SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                                                                        --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /x/
                                                                       --

         Pre-Effective Amendment No. -----

         Post-Effective Amendment No.  67
                                     -----
                                     and/or
                                                                        --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /x/
                                                                       --

         Amendment No. 61
                      -----
           (Check appropriate box or boxes.)

COUNTRYWIDE INVESTMENT TRUST           FILE NO. 2-52242 and 811-2538
--------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

312 Walnut Street, 21st Floor, Cincinnati, Ohio        45202
---------------------------------------------------------------
(Address of Principal Executive Offices)              Zip Code

Registrant's Telephone Number, including Area Code    (513) 629-2000
                                                      --------------

Robert H. Leshner, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202
------------------------------------------------------------------------
               (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph(b)
/x/  on January 1, 1998 pursuant to paragraph (b)
/ /  75 days after filing pursuant to paragraph (a)
/ /  on (date) pursuant to paragraph (a) of Rule 485

                        CROSS REFERENCE SHEET

                          FORM N-1A

ITEM                          SECTION IN PROSPECTUS

1...........................  Cover Page
2...........................  Expense Information
3...........................  Financial Highlights, Performance Information
4...........................  Operation of the Fund; Investment
                              Objective and Policies
5...........................  Operation of the Fund
6...........................  Cover Page; Dividends and
                              Distributions; Taxes; Operation of
                              the Fund
7...........................  How to Purchase Shares; Operation
                              of the Fund; Calculation of Share
                              Price and Public Offering Price;
                              Exchange Privilege; Shareholder
                              Services; Distribution Plan(s);
8...........................  How to Redeem Shares; Shareholder
                              Services
9...........................  None

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION

10..........................  Cover Page
11..........................  Table of Contents
12..........................  The Trust
13..........................  Quality Ratings of Fixed-Income Obligations;
                              Definitions, Policies and Risk
                              Considerations; Investment
                              Limitations; Portfolio Turnover
14..........................  Trustees and Officers
15..........................  Principal Security Holders
16..........................  The Investment Adviser and
                              Underwriter; Distribution Plan(s);
                              Custodian; Auditors; Transfer
                              Agent
17..........................  Securities Transactions
18..........................  The Trust
19..........................  Calculation of Share Price and Public
                              Offering Price; Other Purchase
                              Information; Redemption in Kind
20..........................  Taxes
21..........................  The Investment Adviser and
                              Underwriter
22..........................  Historical Performance Information
23..........................  Annual Report

                                                              PROSPECTUS
                                                              January 1, 1998

                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                        SHORT TERM GOVERNMENT INCOME FUND

         The  Short  Term  Government  Income  Fund  (the  "Fund"),  a series of
Countrywide Investment Trust, seeks high current income consistent with protection of capital, by investing primarily in short-term U.S. Government obligations backed by the "full faith and credit" of the United States.

         THE FUND'S PORTFOLIO SECURITIES ARE VALUED ON AN AMORTIZED COST BASIS. FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT OR ANY OTHER ENTITY. IT IS ANTICIPATED, BUT THERE IS NO ASSURANCE, THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         Countrywide Investments, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
-----------------------------------------------------------------

For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free)........................................800-543-0407
Cincinnati....................................................513-629-2050
-----------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
--------------------

Shareholder Transaction Expenses
   Sales Load Imposed on Purchases                              None
   Sales Load Imposed on Reinvested Dividends                   None
   Exchange Fee                                                 None
   Redemption Fee                                               None*
   Check Redemption Processing Fee (per check):
          First six checks per month                            None
          Additional checks per month                           $0.25

* A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
   Management Fees                                               .48%
   12b-1 Fees                                                    .05%(A)
   Other Expenses                                                .36%
                                                                 ------
   Total Fund Operating Expenses                                 .89%
                                                                 ======
(A) The Fund may incur 12b-1 fees in an amount up to .35% of its average net assets. Long-term shareholders may pay more than the economic equivalent of the
maximum  front-end  sales  loads  permitted  by  the  National   Association  of
Securities Dealers.

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing Annual Fund Operating Expenses are based on amounts incurred during the most recent fiscal year, except that 12b-1 fees have been restated to reflect an anticipated decrease in such fees to be incurred by the Fund during the current fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example You would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                    1 Year         $ 9
                                    3 Years         28
                                    5 Years         49
                                   10 Years        110

FINANCIAL HIGHLIGHTS
--------------------
         The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR(A)

                                                     Year Ended September 30,
                         1997       1996      1995    1994     1993       1992       1991       1990       1989      1988
Net asset value at
  beginning of year      $1.00      $1.00    $1.00    $1.00     $1.00     $1.00     $1.00      $1.00      $1.00      $1.00
                         -----      ------   ------   ------    ------    ------    ------     ------    ------      -----
Net investment income     0.044      0.044    0.046    0.027     0.022     0.035     0.059      0.073      0.079     0.058
                         ------     ------   ------   ------    ------    ------    ------     ------    ------      ------
Dividends from net
  investment income      (0.044)    (0.044)  (0.046)  (0.027)  (0.022)   (0.035)   (0.059)    (0.073)    (0.079)    (0.058)
                         ------     ------   ------    ------  ------     ------    ------    ------     ------     ------
Net asset value at
  end of year            $1.00      $1.00     $1.00    $1.00     $1.00     $1.00    $1.00      $1.00     $1.00      $1.00
                          ======    ======   =======   =======   =======   =====    ======     ======    ======     ======
Total return              4.53%      4.51%     4.69%    2.72%     2.24%     3.55%    6.06%     7.50%     8.22%       6.08%
                          ======    ======   =======   =======    ======   =====     =====     ======    ======      ======
Net assets at end
  of year (000's)        $96,797    $91,439   $87,141  $89,708   $96,962   $91,519   $101,535   $101,835   $104,956  $110,156
                         =======    ======    =======  =======   =======   ========  ========   ========   ========   =======
Ratio of expenses to
  average net assets       0.97%     0.99%     0.99%     0.99%    0.99%     0.99%      0.99%     0.99%     1.01%     1.00%

Ratio of net investment
  income to average
  net assets               4.43%     4.42%     4.59%     2.69%    2.22%     3.51%      5.90%     7.25%     7.91%     5.84%

(A)All per share data has been restated to reflect the effect of a 10 for 1 share split on February 28, 1990.

INVESTMENT OBJECTIVE AND POLICIES
----------------------------------
         The Fund is a series of Countrywide Investment Trust (the "Trust"). The investment objective of the Fund is to seek high current income, consistent with protection of capital. The Fund seeks to achieve its investment objective by investing primarily in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations" described below) and backed by the "full faith and credit" of the United States, maturing within thirteen months or less with a dollar-weighted average portfolio maturity of 90 days or less. In order to achieve its investment objective, the Fund may also enter into repurchase agreements collateralized by U.S. Government obligations backed by the "full faith and credit" of the United States.

     The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The investment objective of the Fund is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund. Notwithstanding the foregoing, the limitation of the Fund's permissible investments to obligations backed by the "full faith and credit" of the United States is a determination made by the Board of Trustees which may be changed by the Board without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     U.S. GOVERNMENT OBLIGATIONS
     ----------------------------
         The Fund invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program.

Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

         The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency or instrumentality established or sponsored by the United States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         The market value of investments available to the Fund, and therefore the Fund's yield, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The portfolio securities held by the Fund are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the prepayment experience of the mortgages underlying mortgage-related U.S. Government obligations may affect the value of, and the return on an investment in, such securities.

         OTHER INVESTMENT TECHNIQUES
         ----------------------------
         The Fund may also engage in the following investment techniques, each of which may involve certain risks:

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions by which the

Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations backed by the "full faith and credit" of the United States. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

         BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Taxes."

HOW TO PURCHASE SHARES
----------------------

         Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). However, the minimum initial investment for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust.

         INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Short Term Government Income Fund." An account application is included in this Prospectus.

         You will be sent within five business days after the end of each month a written statement disclosing each purchase or redemption effected and each dividend or distribution credited to your account during the month. Certificates representing shares of the Fund are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

         INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Fund by wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

         You may receive a dividend on the day of your wire investment provided you have given notice of your intention to make such investment to the Transfer Agent by 12:30 p.m., Eastern time, on that day. Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

         CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in shares of the Fund at the next determined net asset value on a day selected by the institution or its customer, or when the account balance reaches a predetermined dollar amount (e.g., $5,000).

         Participating institutions are responsible for prompt transmission of orders relating to the program. Institutions participating in this program may charge their customers fees for services relating to the program which would reduce the customers' yield from an investment in the Fund. This Prospectus should, therefore, be read together with any agreement between the customer and the participating institution with regard to the services provided, the fees charged for these services and any restrictions and limitations imposed.

SHAREHOLDER SERVICES
---------------------
         Contact the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         AUTOMATIC WITHDRAWAL PLAN

         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service.

         TAX-DEFERRED RETIREMENT PLANS

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         DIRECT DEPOSIT PLANS

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         AUTOMATIC INVESTMENT PLAN

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES
---------------------
         You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     A contingent deferred sales load may be imposed on a redemption of shares of the Fund if such shares had previously been acquired in connection with an exchange from another fund of Countrywide Investments which imposes a contingent deferred sales load, as described in the Prospectus of such other fund.

         BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds will normally be sent by mail or by wire within one business day (but not later than three business days) after receipt of your telephone instructions. Any redemption requests by telephone must be received in proper form prior to 12:30 p.m., Eastern time, on any business day in order for payment by wire to be made that day. IRA accounts are not redeemable by telephone.

         The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

         Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

         Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

         BY CHECK. You may establish a special checking account with the Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

         When a check is presented to the Custodian for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check.

         If the amount of a check is greater than the value of the shares held in your account, the check will be returned. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

         As long as no more than six check redemptions are effected in your account in any month, there will be no charge for the check redemption privilege. After six check redemptions are effected in your account in a month, the Transfer Agent will charge you $.25 for each additional check redemption effected that month. However, there is no charge for any check redemptions effected by employees, shareholders and customers of

Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals. The Transfer Agent charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, the Transfer Agent reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or the Transfer Agent.

         Shareholders who invest in the Fund through a cash sweep or similar program with a financial institution are not eligible for the checkwriting privilege.

         ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Fund's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
-------------------
         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other. A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust                Countrywide Strategic Trust
 Tax-Free Money Fund                      *Government Mortgage Fund
 Ohio Tax-Free Money Fund                 *Equity Fund
 California Tax-Free Money Fund           *Utility Fund
 Florida Tax-Free Money Fund              *Growth/Value Fund
*Tax-Free Intermediate Term Fund          *Aggressive Growth Fund
*Ohio Insured Tax-Free Fund               *International Equity Fund
*Kentucky Tax-Free Fund
                                           Countrywide Investment Trust
                                           Short Term Government Income Fund
                                           Institutional Government Income Fund
                                           Money Market Fund
                                          *Intermediate Bond Fund
                                          *Intermediate Term Government Income
                                                Fund
                                          *Adjustable Rate U.S. Government
                                               Securities Fund
                                          *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

         All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. Although the Fund does not expect to realize any long-term capital gains, if the Fund does realize such gains it will distribute them at least once each year.

         Dividends are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by contacting the Transfer Agent. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
------
         The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
---------------------
         The Fund is a diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to six other series of the Trust, seven series of Countrywide Tax-Free Trust and six series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

     The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Trust and the Adviser.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN
------------------
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         Pursuant to the Plan, the Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of shares of the Fund. For the fiscal year ended September 30, 1997, the Fund paid $122,000 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

         The annual limitation for payment of expenses pursuant to the Plan is .35% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE
---------------------------
         On each day that the Trust is open for business, the share price (net asset value) of the Fund's shares is determined as of 12:30 p.m. and 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities are valued on an amortized cost basis. In connection with the use of the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities having remaining maturities of thirteen months or less and invests only in securities determined by the Board of Trustees to meet the Fund's quality standards and to present minimal credit risks. Other assets of the Fund are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. It is anticipated, but there is no assurance, that the use of the amortized cost method of valuation will enable the Fund to maintain a stable net asset value per share of $1.

PERFORMANCE INFORMATION
-----------------------
         From time to time, the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                                                                          ACCOUNT NO. 0-_____________________
Account Application                                                                (For Fund Use Only)
Short Term Government Income Fund                                                         FOR BROKER/DEALER USE ONLY
                                                                                Firm Name:_____________________________
                                                                                Home Office Address: ___________________
                                                                                Branch Address: ________________________
                                                                                Rep Name & No.: ________________________
Please mail account application to:                                             Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

========================================================================================================================
Initial Investment of $_______________________

[ ]  Check or draft enclosed payable to the Fund.

[ ]  Bank Wire From:
______________________________________________________________________________________________________________

[ ]  Exchange From:
______________________________________________________________________________________________________________
                     (Fund Name)                                                  (Fund Account Number)

Account Name                                                                                         S.S. #/Tax I.D.#

________________________________________________________________________________________  _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.                               (In case of custodial
                                                                                             account please list
                                                                                             minor's S.S.#)


___________________________________________________________________________________________________  Citizenship:[] U.S.
Name of Joint Tenant, Partner, Custodian                                                                         []Other

Address                                                                                              Phone

___________________________________________________________________________________________________  (  )_______________
Street or P.O. Box                                                                                    Business Phone

___________________________________________________________________________________________________  (  )_______________
City                                                       State       Zip                            Home Phone

Check Appropriate Box:          [] Individual      [] Joint Tenant (Right of survivorship presumed)
                                [] Partnership     [] Corporation    [] Trust     [] Custodial     [] Non-Profit  [] Other

Occupation and Employer Name/Address____________________________________________________________________________________

Are you an associated person of an NASD member?   [ ]  Yes   [ ]   No

========================================================================================================================
TAXPAYER  IDENTIFICATION  NUMBER -- Under  penalties  of perjury I certify that the Taxpayer  Identification  Number  listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding.  Check box if appropriate:

[ ] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[ ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
=======================================================================================================================
DISTRIBUTIONS (Distributions are reinvested if no choice is indicated)

[ ] Reinvest all distributions

[ ] Pay all distributions in cash
            [ ] By Check     [ ] By ACH to my bank checking or savings account.  PLEASE ATTACH A VOIDED CHECK.
====================================================================================================================
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund of Countrywide Investments (see prospectus for limitations on this option) and:

[ ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further authorize the use of automated cash transfers to and from the account designated below.
   NOTE: For wire redemptions, the indicated bank should be a commercial bank.

Bank Account Number _____________________________________  Bank Routing Transit Number _______________________________

Name of Account Holder _______________________________________________________________________________________________

Bank Name _________________________________________________________ Bank Address ______________________________________
                                                                                    City            State
[ ]CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Countrywide Pay Through Draft Account (PTDA)
or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA signature card to draw checks on the PTDA and to cause the redemption of my (our)
shares of the Trust.  I (we) agree to be bound by the Rules and Regulations for the Countrywide Pay Through Draft
Account as such Rules and Regulations may be amended from time to time.
===========================================================================================================================
SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investment
Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide
Fund Services, Inc., or both will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.
are genuine.





    ___________________________________________________             ___________________________________________________
    Signature of Individual Owner, Corporate Officer,                Signature of Joint Owner, if Any
    Trustee, etc.



    ________________________________________________            ____________________________________________________
          Title of Corporate Officer, Trustee, etc.                                     Date

               NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side.
                 Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

========================================================================================
AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund)
The Automatic Investment Plan is available for all established accounts of Countrywide Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month.

For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per month in the Fund.

ABA Routing Number______________________________

FI Account Number________________________________

[ ]  Checking Account            [ ]  Savings Account

_____________________________________________________________________
Name of Financial Institution (FI)                                              Please make my automatic investment on:

                                                                                []  the last business day of each month
______________________________________________________________________          []  the 15th day of each month
City                                        State                               []  both the 15th and last business day


X_____________________________________________________________________         X_______________________________________
      (Signature of Depositor EXACTLY as it appears on FI Records)                 (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     Please attach a voided check for from your checking account or a voided deposit/withdrawal slip from your savings account for the Automatic Investment Plan.

Indemnification to Depositor's Bank
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
========================================================================================================================
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

[]  Monthly -- Withdrawals will be made on the last business day of each month.
[]  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[]  Annually -- Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

[]  Exchange:  Please  exchange  the  withdrawal  proceeds  into  another  Countywide  account  number:_ _-- _ _ _ _--_
[]  Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[]  ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
    I understand that the transfer will be completed in two to three business days and that there is no charge.
[]  Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

     Please attach a voided
     check for ACH or bank wire____________________________________________________________________________________________________
                                   Bank Name                                       Bank Address


___________________________________________________________________________________________________________________________________
                                    Bank ABA#                              Account #                          Account Name

[]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee________________________________________________________________________________________________________

Please send to:______________________________________________________________________________________________________
              Street address                                       City                 State            Zip
========================================================================================================================
RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that

________________________________________________________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


                                                             Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the _______________________________________________________________________________________________________________________
                                                        (Name of Organization)

incorporated or formed under the laws of__________________________________________________________________________________________
                                                                (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                  Name                                                              Title

     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _______________________________________________________


Witness my hand and seal of the corporation or organization this_______________________day of_______________________________________, 19_______


     ___________________________________________________       _________________________________________________________
                      *Secretary-Clerk                                      Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide:  (Toll-Free) 800-543-8721
Cincinnati:  513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide:  (Toll-Free) 800-543-0407
Cincinnati:  513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati:  513-579-0999

                                TABLE OF CONTENTS
Expense Information. . . . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . .. . . . . . . . . . . . . . .
Investment Objective and Policies. . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund . . . . . . . . . . . . . . . . . . .
Distribution Plan . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
-----------------------------------------------------------------

         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                                                              PROSPECTUS
                                                              January 1, 1998
                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                    INTERMEDIATE TERM GOVERNMENT INCOME FUND

         The Intermediate Term Government Income Fund (the "Fund"), a series of Countrywide Investment Trust, seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         Countrywide Investments, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
------------------------------------------------------------------------------

For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free)............................................800-543-0407
Cincinnati........................................................513-629-2050
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
--------------------
Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                                  2%
   Maximum Contingent Deferred Sales Load
   (as a percentage of original purchase price)                         None*
   Sales Load Imposed on Reinvested Dividends                           None
   Exchange Fee                                                         None
   Redemption Fee                                                       None**

   Check Redemption Processing Fee (per check):
         First six checks per month                                     None
         Additional checks per month                                    $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)

   Management Fees                                                 .49%
   12b-1 Fees(A)                                                   .16%
   Other Expenses                                                  .34%
                                                                   ----
   Total Fund Operating Expenses                                   .99%
                                                                   ====

(A) The Fund may incur 12b-1 fees in an amount up to .35% of its average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

      The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example You would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              1 Year  3 Years  5 Years  10 Years
                                $30     $51      $74       $139

FINANCIAL HIGHLIGHTS
--------------------
         The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.


   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                     YEAR ENDED SEPTEMBER 30,
                            1997       1996      1995       1994      1993      1992       1991      1990      1989     1988
Net asset value at
  beginning of year        $10.49     $10.73    $10.14      $11.59   $11.10    $10.45      $9.85    $10.09    $10.12   $10.02
                          -------    -------    -------   -------    ------    ------    ------    -------  -------   -------
Income from investment
  operations:
   Net investment income     0.61       0.61      0.64        0.56     0.60      0.68       0.75      0.76      0.79     0.76
   Net realized and
   unrealized gains
   (losses)on investments    0.18      (0.24)     0.59      (1.32)     0.49      0.65       0.60     (0.24)    (0.03)    0.10
                           -------     -----     -------    ------    ------     ------    ------    ------    -----   ------
Total from investment
  operations                 0.79       0.37      1.23      (0.76)     1.09      1.33       1.35      0.52      0.76     0.86
                           -------    -------   -------   -------    -------   -------      -----    -----     -----    ------
Less distributions:
   Dividends from net
   investment income        (0.61)     (0.61)    (0.64)     (0.56)    (0.60)    (0.68)     (0.75)    (0.76)    (0.79)   (0.76)
   Distributions from
   net realized gains          --         --       --       (0.13)      --        --         --        --        --       --
                           -------    -------     -------   -------   ------   -------    -------   -------    -------  ------
Total distributions         (0.61)     (0.61)    (0.64)     (0.69)    (0.60)    (0.68)     (0.75)    (0.76)    (0.79)   (0.76)
                           -------    -------    -------    -------   -------   -------   -------     -----    -------  -------
Net asset value at
  end of year              $10.67     $10.49    $10.73     $10.14    $11.59    $11.10     $10.45     $9.85     $10.09   $10.12
                           =======    =======    ======    ======    ======     ======     =====     ======    ======   ======
Total return(A)             7.74%       3.55%     12.52%    (6.76%)   10.15%    13.27%     14.19%     5.31%     7.79%    8.77%
                          =======     =======   ========    =======   ========  =======    ======     =====    ======    =====
Net assets at end
  of year (000's)         $53,033     $56,095    $56,969    $64,395   $89,666   $59,290    $40,896   $37,800   $40,391  $52,405
                          ========    =======    =======   ========   =======   =======     =======  =======   =======   =======
Ratio of expenses to
  average net assets         0.99%      0.99%      0.99%      0.99%     0.99%     1.00%      1.00%     1.02%     1.03%    1.04%

Ratio of net investment
  income to average
  net assets                 5.78%       5.75%      6.17%     5.17%     5.31%     6.40%      7.39%     7.57%     7.83%    7.43%

Portfolio turnover rate        49%         70%        58%      236%      255%       76%        74%       92%      161%      88%

(A)The total returns shown do not include the effect of applicable sales loads.

INVESTMENT OBJECTIVES AND POLICIES
-----------------------------------

         The Fund is a series of Countrywide Investment Trust (the "Trust"). The Fund seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. In order to achieve its investment objectives, the Fund may also enter into repurchase agreements collateralized by U.S. Government obligations. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved.

         The investment objectives of the Fund may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     U.S. Government Obligations
     ----------------------------
         The Fund invests in intermediate-term U.S. Government obligations. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

         The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency or instrumentality established or sponsored by the United States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         The market value of investments available to the Fund, and therefore the Fund's yield, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The net asset value of the Fund also will fluctuate due to these changes. The portfolio securities held by the Fund are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the prepayment experience of the mortgages underlying mortgage-related U.S. Government obligations may affect the value of, and the return on an investment in, such securities.

         Other Investment Techniques
         ---------------------------
         The Fund may also engage in the following investment techniques, each of which may involve certain risks:

         MORTGAGE-RELATED U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in mortgage-related U.S. Government obligations, including GNMA Certificates, FHLMC Certificates and FNMA Certificates.

         GNMA Certificates are U.S. Government obligations guaranteed by the Government National Mortgage Association (the GNMA) and are mortgage-backed securities representing part ownership of a pool of mortgage loans. The pool of mortgage loans underlying the GNMA Certificates is assembled by the issuer, usually a private mortgage lender. The loans in the pool, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmers' Home Administration or guaranteed by the Veterans Administration. If the pool is approved by the GNMA, GNMA Certificates are issued and sold to investors such as the Fund. The Fund will invest only in GNMA Certificates of the pass-through type. This type of GNMA Certificate entitles the holder to receive all interest and principal payments owed on the pool of mortgage loans, net of fees paid to the issuer and the GNMA. In addition, the timely payment of interest and principal on this type of GNMA Certificate is guaranteed by the GNMA, even in the event of the foreclosure of underlying mortgage loans. The GNMA guarantee is backed by the full faith and credit of the United States. However, shares of the Fund are not guaranteed or backed by either the GNMA or the United States Government.

         FHLMC Certificates are U.S. Government obligations guaranteed by the Federal Home Loan Mortgage Corporation (the FHLMC). As with GNMA Certificates, FHLMC Certificates are pass-through mortgage-backed securities representing part ownership of a pool of mortgage loans. The FHLMC generally purchases such mortgage loans from those lenders insured by the Federal Deposit Insurance Corporation, or Federal Housing Administration mortgagees approved by the Department of Housing and Urban Development. The securities and guarantees of the FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States.

         FNMA Certificates are U.S. Government obligations guaranteed by the Federal National Mortgage Association (the FNMA). The FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. The FNMA purchases residential mortgages from a list of approved sellers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks. Pass-through securities issued by the FNMA are not backed by the full faith and credit of the United States, although the Secretary of the Treasury of the United States has discretionary authority to lend the FNMA up to $2.25 billion outstanding at any time.

         Prepayments of and payments on foreclosures of mortgage loans underlying a mortgage-related security are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. The mortgage loans underlying a mortgage-related security may be prepaid at any time without penalty. If a prepayment of a mortgage loan underlying a particular mortgage-related security occurs, the return to the Fund may be lower if the Fund acquired the security at a premium over par or higher if the Fund acquired the security at a discount from par. In addition, prepayments of mortgage loans underlying a particular mortgage-related security held by the Fund will reduce the market value of the security to the extent the market value of the security at the time of prepayment exceeds its par value. In periods of declining mortgage interest rates, prepayments may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance outstanding mortgages at lower interest rates. In general, a decline in interest rates will cause the net asset value of the Fund to increase to the extent that prepayments do not occur, while a rise in interest rates will cause the net asset value of the Fund to decrease.

         Some of the pass-through mortgage securities in which the Fund invests may be adjustable rate mortgage securities ("ARMS"). ARMS are collateralized by adjustable rather than fixed-rate mortgages. The ARMS in which the Fund invests are actively traded. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of fixed-rate mortgage securities and ARMS tend to experience lower rates of prepayment of principal than fixed-rate mortgage securities. However, ARMS are also less likely than fixed-rate mortgage securities of comparable quality and maturity to increase significantly in value during periods of declining interest rates.

         DELAYED SETTLEMENT TRANSACTIONS. The Fund may trade securities on a "when-issued" or "to-be-announced" basis. Obligations issued on a when-issued or to-be-announced basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when- issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund does not currently intend to invest more than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer- only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

         BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

         PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Taxes."

HOW TO PURCHASE SHARES
----------------------
         Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). However, the minimum initial investment for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Intermediate Term Government Income Fund." An account application is included in this Prospectus.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

         The public offering price of shares applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                      Dealer
                                                    Reallowance
                                Sales Load as % of:   as % of
                                 Public      Net       Public
                                Offering    Amount    Offering
Amount of Investment              Price    Invested    Price
--------------------            --------   ---------  -------
Less than $100,000                 2.00%      2.04%     1.80%
$100,000 but less than $250,000    1.50%      1.52%     1.35%
$250,000 but less than $500,000    1.00%      1.01%      .90%
$500,000 but less than $1,000,000   .75%       .76%      .65%
$1,000,000 or more                 None*      None*

         Investors whose accounts were opened prior to February 1, 1995 are subject to a different table of sales loads as follows:

                                                        Dealer
                                                      Reallowance
                                Sales Load as % of:     as % of
                                    Public    Net       Public
                                  Offering  Amount     Offering
Amount of Investment              Price     Invested    Price
--------------------              -----     --------    ------
Less than $500,000                 1.00%     1.01%      1.00%
$500,000 but less than $1,000,000   .75%      .76%       .75%
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

         Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the

Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         For initial purchases of shares of $1,000,000 or more made after October 1, 1995 and subsequent purchases further increasing the size of the account, a dealer's commission of .75% of the purchase amount may be paid by the Adviser to participating unaffiliated dealers through whom such purchases are effected. In determining a dealer's eligibility for such commission, purchases of shares of the Fund may be aggregated with concurrent purchases of Class A shares of other funds of Countrywide Investments. Dealers should contact the Adviser concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Charge for Certain Purchases of Shares" below.

         In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds of Countrywide Investments during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

         OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to the Transfer Agent, P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the Fund.

         Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers and financial planners may also purchase shares of the Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

         Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

         CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF SHARES. A contingent deferred sales load is imposed upon certain redemptions of shares of the Fund (or shares into which such shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to .75% of the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

         Redemptions of such shares of the Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege."

         The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in
which  the   deceased  or  disabled  is  named.   The  Adviser  may  require
documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

         ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

         The Trust mails you confirmations of all purchases or redemptions of shares of the Fund. Certificates representing shares are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

SHAREHOLDER SERVICES
---------------------
         Contact the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         Automatic Withdrawal Plan
         --------------------------
         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

         Tax-Deferred Retirement Plans
         -----------------------------
         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans
         ---------------------
         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         Automatic Investment Plan
         -------------------------
         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

         Reinvestment Privilege
         ----------------------
         If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
---------------------
         You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         A contingent deferred sales load may apply to a redemption of certain shares of the Fund purchased at net asset value. See "How to Purchase Shares."

         BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the

Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds will normally be sent by mail or by wire within one business day (but not later than three business days) after receipt of your telephone instructions. Any redemption requests by telephone must be received in proper form prior to 12:30 p.m., Eastern time, on any business day in order for payment by wire to be made that day. IRA accounts are not redeemable by telephone.

         The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

         Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

         Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

         BY CHECK. You may establish a special checking account with the Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

         When a check is presented to the Custodian for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

         If the amount of a check is greater than the value of the shares held in your account, the check will be returned. Shareholders of the Fund should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

         As long as no more  than six check  redemptions  are  effected  in your account in any month, there will be no charge for the check redemption privilege. After six check redemptions are effected in your account in a month, the Transfer Agent will charge you $.25 for each additional check redemption effected that month. However, there is no charge for any check redemptions effected by employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals. The Transfer Agent charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, the Transfer Agent reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or the Transfer Agent.

         Shareholders of the Fund should be aware that writing a check (a redemption of shares) is a taxable event. Shares of the Fund for which certificates have been issued may not be redeemed by check.

         THROUGH BROKER-DEALERS. You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Fund's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         If a certificate for shares of the Fund was issued to you, you will not be permitted to redeem shares by check, to redeem or exchange shares by telephone or to use the automatic withdrawal plan as to those shares. In order to redeem such shares, the certificate must be delivered to the Transfer Agent, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other.

         Shares of the Fund which are not subject to a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

          Shares of the Fund subject to a contingent deferred sales load may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust              Countrywide Strategic Trust
 Tax-Free Money Fund                    *Government Mortgage Fund
 Ohio Tax-Free Money Fund               *Equity Fund
 California Tax-Free Money Fund         *Utility Fund
 Florida Tax-Free Money Fund            *Growth/Value Fund
*Tax-Free Intermediate Term Fund        *Aggressive Growth Fund
*Ohio Insured Tax-Free Fund             *International Equity Fund
*Kentucky Tax-Free Fund

                         Countrywide Investment Trust
                         Short Term Government Income Fund
                         Institutional Government Income Fund
                         Money Market Fund
                        *Intermediate Bond Fund
                        *Intermediate Term Government Income
                           Fund
                        *Adjustable Rate U.S. Government
                           Securities Fund
                        *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
----------------------------
         All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option -      income distributions and capital gains
                             distributions reinvested in additional
                             shares.

         Income Option -     income distributions and short-term capital
                             gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

         Cash Option -       income  distributions and capital
                             gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

         An investor in the Fund who has received in cash any dividend or capital gains distribution may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----
         The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders.

         The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

         Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
----------------------
         The Fund is a diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to five other series of the Trust, seven series of Countrywide Tax-Free Trust and six series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

         Scott Weston, Assistant Vice President-Investments of the Adviser, is primarily responsible for managing the portfolio of the Fund. Mr. Weston has been employed by the Adviser since 1992 and has been managing the Fund's portfolio since March 1996.

         The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Trust and the Adviser.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the

Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.



DISTRIBUTION PLAN
------------------
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         Pursuant to the Plan, the Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of shares of the Fund. For the fiscal year ended September 30, 1997, the Fund paid $81,072 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

         The annual limitation for payment of expenses pursuant to the Plan is .35% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
         On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) of the Fund for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------
         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defense posture, in light of the Adviser's view of current or past market conditions or historical trends.

         Further information about the Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) or by writing to the Trust at the address on the front of this Prospectus.

                                                                          ACCOUNT NO. 3-_____________________
Account Application                                                                (For Fund Use Only)
Intermediate Term Government Income Fund                                                    FOR BROKER/DEALER USE ONLY
                                                                                Firm Name:_____________________________
                                                                                Home Office Address: ___________________
                                                                                Branch Address: ________________________
                                                                                Rep Name & No.: ________________________
Please mail account application to:                                             Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

========================================================================================================================
Initial Investment of $_______________________

[]  Check or draft enclosed payable to the Fund.

[]  Bank Wire From:
______________________________________________________________________________________________________________

[]  Exchange From:
______________________________________________________________________________________________________________
                     (Fund Name)                                                  (Fund Account Number)

Account Name                                                                                         S.S. #/Tax I.D.#

________________________________________________________________________________________  _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.                               (In case of custodial
                                                                                             account please list
                                                                                             minor's S.S.#)


___________________________________________________________________________________________________  Citizenship:[] U.S.
Name of Joint Tenant, Partner, Custodian                                                                         []Other

Address                                                                                              Phone

___________________________________________________________________________________________________  (  )_______________
Street or P.O. Box                                                                                    Business Phone

___________________________________________________________________________________________________  (  )_______________
City                                                       State       Zip                            Home Phone

Check Appropriate Box:          [] Individual      [] Joint Tenant (Right of survivorship presumed)
                                [] Partnership     [] Corporation    [] Trust     [] Custodial     [] Non-Profit  [] Other

Occupation and Employer
Name/Address______________________________________________________________________________________________

Are you an associated person of an NASD member?   []  Yes   []   No

========================================================================================================================

TAXPAYER  IDENTIFICATION  NUMBER -- Under  penalties  of perjury I certify that the Taxpayer  Identification  Number  listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding.  Check box if appropriate:

[] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

=======================================================================================================================

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

[]  Share Option  --  Income distributions and capital gains distributions automatically reinvested in additional shares.

[]  Income Option  --  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

[]  Cash Option  --  Income distributions and capital gains distributions paid in cash.
                     [ ] By Check    [ ] By ACH to my bank checking or savings account.  Please attach a voided check.
========================================================================================================================
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund of Countrywide Investments (see prospectus for limitations on this option) and:

[ ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further authorize the use of automated cash transfers to and from the account designated below.
   NOTE: For wire redemptions, the indicated bank should be a commercial bank.

Bank Account Number _____________________________________  Bank Routing Transit Number _______________________________
Name of Account Holder _______________________________________________________________________________________________
Bank Name _________________________________________________________ Bank Address ______________________________________
                                                                                    City            State
[ ]CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Countrywide Pay Through Draft Account (PTDA)
or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA signature card to draw checks on the PTDA and to cause the redemption of my (our)
shares of the Trust.  I (we) agree to be bound by the Rules and Regulations for the Countrywide Pay Through Draft
Account as such Rules and Regulations may be amended from time to time.
===========================================================================================================================
REDUCED SALES CHARGES
Right of Accumulation: I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                      Account Number/Name                                                    Account Number/Name

_______________________________________________________          ______________________________________________________

_______________________________________________________          ______________________________________________________
Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

[] I agree to the Letter of Intent in the current Prospectus of Countrywide Investment Trust. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ____________________ 19
(Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of Countrywide Investments at least equal to (check appropriate box):

                  [] $100,000                [] $250,000                 [] $500,000                [] $1,000,000
========================================================================================================================

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investment
Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide
Fund Services, Inc., or both will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.
are genuine.



    ___________________________________________________             ___________________________________________________
    Signature of Individual Owner, Corporate Officer,                Signature of Joint Owner, if Any
    Trustee, etc.



    ________________________________________________            ____________________________________________________
          Title of Corporate Officer, Trustee, etc.                                     Date

               NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side.
                 Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

========================================================================================

AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund)
The Automatic Investment Plan is available for all established accounts of Countrywide Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month.

For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per month in the Fund.

ABA Routing Number______________________________
FI Account Number________________________________

[]  Checking Account            []  Savings Account
----------------------------------------------------------------------
Name of Financial Institution (FI)                                              Please make my automatic investment on:

                                                                                []  the last business day of each month
______________________________________________________________________          []  the 15th day of each month
City                                        State                               []  both the 15th and last business day


X_____________________________________________________________________         X_______________________________________
      (Signature of Depositor EXACTLY as it appears on FI Records)                 (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     Please attach a voided check from your checking account or a voided deposit/ withdrawal slip from your savings account for the Automatic Investment Plan.

Indemnification to Depositor's Bank
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

========================================================================================================================

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

[]  Monthly -- Withdrawals will be made on the last business day of each month.
[]  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[]  Annually -- Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

[]  Exchange:  Please  exchange  the  withdrawal  proceeds  into  another  Countywide  account  number:_ _-- _ _ _ _--_
[]  Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[]  ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
    I understand that the transfer will be completed in two to three business days and that there is no charge.
[]  Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

     Please attach a voided
     check for ACH or bank wire____________________________________________________________________________________________________
                                   Bank Name                                       Bank Address


___________________________________________________________________________________________________________________________________
                                    Bank ABA#                              Account #                          Account Name

[]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of
payee___________________________________________________________________________________________________________________

Please send
to:____________________________________________________________________________________________________________________
              Street address                                               City                 State            Zip
========================================================================================================================

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that

________________________________________________________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


                                                             Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


_______________________________________________________________________________________________________________________
                                                        (Name of Organization)

incorporated or formed under the laws of__________________________________________________________________________________________
                                                                (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                  Name                                                              Title

     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _______________________________________________________


Witness my hand and seal of the corporation or organization this_______________________day of_______________________________________, 19_______


     ___________________________________________________       _________________________________________________________
                      *Secretary-Clerk                                      Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide:  (Toll-Free) 800-543-8721
Cincinnati:  513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide:  (Toll-Free) 800-543-0407
Cincinnati:  513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati:  513-579-0999

                           TABLE OF CONTENTS

Expense Information. . . . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . .. . . . . . . . . . . . . . .
Investment Objectives and Policies . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund. . . . . . . . . . . . . . . . . . . .
Distribution Plan. . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price and Public Offering Price . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
-----------------------------------------------------------------

         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                                                              PROSPECTUS
                                                              January 1, 1998


                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                      INSTITUTIONAL GOVERNMENT INCOME FUND

         The Institutional Government Income Fund (the "Fund"), a separate series of Countrywide Investment Trust, seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

         The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Such institutions include banks and trust companies, savings institutions, corporations, investment bankers and brokers, insurance companies, pension funds, employee benefit plans and educational, religious and charitable institutions. The minimum initial purchase is $100,000 per investor.

         The Fund's portfolio securities are valued on an amortized cost basis. Fund shares are neither insured nor guaranteed by the United States Government or any other entity. It is anticipated, but there is no assurance, that the Fund will maintain a stable net asset value per share of $1.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         Countrywide Investments, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
-----------------------------------------------------------------------
For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free).........................................800-543-0407
Cincinnati.....................................................513-629-2050
---------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
--------------------

Shareholder Transaction Expenses
  Sales Load Imposed on Purchases                                        None
  Sales Load Imposed on Reinvested Dividends                             None
  Exchange Fee                                                           None
  Redemption Fee                                                         None

Annual Fund Operating Expenses (as a percentage of average net assets)
  Management Fees After Waivers                                        .15%(A)
  12b-1 Fees                                                           .01%(B)
  Other Expenses                                                       .24%
                                                                       ----
  Total Fund Operating Expenses After Waivers                          .40%(C)
                                                                       ====

(A) Absent waivers of management fees, such fees would have been .20% for the fiscal year ended September 30, 1997.
(B) The Fund may incur 12b-1 fees in an amount up to .10% of its average net assets.
(C) Absent waivers of management fees, total Fund operating expenses would have been .45% for the fiscal year ended September 30, 1997.

      The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Example
  You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
  each time period:                               1 Year      $ 4

                                                  3 Years     $13

                                                  5 Years     $22

                                                  10 Years    $51

      Institutions who utilize the transfer agent's subaccounting system to minimize their internal recordkeeping requirements will be charged a subaccounting fee based on the level of services. See "Subaccounting Services."

FINANCIAL HIGHLIGHTS
--------------------
      The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

                                                 Per Share Data for a Share Outstanding Throughout Each Period
                                                                                                                       FROM DATE OF
                                                                                                                          PUBLIC
                                                                                                                        OFFERING
                                                                                                                      (MAY 23, 1988)
                                                                                                                          THROUGH
                                                                        YEAR ENDED SEPTEMBER 30,                          SEPT.30,
                                   1997     1996      1995      1994      1993      1992       1991      1990      1989      1988

Net asset value at beginning       $1.00    $1.00     $1.00     $1.00     $1.00    $1.00      $1.00     $1.00    $1.00      $1.00
  of period                        -----    -------   ------    ------    ------   ------     ------    ------    ------    -----

Net investment income               0.051    0.051     0.053     0.034     0.029    0.040      0.065     0.081    0.087      0.025
                                   ------   -------   ------     ------    ------   ------     ------    ------   ------     -----
Dividends from net investment      (0.051)  (0.051)   (0.053)   (0.034)   (0.029)  (0.040)    (0.065)   (0.081)  (0.087)    (0.025)
  income                           -------  -------    ------    ------    ------   ------     ------    ------   ------     -----

Net asset value at end of          $1.00    $1.00      $1.00     $1.00     $1.00    $1.00     $1.00      $1.00     $1.00     $1.00
  period                           =======  =======    ======    =======   ======   ======    ======     ======   ======     =====

Total return                         5.17%   5.18%     5.42%     3.43%      2.96%    4.08%     6.61%     8.31%    9.07%     7.42%(B)
                                   =======  ======     ======    ======    ======    =====    ======    =======   ======    =======

Net assets at end of               $61,248  $39,382    $36,009   $41,769   $34,610   $43,432   $62,313   $97,727  $121,826  $70,489
  period (000's)                   =======  =======    =======   =======   =======   =======   =======   =======  ========  =======

Ratio of expenses to                 0.40%   0.40%     0.40%      0.40%     0.40%     0.37%       0.35%     0.33%   0.32%   0.30%(B)
  average net assets(A)

Ratio of net investment income       5.07%   5.06%     5.30%      3.41%     2.92%     4.04%       6.50%     8.04%   8.74%   7.39%(B)
   to average net assets

(A)  Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.45%, 0.49%, 0.42%, 0.42%,
     0.48%, 0.43%, 0.36% and 0.34% for the years ended September 30, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1989,
     respectively.
(B)  Annualized.

INVESTMENT OBJECTIVE AND POLICIES
----------------------------------

         The Fund is a series of Countrywide Investment Trust (the "Trust"). The investment objective of the Fund is to seek high current income, consistent with protection of capital. The Fund seeks to achieve its investment objective by investing primarily in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations" described below), maturing within thirteen months or less with a dollar-weighted average portfolio maturity of 90 days or less.

         The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         The Fund invests in U.S. Government obligations. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

         The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency or instrumentality established or sponsored by the United States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         The market value of investments available to the Fund and therefore the Fund's yield, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The portfolio securities held by the Fund are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the prepayment experience of the mortgages underlying mortgage-related U.S. Government obligations, such as obligations issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, may affect the value of, and the return on an investment in, such securities.

         Other Investment Techniques
         ----------------------------
         The Fund may also engage in the following investment techniques, each of which may involve certain risks:

         DELAYED SETTLEMENT TRANSACTIONS. Obligations issued on a when-issued or to-be-announced basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the

Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund does not currently intend to invest more than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

         BORROWING AND PLEDGING. The Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

         LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid high-grade debt obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by the Fund without the affirmative vote of a majority of its outstanding shares.

HOW TO PURCHASE SHARES
----------------------
         Your initial investment in the Fund ordinarily must be at least $100,000. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust.

         INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Institutional Government Income Fund." An account application is included in this Prospectus.

         You will be sent within five business days after the end of each month a written statement disclosing each purchase or redemption effected and each dividend or distribution credited to your account during the month. Certificates representing shares are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

         INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Fund by wire. Please telephone the Transfer Agent (Nationwide call toll-free
800-543-0407; in Cincinnati call 629- 2050) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

         You may receive a dividend on the day of your wire investment provided you have given notice of your intention to make such investment to the Transfer Agent by 12:30 p.m., Eastern time, on that day. Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

         CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in shares of the Fund at the next determined net asset value on a day selected by the institution or its customer, or when the account balance reaches a predetermined dollar amount (e.g., $5,000).

         Participating institutions are responsible for prompt transmission of orders relating to the program. Institutions participating in this program may charge their customers fees for services relating to the program which would reduce the customers' yield from an investment in the Fund. This Prospectus should, therefore, be read together with any agreement between the customer and the participating institution with regard to the services provided, the fees charged for these services and any restrictions and limitations imposed.

HOW TO REDEEM SHARES
--------------------

         You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         A contingent deferred sales load may be imposed on a redemption of shares of the Fund if such shares had previously been acquired in connection with an exchange from another fund of Countrywide Investments which imposes a contingent deferred sales load, as described in the Prospectus of such other fund.

         BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds will normally be sent by mail or by wire within one business day (but not later than three business days) after receipt of your telephone instructions. Any redemption requests by telephone must be received in proper form prior to 12:30 p.m., Eastern time, on any business day in order for payment by wire to be made that day.

         The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

         Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

         Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

         ADDITIONAL REDEMPTION INFORMATION. There is currently no charge for processing wire redemptions. However, the Trust reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $100,000 (based on actual amounts invested, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------

         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other. A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust            Countrywide Strategic Trust
 Tax-Free Money Fund                 *Government Mortgage Fund
 Ohio Tax-Free Money Fund            *Equity Fund
 California Tax-Free Money Fund      *Utility Fund
 Florida Tax-Free Money Fund         *Growth/Value Fund
*Tax-Free Intermediate Term Fund     *Aggressive Growth Fund
*Ohio Insured Tax-Free Fund          *International Equity Fund
*Kentucky Tax-Free Fund
                                     Countrywide Investment Trust
                                     Short Term Government Income Fund
                                     Institutional Government Income Fund
                                     Money Market Fund
                                    *Intermediate Bond Fund
                                    *Intermediate Term Government Income
                                        Fund
                                    *Adjustable Rate U.S. Government
                                        Securities Fund
                                    *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

SUBACCOUNTING SERVICES
-----------------------
         Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The Transfer Agent may charge a subaccounting fee based on the level of services rendered. Institutions holding Fund shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. This Prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fee charged for those services and any restrictions and limitations imposed.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
         All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. Although the Fund does not expect to realize any long-term capital gains, if the Fund does realize such gains it will distribute them at least once each year.

         Dividends are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by contacting the Transfer Agent. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----
         The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
----------------------
         The Fund is a diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to six other series of the Trust, seven series of Countrywide Tax-Free Trust and six series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .2% of the average value of its daily net assets.

         The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Trust and the Adviser.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN
------------------
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         The annual limitation for payment of expenses pursuant to the Plan is .1% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE
--------------------------
         On each day that the Trust is open for business, the share price (net asset value) of the Fund's shares is determined as of 12:30 p.m. and 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities are valued on an amortized cost basis. In connection with the use of the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities having remaining maturities of thirteen months or less and invests only in securities determined by the Board of Trustees to meet the Fund's quality standards and to present minimal credit risks. Other assets of the Fund are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. It is anticipated, but there is no assurance, that the use of the amortized cost method of valuation will enable the Fund to maintain a stable net asset value per share of $1.

PERFORMANCE INFORMATION
------------------------
         From time to time, the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

ACCOUNT APPLICATION
Please mail account application to:
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

INSTITUTIONAL GOVERNMENT
INCOME FUND

ACCOUNT NO.  23-______________________
                (For Fund Use Only)

FOR BROKER/DEALER USE ONLY
Firm Name:________________________
Home Office Address:______________
Branch Address:___________________
Rep Name & No.:___________________



Initial Investment of $___________ ($100,000 Minimum)

o  Check or draft enclosed payable to the Fund.

o  Bank Wire From:_______________________________________________________

o  Exchange From:________________________________________________________
                 (Fund Name)                        (Fund Account Number)

ACCOUNT NAME                              S.S. #/TAX I.D.#
Name of Individual, Corporation,          (In case of custodial account
Organization, or Minor, etc.              please list minor's S.S.#)
________________________________________  Citizenship: o  U.S.
Name of Joint Tenant, Partner, Custodian               o Other

ADDRESS                                   PHONE
________________________________________  (             )_____________
Street or P.O. Box                        Business Phone
________________________________________  (             )_____________
City                     State    Zip     Home Phone

Check Appropriate Box: o Individual o Joint Tenant (Right of survivorship presumed) o Partnership o Corporation o Trust o Custodial o Non-Profit o Other
------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. Check box if appropriate:
o I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
o I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

------------------------------------------------------------------------------
DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
o  Share Option -- Income distributions and capital gains distributions automatically reinvested in additional shares.
o  Cash Option --  Income distributions and capital gains distributions paid in cash.
------------------------------------------------------------------------------
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, to have amounts withdrawn from my (our) account in any fund in Countrywide Investments (see prospectus for limitations on this option) and:

WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I
(we) further authorize the used of automated cash transfers to and from the account designated below.

NOTE: For wire redemptions, the indicated bank should be a commercial bank. PLEASE ATTACH A VOIDED CHECK FOR THE ACCOUNT.

Bank Account Number______________Bank Routing Transit Number_______________ Name of Account Holder_____________________________________________________
Bank Name________________Bank Address______________________________________
                                          City               State

------------------------------------------------------------------------------
SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor.
The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein. Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The investor(s) will bear the risk of any such loss. The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are genuine.
If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

_____________________________________   _____________________________________
Signature of Individual Owner,          Signature of Joint Owner, if Any
Corporate Officer, Trustee, etc.

_____________________________________   _____________________________________
Title of Corporate Officer,             Date
Trustee, etc.

NOTE:   CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE THE
RESOLUTION FORM ON THE REVERSE SIDE. UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other
Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that ________________________ is
(are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is

FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                              CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

____________________________________________________________________________
                           (Name of Organization)

incorporated or formed under the laws of ___________________________________
                                                      (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on _____________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                NAME                                     TITLE
_____________________________________   _____________________________________
_____________________________________   _____________________________________
_____________________________________   _____________________________________

Witness my hand and seal of the corporation or organization this_______________ day of________, 19_______


_____________________________________   _____________________________________
*Secretary-Clerk                        Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

                                TABLE OF CONTENTS

Expense Information. . . . . . . . . . . . . . . . . . . . .
Financial Highlights . . . . . . . . . . . . . . . . . . . .
Investment Objective and Policies. . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . .
Subaccounting Services . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund. . . . . . . . . . . . . . . . . . . .
Distribution Plan. . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
-----------------------------------------------------------------

         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                                                                PROSPECTUS
                                                               January 1, 1998

                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                 ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND

         The Adjustable Rate U.S. Government Securities Fund (the "Fund"), a separate series of Countrywide Investment Trust, seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         Countrywide Investments, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.

-------------------------------------------------------------------------------
For Information or Assistance in Opening an Account, Please Call:

Nationwide (Toll-Free) . . . . . . . . . . . . . .  800-543-0407
Cincinnati   . . . . . . . . . . . . . . . . . . .  513-629-2050
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
--------------------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). .  . . . . . .     2%
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price). . . .     None*
Sales Load Imposed on Reinvested Dividends. . . . .     None
Exchange Fee. . . . . . . . . . . . . . . . . . . .     None
Redemption Fee. . . . . . . . . . . . . . . . . . .     None**
Check Redemption Processing Fee (per check):
  First Six Checks per Month . . . . . . . . . .  .     None
  Additional Checks per Month. . . . . . . . . .  .     $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees After Waivers(A)                             .00%
12b-1 Fees(B)                                                .08%
Other Expenses After Reimbursements(C)                       .67%
                                                             ----
Total Fund Operating Expenses After Waivers                  .75%
   and Expense Reimbursements(D)                             ====

(A) Absent waivers of management fees, such fees would have been .50% for the fiscal year ended September 30, 1997.
(B) The Fund may incur 12b-1 fees in an amount up to .35% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.
(C) Absent expense reimbursements by the Adviser, other expenses would have been .89% for the fiscal year ended September 30, 1997.
(D) Absent waivers of management fees and expense reimbursements by the Adviser, total Fund operating expenses would have been 1.47% for the fiscal year ended September 30, 1997.

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                            1 Year        $ 28
                                           3 Years          43
                                           5 Years          61
                                          10 Years         111

FINANCIAL HIGHLIGHTS
--------------------
         The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=======================================================================================================================
                                                        Year           Year           Year           Year        Period
                                                       Ended          Ended          Ended          Ended         Ended
                                                   Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,     Sept. 30,
                                                        1997           1996           1995           1994          1993(A)
Net asset value at beginning of period .......... $     9.81     $     9.78     $     9.82     $    10.01    $    10.00
                                                  ----------     ----------     ----------     ----------    ----------

Income from investment operations:
   Net investment income ........................       0.57           0.57           0.55           0.39          0.28
   Net realized and unrealized gains (losses)
     on investments .............................       0.04           0.03          (0.04)         (0.18)         0.01
                                                  ----------     ----------     ----------     ----------    ----------
Total from investment operations ................       0.61           0.60           0.51           0.21          0.29
                                                  ----------     ----------     ----------     ----------    ----------

Less distributions:
   Dividends from net investment income .........      (0.57)         (0.57)         (0.55)         (0.39)        (0.28)
   Distributions from net realized gains ........         --             --             --          (0.01)           --
                                                   ----------     ----------     ----------     ----------    ----------
Total distributions .............................      (0.57)         (0.57)         (0.55)         (0.40)        (0.28)
                                                  ----------     ----------     ----------     ----------    ----------

Net asset value at end of period ................ $     9.85     $     9.81     $     9.78     $     9.82 $       10.01
                                                  ==========     ==========     ==========     ==========    ==========

Total return(B) .................................      6.34%          6.32%          5.33%          2.09%         4.56%(D)
                                                  ==========     ==========     ==========     ==========    ==========

Net assets at end of period (000's) ............. $   23,202     $   11,732     $   20,752     $   37,572    $   24,400
                                                  ==========     ==========     ==========     ==========    ==========

Ratio of expenses to average net assets(C) ......      0.75%          0.75%          0.75%          0.68%         0.22%(D)

Ratio of net investment income to
   average net assets ...........................      5.73%          5.91%          5.57%          3.91%         4.17%(D)

Portfolio turnover rate .........................        58%            44%           115%            81%          170%(D)

(A) Represents the period from the initial public offering of shares (February 10, 1993) through September 30, 1993.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.47%, 1.46%, 1.21%, 0.78% and 1.18%(D) for the periods ended September 30, 1997, 1996, 1995,
    1994 and 1993, respectively.
(D) Annualized.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------
         The Fund is a series of Countrywide Investment Trust (the "Trust"). The Fund seeks high current income, consistent with lower volatility of principal. The Fund seeks to achieve its investment objective by investing primarily in mortgage-related securities created from pools of adjustable rate mortgages which are guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

         The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Under normal circumstances, at least 65% of the Fund's total assets will be invested in adjustable rate mortgage securities which have interest rates that are reset at periodic intervals and which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. It is anticipated that by investing primarily in mortgage-related securities which have variable rates of interest, the Fund will achieve a less volatile net asset value than is characteristic of mutual funds that invest primarily in mortgage-related securities paying a fixed rate of interest. Mortgage-related securities eligible for purchase by the Fund are described below.

         The market value of investments available to the Fund, and therefore the Fund's yield and net asset value, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. Mortgage-related securities and other debt securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the prepayment experience of the mortgages underlying mortgage-related U.S. Government obligations may affect the value of, and the return on an investment in, such securities.

         In addition to mortgage-related securities, the Fund may invest in all types of U.S. Government obligations (described below). For defensive or liquidity purposes, the Fund may temporarily hold up to 10% of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits) or repurchase agreements collateralized by U.S. Government obligations.

         It is the current policy of the Fund to limit its investments and transactions to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed as to permit the Fund to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

         MORTGAGE-RELATED U.S. GOVERNMENT OBLIGATIONS. Mortgage-related U.S. Government obligations include GNMA Certificates, FHLMC Certificates and FNMA Certificates.

         GNMA Certificates are U.S. Government obligations guaranteed by the Government National Mortgage Association (the GNMA) and are mortgage-backed securities representing part ownership of a pool of mortgage loans. The pool of mortgage loans underlying the GNMA Certificates is assembled by the issuer, usually a private mortgage lender. The loans in the pool, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmers' Home Administration or guaranteed by the Veterans Administration. If the pool is approved by the GNMA, GNMA Certificates are issued and sold to investors such as the Fund. The Fund will invest only in GNMA Certificates of the pass-through type. This type of GNMA Certificate entitles the holder to receive all interest and principal payments owed on the pool of mortgage loans, net of fees paid to the issuer and the GNMA. In addition, the timely payment of interest and principal on this type of GNMA Certificate is guaranteed by the GNMA, even in the event of the foreclosure of underlying mortgage loans. The GNMA guarantee is backed by the full faith and credit of the United States. However, shares of the Fund are not guaranteed or backed by either the GNMA or the United States Government.

         FHLMC Certificates are U.S. Government obligations guaranteed by the Federal Home Loan Mortgage Corporation (the FHLMC). As with GNMA Certificates, FHLMC Certificates are pass-through mortgage-backed securities representing part ownership of a pool of mortgage loans. The FHLMC generally purchases such mortgage loans from those lenders insured by the Federal Deposit

Insurance Corporation, or Federal Housing Administration mortgagees approved by the Department of Housing and Urban Development. The securities and guarantees of the FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States.

         FNMA Certificates are U.S. Government obligations guaranteed by the Federal National Mortgage Association (the FNMA). The FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. The FNMA purchases residential mortgages from a list of approved sellers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks. Pass-through securities issued by the FNMA are not backed by the full faith and credit of the United States, although the Secretary of the Treasury of the United States has discretionary authority to lend the FNMA up to $2.25 billion outstanding at any time.

         Prepayments of and payments on foreclosures of mortgage loans underlying a mortgage-related security are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. The mortgage loans underlying a mortgage-related security may be prepaid at any time without penalty. If a prepayment of a mortgage loan underlying a particular mortgage-related security occurs, the return to the Fund may be lower if the Fund acquired the security at a premium over par or higher if the Fund acquired the security at a discount from par. In addition, prepayments of mortgage loans underlying a particular mortgage-related security held by the Fund will reduce the market value of the security to the extent the market value of the security at the time of prepayment exceeds its par value. In periods of declining mortgage interest rates, prepayments may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance outstanding mortgages at lower interest rates. In general, a decline in interest rates will cause the net asset value of the Fund to increase to the extent that prepayments do not occur, while a rise in interest rates will cause the net asset value of the Fund to decrease.

         Most of the pass-through mortgage securities in which the Fund invests will be adjustable rate mortgage securities ("ARMS"). ARMS are collateralized by adjustable rather than fixed-rate mortgages. The ARMS in which the Fund invests are actively traded. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of fixed-rate mortgage securities and ARMS tend to experience lower rates of prepayment of principal than fixed-rate mortgage securities. However, ARMS are also less likely than fixed-rate mortgage securities of comparable quality and maturity to increase significantly in value during periods of declining interest rates.

         The adjustable interest rate feature of the mortgages underlying ARMS will generally act as a buffer to reduce sharp changes in the Fund's net asset value in response to normal interest rate fluctuations. As the interest rates on the mortgages underling ARMS are reset periodically, yields of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed-rate debt securities. However, during the periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate resulting in possibly a slightly lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

         The underlying mortgages which collateralize the ARMS in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

         U.S. GOVERNMENT OBLIGATIONS. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the GNMA, the FNMA, the FHLMC, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution
Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

         The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency or instrumentality established or sponsored by the United States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Other Investment Techniques
---------------------------
         The Fund may also engage in the following investment techniques, each of which may involve certain risks:

         DELAYED SETTLEMENT TRANSACTIONS. Obligations issued on a when-issued or to-be-announced basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

         Purchases of securities on a when-issued or to-be-announced basis are subject to market fluctuations and their current value is determined in the same manner as other portfolio securities. When effecting such purchases for the Fund, a segregated account of cash or U.S. Government obligations of the Fund in an amount sufficient to make payment for the portfolio securities to be purchased will be maintained with the Fund's Custodian at the trade date and valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of segregated securities declines, additional cash or U.S. Government obligations will be segregated on a daily basis so that the market value of the Fund's segregated assets will equal the amount of the Fund's commitments to purchase when- issued obligations and securities on a to-be-announced basis. The Fund's purchase of securities on a when-issued or to-be- announced basis may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date or if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

         BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

         LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by the Fund without the affirmative vote of a majority of its outstanding shares.

         PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
-----------------------
         Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). However, the minimum initial investment for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Adjustable Rate U.S. Government Securities Fund." An account application is included in this Prospectus.

      Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

         The public offering price of shares of the Fund applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                             Dealer
                                                          Reallowance
                                  Sales Load as % of:      as % of
                                 Public      Net             Public
                                Offering    Amount          Offering
Amount of Investment              Price    Invested           Price
--------------------            --------   ---------        ----------
Less than $100,000                 2.00%      2.04%           1.80%
$100,000 but less than $250,000    1.50%      1.52%           1.35%
$250,000 but less than $500,000    1.00%      1.01%            .90%
$500,000 but less than $1,000,000   .75%       .76%            .65%
$1,000,000 or more                 None*      None*

Investors whose accounts were opened prior to February 1, 1995 are subject to a different table of sales loads as follows:

                                                         Dealer
                                                       Reallowance
                                  Sales Load as % of:     as % of
                                   Public      Net         Public
                                  Offering   Amount      Offering
Amount of Investment              Price     Invested      Price
---------------------             -------   --------     ----------
Less than $500,000                 1.00%      1.01%        1.00%
$500,000 but less than $1,000,000   .75%       .76%         .75%
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

         Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         For initial purchases of $1,000,000 or more made after October 1, 1995 and subsequent purchases further increasing the size of the account, a dealer's commission of .75% of the purchase amount may be paid by the Adviser to participating unaffiliated dealers through whom such purchases are effected.

In determining a dealer's eligibility for such commission, purchases of shares of the Fund may be aggregated with concurrent purchases of Class A shares of other funds of Countrywide Investments. Dealers should contact the Adviser concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Charge for Certain Purchases of Shares" below.

         In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds of Countrywide Investments during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

         OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the Fund.

         Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of municipal fund advisers, public finance investment specialists, municipal reinvestment brokers, authorities and trustees may purchase shares of the Fund at net asset value if the permitted investment section of the trust indenture can be interpreted with an accompanying opinion by the issuer or trustee counsel.

         Clients of investment advisers and financial planners may also purchase shares of the Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

         Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

         CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF SHARES. A contingent deferred sales load is imposed upon certain redemptions of shares of the Fund (or shares into which such shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to .75% of the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

         Redemptions of such shares of the Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege."

         The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

         ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

         The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares of the Fund are not issued.
If a certificate has been issued to you, you will not be permitted to redeem shares by check, to redeem or exchange shares by telephone or to use the automatic withdrawal plan as to those shares. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

SHAREHOLDER SERVICES
----------------------
         Contact the Transfer Agent (Nationwide call toll-free 800- 543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         AUTOMATIC WITHDRAWAL PLAN

         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

         TAX-DEFERRED RETIREMENT PLANS

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         DIRECT DEPOSIT PLANS

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         AUTOMATIC INVESTMENT PLAN

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

         REINVESTMENT PRIVILEGE

         If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
---------------------
         You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         A contingent deferred sales load may apply to a redemption of certain shares purchased at net asset value. See "How to Purchase Shares."

         BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds from your account will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

         The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

         Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

         Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

         BY CHECK. You may establish a special checking account with the Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

         When a check is presented to the Custodian for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

         If the amount of a check is greater than the value of the shares held in your account, the check will be returned. Shareholders should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

         As long as no more  than six check  redemptions  are  effected  in your account in any month, there will be no charge for the check redemption privilege. After six check redemptions are effected in your account in a month, the Transfer Agent will charge you $.25 for each additional check redemption effected that month. However, there is no charge for any check redemptions effected by employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals. The Transfer Agent charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, the Transfer Agent reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or the Transfer Agent.

         Shareholders should be aware that writing a check (a redemption of shares) is a taxable event. Shares for which certificates have been issued may not be redeemed by check.

         THROUGH BROKER-DEALERS. You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Fund's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         If a certificate for shares of the Fund was issued to you, you will not be permitted to redeem shares by check, to redeem or exchange shares by telephone or to use the automatic withdrawal plan as to those shares. In order to redeem such shares, the certificate must be delivered to the Transfer Agent, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
-------------------
         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other.

         Shares of the Fund which are not subject to a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

         Shares of the Fund subject to a contingent deferred sales load may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust        Countrywide Strategic Trust
 Tax-Free Money Fund              *Government Mortgage Fund
 Ohio Tax-Free Money Fund         *Equity Fund
 California Tax-Free Money Fund   *Utility Fund
 Florida Tax-Free Money Fund      *Growth/Value Fund
*Tax-Free Intermediate Term Fund  *Aggressive Growth Fund
*Ohio Insured Tax-Free Fund       *International Equity Fund
*Kentucky Tax-Free Fund
                                  Countrywide Investment Trust
                                  Short Term Government Income Fund
                                  Institutional Government Income Fund
                                  Money Market Fund
                                 *Intermediate Bond Fund
                                 *Intermediate Term Government Income
                                      Fund
                                 *Adjustable Rate U.S. Government
                                      Securities Fund
                                 *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
         All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year.

Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option -          income distributions and capital gains
                                 distributions reinvested in additional
                                 shares.

         Income Option -         income distributions and short-term capital
                                 gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

         Cash Option -           income distributions and capital
                                 gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

         An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----
         The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders.

         The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
---------------------
         The Fund is a diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to six other series of the Trust, seven series of Countrywide Tax-Free Trust and six series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

         John J. Goetz, Chief Investment Officer of the Adviser, and Scott Weston, Assistant Vice President-Investments of the Adviser, are primarily responsible for managing the portfolio of the Fund. Mr. Goetz has been employed by the Adviser in various capacities since 1981 and has been managing the Fund's portfolio since March 1997. Mr. Weston has been employed by the Adviser since 1992 and has been managing the Fund's portfolio since March 1996.

         The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Trust and the Adviser.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

         Amivest Corporation, P.O. Box 370, Cooper Station, New York, New York, may be deemed to control the Fund by virtue of the fact that it owns of record more than 25% of the Fund's shares as of the date of this Prospectus.

DISTRIBUTION PLAN
------------------
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         Pursuant to the Plan, the Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of shares. For the fiscal year ended September 30, 1997, the Fund paid $6,941 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

         The annual limitation for payment of expenses pursuant to the Plan is .35% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.


         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges -- front-end load, 12b-1 fees or contingent deferred load -- terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
-----------------------------------------------------
         On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
------------------------

         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defense posture, in light of the Adviser's view of current or past market conditions or historical trends.

         Further information about the Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

                                                                          ACCOUNT NO. 27-_____________________
Account Application                                                                      (For Fund Use Only)
Adjustable Rate U.S. Government Securities Fund                                 FOR BROKER/DEALER USE ONLY
                                                                                Firm Name:_____________________________
                                                                                Home Office Address: ___________________
                                                                                Branch Address: ________________________
                                                                                Rep Name & No.: ________________________
Please mail account application to:                                             Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

========================================================================================================================
Initial Investment of $_______________________

[ ]  Check or draft enclosed payable to the Fund.

[ ]  Bank Wire From:

______________________________________________________________________________________________________________

[ ]  Exchange From:

______________________________________________________________________________________________________________
                     (Fund Name)                                                  (Fund Account Number)

Account Name                                                                                    S.S. #/Tax I.D.#

________________________________________________________________________________________  _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.                               (In case of custodial
                                                                                             account please list
                                                                                             minor's S.S.#)

___________________________________________________________________________________________________  Citizenship:[] U.S.
Name of Joint Tenant, Partner, Custodian                                                                         []Other

Address                                                                                              Phone

___________________________________________________________________________________________________  (  )_______________
Street or P.O. Box                                                                                    Business Phone

___________________________________________________________________________________________________  (  )_______________
City                                                       State       Zip                            Home Phone

Check Appropriate Box:          [] Individual      [] Joint Tenant (Right of survivorship presumed)
                                [] Partnership     [] Corporation    [] Trust     [] Custodial     [] Non-Profit  [] Other

Occupation and Employer Name/Address________________________________________________________________________________________

Are you an associated person of an NASD member?   []  Yes   []   No

========================================================================================================================
TAXPAYER  IDENTIFICATION  NUMBER -- Under  penalties  of perjury I certify that the Taxpayer  Identification  Number  listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding.  Check box if appropriate:

[] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

=======================================================================================================================

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

[]  Share Option  --  Income distributions and capital gains distributions automatically reinvested in additional shares.

[]  Income Option  --  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

[]  Cash Option  --  Income distributions and capital gains distributions paid in cash.
                     [ ] By Check    [ ] By ACH to my bank checking or savings account.  Please attach a voided check.
========================================================================================================================
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund of Countrywide Investments (see prospectus for limitations on this option) and:

[ ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further authorize the use of automated cash transfers to and from the account designated below.
   NOTE: For wire redemptions, the indicated bank should be a commercial bank.

Bank Account Number _____________________________________  Bank Routing Transit Number _______________________________
Name of Account Holder _______________________________________________________________________________________________
Bank Name _________________________________________________________ Bank Address ______________________________________
                                                                                    City            State
[ ]CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Countrywide Pay Through Draft Account (PTDA)
or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA signature card to draw checks on the PTDA and to cause the redemption of my (our)
shares of the Trust.  I (we) agree to be bound by the Rules and Regulations for the Countrywide Pay Through Draft
Account as such Rules and Regulations may be amended from time to time.
===========================================================================================================================
REDUCED SALES CHARGES
Right of Accumulation: I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                      Account Number/Name                                                    Account Number/Name

_______________________________________________________          ______________________________________________________

_______________________________________________________          ______________________________________________________
Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

[] I agree to the Letter of Intent in the current Prospectus of Countrywide Investment Trust. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ____________________ 19
(Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of Countrywide Investments at least equal to (check appropriate box):

                  [] $100,000                [] $250,000                 [] $500,000                [] $1,000,000
========================================================================================================================

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investment
Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide
Fund Services, Inc., or both will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.
are genuine.



    ___________________________________________________             ___________________________________________________
    Signature of Individual Owner, Corporate Officer,                Signature of Joint Owner, if Any
    Trustee, etc.



    ________________________________________________            ____________________________________________________
          Title of Corporate Officer, Trustee, etc.                                     Date

               NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side.
                 Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

=========================================================================================================================
AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund)
The Automatic Investment Plan is available for all established accounts of Countrywide Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month.

For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per month in the Fund.

ABA Routing Number______________________________
FI Account Number________________________________

[]  Checking Account            []  Savings Account
----------------------------------------------------------------------
Name of Financial Institution (FI)                                              Please make my automatic investment on:

                                                                                []  the last business day of each month
______________________________________________________________________          []  the 15th day of each month
City                                        State                               []  both the 15th and last business day


X_____________________________________________________________________         X_______________________________________
      (Signature of Depositor EXACTLY as it appears on FI Records)                 (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     Please attach a voided check from your checking account or a voided deposit/withdrawal slip from your savings account for the Automatic Investment Plan.

Indemnification to Depositor's Bank
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

========================================================================================================================

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

[]  Monthly -- Withdrawals will be made on the last business day of each month.
[]  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[]  Annually -- Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

[]  Exchange:  Please  exchange  the  withdrawal  proceeds  into  another  Countywide  account  number:_ _-- _ _ _ _--_
[]  Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[]  ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
    I understand that the transfer will be completed in two to three business days and that there is no charge.
[]  Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

     Please attach a voided check for ACH or bank wire____________________________________________________________________________
                                                         Bank Name                                       Bank Address


___________________________________________________________________________________________________________________________________
                                    Bank ABA#                              Account #                          Account Name

[]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee___________________________________________________________________________________________________________________

Please send to:_________________________________________________________________________________________________________________
              Street address                                               City                 State            Zip
==================================================================================================================================

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that

________________________________________________________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


                                                             Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


_______________________________________________________________________________________________________________________
                                                        (Name of Organization)

incorporated or formed under the laws of__________________________________________________________________________________________
                                                                (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                  Name                                                              Title

     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _______________________________________________________


Witness my hand and seal of the corporation or organization this_______________________day of________________________, 19_______


     ___________________________________________________       _________________________________________________________
                      *Secretary-Clerk                                      Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Service
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

TABLE OF CONTENTS

Expense Information . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . . . . . . . . . . . . . .
Investment Objective and Policies . . . . . . . . . . .
How to Purchase Shares. . . . . . . . . . . . . . . . .
Shareholder Services. . . . . . . . . . . . . . . . . .
How to Redeem Shares. . . . . . . . . . . . . . . . . .
Exchange Privilege. . . . . . . . . . . . . . . . . . .
Dividends and Distributions . . . . . . . . . . . . . .
Taxes . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund . . . . . . . . . . . . . . . . .
Distribution Plan . . . . . . . . . . . . . . . . . . .
Calculation of Share Price and Public Offering Price. .
Performance Information . . . . . . . . . . . . . . . .



No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                                                                PROSPECTUS
                                                                January 1, 1998

                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                GLOBAL BOND FUND

         The Global Bond Fund (the "Fund"), a separate series of Countrywide Investment Trust, seeks high total return, through both income and capital appreciation. The Fund invests primarily in high-grade domestic and foreign fixed-income securities.

         THE FUND IS A NON-DIVERSIFIED SERIES AND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER. THEREFORE, AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MUTUAL FUNDS. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

        The Fund offers two classes of shares: Class A shares (sold subject to a maximum 4% front-end sales load and a 12b-1 fee of up to .35% of average daily net assets) and Class C shares (sold subject to a 1% contingent deferred sales load for a one-year period and a 12b-1 fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

         Rogge Global Partners plc (the "Adviser") manages the Fund's investments under the supervision of Countrywide Investments, Inc. (the "Manager"). See "Operation of the Fund."

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.

-------------------------------------------------------------------------------

For Information or Assistance in Opening an Account, Please Call:
Nationwide (Toll-Free) . . . . . . . . . . . . . .  800-543-0407
Cincinnati   . . . . . . . . . . . . . . . . . . .  513-629-2050

-------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
-------------------
                                             Class A          Class C
                                             Shares           Shares
SHAREHOLDER TRANSACTION EXPENSES             --------         --------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . . .  4%             None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price). None*              1%
Sales Load Imposed on Reinvested Dividends. . None             None
Exchange Fee. . . . . . . . . . . . . . . . . None             None
Redemption Fee. . . . . . . . . . . . . . . . None**           None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Manager to a participating unaffiliated dealer.
** A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

                                                         Class A        Class C
                                                         Shares         Shares
                                                         --------       -------
Management Fees After Waivers(A)                         .59%             .59%
12b-1 Fees(B)                                            .03%             .37%
Other Expenses After Reimbursements                      .73%(C)         1.03%
                                                         ----            -----
Total Fund Operating Expenses After                      1.35%           2.00%
  Waivers and Expense Reimbursements(D)                  =====          ======


(A) Absent waivers of management fees, such fees would have been .70% for the fiscal year ended September 30, 1997.
(B) Class A shares may incur 12b-1 fees in an amount up to .35% of average net assets and Class C shares may incur 12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.
(C) Absent expense reimbursements by the Manager, other expenses would have been .91% for Class A shares for the fiscal year ended September 30, 1997.
(D) Absent waivers of management fees and expense reimbursements by the Manager, total Fund operating expenses would have been 1.64% and 2.11% for Class A and Class C shares, respectively, for the fiscal year ended September 30, 1997.

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example
You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the      Class A       Class C
end of each time period:                      Shares       Shares
                                   1 Year      $ 53          $ 30
                                   3 Years       81            63
                                   5 Years      111           108
                                  10 Years      196           233

    FINANCIAL HIGHLIGHTS
    ----------------------
      The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.


                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                           CLASS A
=====================================================================================================================
                                                                  Year                 Year                 Period
                                                                  Ended               Ended                 Ended
                                                              Sept. 30,            Sept. 30,              Sept. 30,
                                                                 1997                 1996                  1995(A)
Net asset value at beginning of period ....................   $   11.03           $    10.64          $       10.00
                                                              ---------           ----------          -------------

Income from investment operations:
   Net investment income ..................................        0.61                 0.57                   0.35
   Net realized and unrealized gains (losses)
     on investments and foreign currency ..................       (0.13)               (0.05)                  0.64
                                                              ---------           ----------          -------------
Total from investment operations ..........................        0.48                 0.52                   0.99
                                                              ---------           ----------          -------------

Less distributions:
   Dividends from net investment income ...................       (0.17)               (0.13)                 (0.35)
   Distributions from net realized gains ..................       (0.28)                  --                     --
                                                               ---------           ----------          -------------
Total distributions .......................................       (0.45)               (0.13)                 (0.35)
                                                               ---------           ----------          -------------

Net asset value at end of period ..........................   $   11.06           $    11.03          $       10.64
                                                              =========           ==========          =============

Total return(B) ...........................................       4.39%                4.88%                 14.89% (D)
                                                              =========           ==========          =============

Net assets at end of period (000's) .......................   $   7,141           $   12,841          $      13,297
                                                              =========           ==========          =============

Ratio of expenses to average net assets(C) ................       1.35%                1.35%                  1.33% (D)

Ratio of net investment income to average net assets ......       5.15%                4.97%                  4.30% (D)

Portfolio turnover rate ...................................        214%                 235%                   130% (D)

(A) Represents the period from initial public offering of Class A shares (February 1, 1995) through September 30, 1995.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Manager, the ratios of expenses to average net assets would have been 1.64%, 1.50% and 2.47%(D) for the periods ended September 30, 1997, 1996 and 1995, respectively.
(D) Annualized.

                                     - 4 -


                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                  CLASS C
====================================================================================================================
                                                                         Year                Year             Period
                                                                        Ended               Ended              Ended
                                                                    Sept. 30,           Sept. 30,          Sept. 30,
                                                                         1997                1996             1995(A)
Net asset value at beginning of period ...........................  $   10.92           $   10.59          $   10.00
                                                                    ---------           ---------          ---------

Income from investment operations:
   Net investment income .........................................       0.51                0.51               0.38
   Net realized and unrealized gains (losses)
     on investments and foreign currency .........................      (0.11)              (0.08)              0.57
                                                                     ---------           ---------          ---------
Total from investment operations .................................       0.40                0.43               0.95
                                                                    ---------           ---------          ---------

Less distributions:
   Dividends from net investment income ..........................      (0.17)              (0.10)             (0.36)
   Distributions from net realized gains .........................      (0.28)                 --                 --
                                                                     ---------           ---------          ---------
Total distributions ..............................................      (0.45)              (0.10)             (0.36)
                                                                     ---------           ---------          ---------

Net asset value at end of period .................................  $   10.87           $   10.92          $   10.59
                                                                    =========           =========          =========

Total return(B) ..................................................      3.68%               4.10%            14.25% (D)
                                                                    =========           =========          =========

Net assets at end of period (000's) ..............................  $   5,801           $   5,847          $   4,518
                                                                    =========           =========          =========

Ratio of expenses to average net assets(C) .......................      2.00%               2.00%              1.98% (D)

Ratio of net investment income to average net assets .............      4.51%               4.34%              3.70% (D)

Portfolio turnover rate ..........................................       214%                235%               130% (D)

(A) Represents the period from initial public offering of Class C shares (February 1, 1995) through September 30, 1995.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Manager, the ratios of expenses to average net assets would have been 2.11%, 2.03% and 3.45%(D) for the periods ended September 30, 1997, 1996 and 1995, respectively.
(D) Annualized.

INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS
-----------------------------------------------------------------

         The Fund is a series of Countrywide Investment Trust (the "Trust"). The Fund seeks high total return, through both income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in high-grade domestic and foreign fixed-income securities. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Under  normal  circumstances,  at least 65% of the Fund's  total assets
will  be  invested  in  domestic  and  foreign  bonds  issued  by   governments,
corporations and supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank and European Economic Community. Bonds are viewed by the Fund to include fixed-income securities of any maturity. Investments of the Fund will be geographically concentrated in the countries included in the Salomon Brothers World Government Bond Index: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States. Under normal market conditions, investments will be made in a minimum of three countries, one of which may be the United States. For temporary defensive purposes, the Fund may invest in securities of only one country, including the United States. The Fund may invest in non-U.S. dollar denominated securities. The Fund may utilize a variety of currency hedging techniques in order to reduce volatility resulting from currency exchange rate fluctuations.

         The Fund may invest up to 10% of its total assets in global bonds issued by emerging countries. The emerging countries in which the Fund may invest currently include Argentina, Brazil, Chile, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Singapore, Thailand and Venezuela. Such markets tend to be in the less economically developed regions of the world. General characteristics of emerging countries also include lower degrees of political stability, a high demand for capital investment, a high dependence on export markets for their major industries, a need to develop basic economic infrastructures and rapid economic growth. The Adviser believes that investments in bonds issued in emerging countries offer the opportunity for significant long-term investment returns; however, these investments involve certain risks.

         The Fund may engage in various hedging techniques to seek to hedge all or a portion of its assets against market value changes resulting from changes in security prices, interest rates, currency exchange rates or other factors that affect the value of the Fund's portfolio. Hedging is a means of attempting to offset, or neutralize, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The hedging techniques which may be used by the Fund include buying and selling put and call options, buying and selling futures contracts and entering into forward currency exchange contracts.

         It is anticipated that under normal circumstances the Fund's dollar-weighted average maturity will be ten years or less, although the Fund may invest in securities of any maturity, provided that such obligations meet the Fund's quality standards. The Fund's quality standards limit its investments to those rated within the three highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa or A), Standard & Poor's Ratings Group (AAA, AA or A) or Fitch Investors Services, Inc. (AAA, AA or A), or unrated securities determined by the Adviser to be of comparable quality.

         For defensive purposes, the Fund may temporarily hold all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, domestic and foreign Government obligations having a maturity of less than one year or repurchase agreements. The Fund's quality standards limit its investments in short-term obligations to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), Standard & Poor's (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2). The Statement of Additional Information contains a description of Moody's, Standard & Poor's and Fitch ratings.

         It is anticipated that by investing in a portfolio of foreign fixed-income securities in markets that have historically had a low correlation with the U.S. fixed-income market (when considering the aggregate impact of both fluctuations in currencies and interest rates), the Fund will achieve a less volatile net asset value than is characteristic of mutual funds that invest primarily in fixed-income obligations of a single market denominated in a single currency. The decision to invest in a given bond market is normally made in tandem with the decision to invest in the related currency. Generally, the factors used to determine the relative attractiveness of one market (currency) versus another are long-term in nature and, therefore, the core structure of the Fund's portfolio will remain relatively stable over time. In order to reduce the volatility of short-term investment returns, short-term currency risk is managed through currency hedging.

Hedging Techniques
------------------
         Unless otherwise indicated, the Adviser may engage in the following hedging techniques to seek to hedge all or a portion of the Fund's assets against market value changes resulting from changes in securities prices, interest rates and currency fluctuations. Hedging is a means of attempting to offset, or neutralize, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the hedging strategy.

         PUT AND CALL OPTIONS. The Fund may write (sell) covered put and call options as a means of enhancing its return and may buy put and call options written by others covering securities, futures contracts and foreign currencies to attempt to provide protection against the adverse effects of anticipated changes in the prices of such instruments. The Fund may write covered call options as a means of enhancing its return through the receipt of premiums when the Adviser determines that the underlying securities, futures contracts or foreign currencies have achieved their potential for appreciation. However, by writing such options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security, futures contract or foreign currency above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security, futures contract or foreign currency. If this occurred, the option could be exercised and the underlying instrument would then be sold to the Fund at a higher price than its then current market value. The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities, futures contracts or foreign currencies. The purchase of a put option protects the value of portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, futures contract or foreign currency increased by an amount greater than the premium paid. It would realize a loss if the price of the security, futures contract or foreign currency decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund. When writing put options the Fund will be required to segregate cash and/or liquid securities to meet its obligations. When writing call options the Fund will be required to own the underlying financial instrument or segregate with its Custodian cash and/or short-term high quality securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objective may be impaired. The staff of the Securities and Exchange Commission has taken the position that over-the-counter options and the assets used as "cover" for over-the-counter options are illiquid securities.

         FUTURES CONTRACTS. The Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against anticipated changes in interest rates, securities prices and foreign currencies. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the financial instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Adviser may be incorrect in its expectation of future prices of the underlying financial instrument. There is also a risk that a secondary market in the obligations that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid securities to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objective may be impaired.

         FORWARD CURRENCY EXCHANGE CONTRACTS. When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may attempt to hedge some portion or all of this anticipated risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio obligations denominated in such foreign currency. It may also enter into such contracts to protect against loss between trade and settlement dates resulting from changes in foreign currency exchange rates. Such contracts will also have the effect of limiting any gains to the Fund between trade and settlement dates resulting from changes in such rates.

Risk Factors
------------
         The market value of investments available to the Fund, and therefore the Fund's yield and net asset value, will fluctuate due to changes in interest rates, economic conditions, foreign exchange conditions, quality ratings and other factors beyond the control of the Adviser. The Fund's portfolio securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the financial condition of an issuer or adverse changes in general economic conditions, or both, may impair the issuer's ability to make payments of interest and principal.

         The Fund may invest in securities which are rated at the time of purchase within the three highest grades assigned by Moody's, Standard & Poor's or Fitch. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Adviser's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation. The lower rating also reflects a greater possibility that changing circumstances may impair the ability of the issuer to make timely payments of interest and principal. In addition, securities with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. Consequently, investors in the Fund should be aware that there is a possibility of greater fluctuation in the Fund's net asset value.

         The Fund is a non-diversified fund under the Investment Company Act of 1940. Thus, its investments may be more concentrated in fewer issuers than those of a diversified fund. This concentration may cause greater fluctuation in the Fund's net asset value. As the Fund intends to comply with Subchapter M of the Internal Revenue Code, it may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer. With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in one issuer.

         INVESTMENTS IN FOREIGN OBLIGATIONS. Where investments in foreign obligations are made in currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates, currency restrictions and in exchange control regulations. While the Fund will attempt to hedge against fluctuations in exchange rates between the U.S. dollar and other currencies in which the Fund invests, the Fund may nevertheless incur losses from currency translation effects. Generally, an increase in the value of a foreign currency versus the U.S. dollar will have a positive effect on the Fund's return while a decline in the value of a foreign currency versus the U.S. dollar will have a negative impact on the Fund. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions, less governmental supervision of securities markets, reduced publicly available information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Moreover, obligations issued by many foreign companies may be less liquid and their prices more volatile than obligations issued by U.S. companies. The settlement practices in foreign countries may include delays and subject the Fund to risk of loss not customary in U.S. markets. Investment in foreign obligations may also result in higher expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

         EMERGING MARKETS. The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and have less liquidity. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures applied internally or imposed by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

         CURRENCY EXPOSURE. Because of exchange rate movements, the net asset value of the Fund is likely to be more volatile than funds which invest only in U.S. dollar-denominated securities. As the U.S. dollar strengthens relative to a given foreign currency, the value of a portfolio security denominated in that currency will fall. Conversely, when the U.S. dollar weakens relative to a currency, the value of a portfolio security in that currency will rise. Therefore, the greater the level of a fund's currency exposure, the greater its risk and return potential. By actively managing currency exposure, the Adviser attempts to insulate portfolios from the effect of currency fluctuations, or profit from them. There is, of course, no guarantee the Adviser will be successful in this regard.

         HEDGING TECHNIQUES. The Fund's ability to establish and close out positions in futures contracts and options will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those futures contracts and options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

         Transactions in options involve special risks. The Fund may not be able to enter into a closing transaction to cancel its obligations with respect to the options it has written or purchased. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

Other Investment Techniques
---------------------------
         The Fund may also engage in the following investment techniques, each of which may involve certain risks:

         U.S. GOVERNMENT OBLIGATIONS. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. Other U.S. Government obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

         DELAYED SETTLEMENT TRANSACTIONS. Obligations issued on a when-issued or to-be-announced basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

         Purchases of securities on a when-issued or to-be-announced basis are subject to market fluctuations and their current value is determined in the same manner as other portfolio securities. When effecting such purchases for the Fund, a segregated account of cash, U.S. Government obligations or other liquid securities of the Fund in an amount sufficient to make payment for the portfolio securities to be purchased will be maintained with the Fund's Custodian at the trade date and valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the Fund's segregated assets will equal the amount of the Fund's commitments to purchase when-issued obligations and securities on a to-be-announced basis. The Fund's purchase of securities on a when-issued or to-be-announced basis may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date or if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Board of Trustees' judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations or other liquid high-grade debt obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

         BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These policies do not preclude the Fund from entering into reverse repurchase transactions (see below), provided that the Fund has asset coverage of 300% of all its reverse repurchase commitments pursuant to such transactions and all other outstanding borrowings of the Fund. Borrowings of the Fund, including its current obligations under reverse repurchase agreements, will not exceed one-third of the current market value of the Fund's total assets (less all its liabilities other than obligations under reverse repurchase agreements and other borrowings).

         Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

         REVERSE REPURCHASE TRANSACTIONS. The Fund may enter into reverse repurchase transactions. A reverse repurchase transaction involves the sale of a money market instrument held by the Fund coupled with an agreement by the Fund to repurchase the instrument at a stated price, date and interest payment. The Fund will use the proceeds of a reverse repurchase transaction to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

         The Fund will enter into a reverse repurchase transaction only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act of 1940, reverse repurchase transactions may be considered to be borrowings by the seller. The Fund may not enter into a reverse repurchase transaction if, as a result, its current obligations under such agreements and all of its other outstanding borrowings would exceed one-third of the current market value of the Fund's total assets (less all its liabilities other than obligations under such agreements and other borrowings). The Fund may enter into reverse repurchase transactions with banks or broker-dealers. Entry into such transactions requires the creation and maintenance of a segregated account with the Fund's Custodian consisting of cash and/or liquid securities.

         The Fund may also enter into reverse repurchase transactions in order to hedge against a possible decline in the value of the foreign currency in which a debt security is denominated. In these transactions, the Fund sells a debt security denominated in a foreign currency for delivery in the current month and simultaneously contracts to repurchase the same security on a specified future date. The foreign currency cash proceeds from the sale of the debt security are then converted into U.S. dollars. Thus, as a result of the transaction, the Fund continues to be subject to fluctuations in the value of the security, but not to fluctuations in the value of the currency in which the security is denominated. Because these reverse repurchase transactions are entered into to hedge foreign currency risk and not for leverage purposes, they will not be treated as borrowing for purposes of the Fund's investment restriction concerning borrowing.

         LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid high-grade debt obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by the Fund without the affirmative vote of a majority of its outstanding shares.

         PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. The portfolio turnover of the Fund may be greater than that of many other mutual funds. High turnover involves correspondingly greater commission expenses and transaction costs and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Taxes."

HOW TO PURCHASE SHARES
----------------------
         Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). However, the minimum initial investment in Class A shares for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Manager"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Global Bond Fund." An account application is included in this Prospectus.

         The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares of the Fund are not issued. The Trust and the Manager reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

         OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account

Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to the Transfer Agent, P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the Fund.

         Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         SALES LOAD ALTERNATIVES

         The Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee.
See "Distribution Plans."

         The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a front-end sales load and be subject to lower ongoing charges, as discussed below, or to have all of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

         As an illustration, investors who qualify for reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.

         Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 4% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 5 years before the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 5 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

         In addition to the compensation otherwise paid to securities dealers, the Manager may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds of Countrywide Investments during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

CLASS A SHARES

         Class A shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Manager by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Manager by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

         The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                        Dealer
                                                      Reallowance
                                  Sales Load as % of:    as % of
                                  Public     Net        Public
                                Offering    Amount     Offering
Amount of Investment              Price    Invested     Price
--------------------             -------   --------    --------
Less than $100,000                 4.00%      4.17%     3.60%
$100,000 but less than $250,000    3.50       3.63      3.30
$250,000 but less than $500,000    2.50       2.56      2.30
$500,000 but less than $1,000,000  2.00       2.04      1.80
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply with respect to Class A shares if a commission was paid by the Manager to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

         Under certain circumstances, the Manager may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Manager retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         For initial purchases of Class A shares of $1,000,000 or more made after October 1, 1995 and subsequent purchases further increasing the size of the account, a dealer's commission of .75% of the purchase amount may be paid by the Manager to participating unaffiliated dealers through whom such purchases are effected. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Fund may be aggregated with concurrent purchases of Class A shares of other funds of Countrywide Investments. Dealers should contact the Manager concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Charge for Certain Purchases of Class A Shares" below.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by the Manager with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Manager pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Manager are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. You may purchase Class A shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Manager. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of Class A shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase Class A shares at net asset value.

         In addition, Class A shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Manager, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers and financial planners may also purchase Class A shares of the Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Manager. The investment adviser or financial planner must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

         Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Fund at net asset value.

         CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Fund (or shares into which such Class A shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Manager and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Manager and will be equal to .75% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed or (2) the net asset value of such Class A shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

         Redemptions of such Class A shares of the Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege."

         The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

         ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

CLASS C SHARES

         Class C shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Manager by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Manager by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

         A contingent deferred sales load is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

         Whether a contingent deferred sales load is imposed will depend on the amount of time since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the contingent deferred sales load according to the following schedule:

                  Year Since Purchase              Contingent Deferred
                  Payment was Made                      Sales Load
                  --------------------             --------------------
                     First Year                             1%
                     Thereafter                           None

         In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

         The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per share is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

         All sales loads  imposed on  redemptions  are paid to the Manager.  The
Manager   intends  to  pay  a  commission  of  1%  of  the  purchase  amount  to participating brokers at the time the investor purchases Class C shares.

         The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder

(including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
---------------------
         Contact the Transfer Agent (Nationwide call toll-free 800- 543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         AUTOMATIC WITHDRAWAL PLAN

         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional Class A shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

         TAX-DEFERRED RETIREMENT PLANS

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         DIRECT DEPOSIT PLANS

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         AUTOMATIC INVESTMENT PLAN

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

         REINVESTMENT PRIVILEGE

         If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
---------------------
         You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

         You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         If a certificate for the shares of the Fund was issued to you, you will not be permitted to exchange shares by telephone or to use the automatic withdrawal plan as to those shares. In order to redeem such shares, the certificate must be delivered to the Transfer Agent, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

         A contingent deferred sales load may apply to a redemption of Class C shares or to a redemption of certain Class A shares purchased at net asset value. See "How to Purchase Shares."

         Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         The Trust and the Transfer Agent will consider all written and verbal instructions as authentic and will not be responsible for the processing of exchange instructions received by telephone which are reasonably believed to be genuine or the delivery or transmittal of the redemption proceeds by wire. The affected shareholders will bear the risk of any such loss. The privilege of exchanging shares by telephone is automatically available to all shareholders. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other.

         Class A shares of the Fund which are not subject to a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

         Class C shares of the Fund, as well as Class A shares of the Fund subject to a contingent deferred sales load, may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust           Countrywide Strategic Trust
 Tax-Free Money Fund                 *Government Mortgage Fund
 Ohio Tax-Free Money Fund            *Equity Fund
 California Tax-Free Money Fund      *Utility Fund
 Florida Tax-Free Money Fund         *Growth/Value Fund
*Tax-Free Intermediate Term Fund     *Aggressive Growth Fund
*Ohio Insured Tax-Free Fund          *International Equity Fund
*Kentucky Tax-Free Fund

                                      Countrywide Investment Trust
                                      Short Term Government Income Fund
                                      Institutional Government Income Fund
                                      Money Market Fund
                                     *Intermediate Bond Fund
                                     *Intermediate Term Government Income
                                           Fund
                                     *Adjustable Rate U.S. Government
                                           Securities Fund
                                     *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
----------------------------
         The Fund expects to distribute substantially all of its net investment income and any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option -           income distributions and capital gains
                                  distributions reinvested in additional
                                  shares.

         Income Option -          income distributions and short-term capital
                                  gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

         Cash Option -            income distributions and capital
                                  gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed dividend checks.

         An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
------
         The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders.

         The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions resulting from the sale of foreign currencies and foreign obligations, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If these transactions result in reducing the Fund's net income, a portion of the income may be classified as a return of capital (which will lower your tax basis). If the Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's net investment income but still may be included in your taxable income. However, you may be able to claim an offsetting tax credit or itemized deduction on your return for your portion of foreign taxes paid by the Fund.

          Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Funds are taxable events on which a shareholder may realize a gain or loss.

          Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund as well as affect whether dividends paid by the Fund are classified as capital gains or ordinary income.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
----------------------
         The Fund is a non-diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Manager"), to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The Manager was organized in 1974 and serves as investment adviser to six other series of the Trust, seven series of Countrywide Tax-Free Trust and six series of Countrywide Strategic Trust. The Manager is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Manager a fee equal to the annual rate of .7% of the average value of its daily net assets up to $100 million and .6% of such assets in excess of $100 million.

         Rogge Global Partners plc (the "Adviser"), 5-6 St. Andrew's Hill, London, England, has been retained by the Manager to manage the Fund's investments. The Adviser was organized in 1984 and specializes in global fixed-income management. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation, a New York Stock Exchange listed company principally engaged, through affiliated firms in the United States and abroad, in providing institutional investment management services and acquiring institutional investment firms. The Manager (not the Fund) pays the Adviser a fee equal to the annual rate of .35% of the average value of the Fund's daily net assets up to $100 million and .3% of such assets in excess of $100 million.

         Decisions regarding the investment of the Fund's portfolio are made by the Adviser's Global Strategy Group, which is made up of the Adviser's directors of portfolio management: Olaf Rogge, John Graham and Richard Bell.
Mr. Rogge is the founder of the Adviser and has been managing global investments since 1974.

         The Manager serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Trust and the Manager.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc. to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Manager to assist the Manager in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Manager (not the Fund) pays the Transfer Agent a fee for these administrative services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Manager or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of the Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of

Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------
         CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class A Plan") under which Class A shares may directly incur or reimburse the Manager for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

         The annual limitation for payment of expenses pursuant to the Class A Plan is .35% of the Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Manager after the date the Class A Plan terminates.

         CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments. First, the Class C Plan provides for the payment to the Manager of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of such shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Manager in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

         Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Manager after the date the Class C Plan terminates. The Manager may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

         GENERAL. Pursuant to the Plans, the Fund may make payments to dealers and other persons, including the Manager and its affiliates, who may be advising investors regarding the purchase, sale or retention of Fund shares. For the fiscal year ended September 30, 1997, Class C shares of the Fund paid $20,811 to the Manager to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

         Pursuant to the Plans, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
         On each day that the Trust is open for business, the share price (net asset value) of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business. Obligations held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result, the net asset value per share of the Fund may be significantly affected by trading on days when the Trust is not open for business. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using currency exchange rates. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
------------------------
         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and, for Class A shares, the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Salomon Brothers World Government Bond Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defense posture, in light of the Manager's view of current or past market conditions or historical trends.

         Further information about the Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) or by writing to the Trust at the address on the front of this Prospectus.

ACCOUNT APPLICATION
Please mail account application to:
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

GLOBAL BOND FUND
o  A SHARES (12)
o  C SHARES (13)

                                        ACCOUNT NO._________________________
                                                      (For Fund Use Only)

                                        FOR BROKER/DEALER USE ONLY
                                        Firm Name:__________________________
                                        Home Office Address:________________
                                        Branch Address:_____________________
                                        Rep Name & No.:_____________________
                                        Rep Signature:______________________

Initial Investment of $__________________

o  Check or draft enclosed payable to the Fund.

o  Bank Wire From: _________________________________________________________

o  Exchange From: __________________________________________________________
                  (Fund Name)                          (Fund Account Number)

ACCOUNT NAME                                           S.S. #/TAX I.D.#

__________________________________________________     _____________________
Name of Individual, Corporation, Organization,         (In case of custodial
or Minor, etc.                                         account please list
                                                       minor's S.S.#)

__________________________________________________     Citizenship:
Name of Joint Tenant, Partner, Custodian               o  U.S.
                                                       o  Other

ADDRESS                                                PHONE

__________________________________________________     (             )______
Street or P.O. Box                                     Business Phone

__________________________________________________     (             )______
City                          State     Zip            Home Phone

Check Appropriate Box: o Individual o Joint Tenant (Right of survivorship presumed) o Partnership o Corporation o Trust o Custodial o Non-Profit o Other

Occupation and Employer Name/Address__________________________________________

Are you an associated person of an NASD member?   o  Yes   o   No

TAXPAYER IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. Check box if appropriate:

o I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

o I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

o Share Option --  Income distributions and capital gains distributions automatically reinvested in additional shares.

o Income Option -- Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

o Cash Option --   Income distributions and capital gains distributions
                   paid in cash.
                   [ ] By Check  [ ] By ACH to my bank checking or savings
                                     account.  Please attach a voided check.
________________________________________________________________________________
REDUCED SALES CHARGES (CLASS A SHARES ONLY)
RIGHT OF ACCUMULATION: I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

          ACCOUNT NUMBER/NAME                     ACCOUNT NUMBER/NAME

_____________________________________   _____________________________________

_____________________________________   _____________________________________

LETTER OF INTENT: (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

o I agree to the Letter of Intent in the current Prospectus of Midwest Trust. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ___________________ 19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of Countrywide Investments at least equal to (check appropriate box):

          o $100,000     o $250,000     o $500,000     o  $1,000,000
================================================================================

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor.
The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investments, Inc. and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein provided that such entities have exercised due care to determine that the instructions are genuine.

_____________________________________   _____________________________________
    Signature of Individual Owner,         Signature of Joint Owner, if Any
   Corporate Officer, Trustee, etc.

_____________________________________   _____________________________________
     Title of Corporate Officer,                        Date
            Trustee, etc.

NOTE: CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE THE RESOLUTION FORM ON THE REVERSE SIDE. UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.

AUTOMATIC INVESTMENT PLAN (Complete for Investments into the Fund)
The Automatic Investment Plan is available for all established accounts of Countrywide Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $_________________   ABA Routing Number_________________________
per month in the Fund.
                                   FI Account Number__________________________

                                   o  Checking Account o  Savings Account
_________________________________
Name of Financial Institution (FI) Please make my automatic investment on:
                                   o  the last business day of each month
_________________________________  o  the 15th day of each month
City                   State       o  both the 15th and last business day

X________________________________  X________________________________
(Signature of Depositor EXACTLY    (Signature of Joint Tenant -
as it appears on FI Records)       if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

Please attach a voided check from your checking account or a voided deposit/ withdrawal slip from your savings account for the Automatic Investment Plan.

INDEMNIFICATION TO DEPOSITOR'S BANK
In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:

CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such amount. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

AUTOMATIC WITHDRAWAL PLAN (COMPLETE FOR WITHDRAWALS FROM THE FUND)
This is an authorization for you to withdraw $_________ from my mutual fund account beginning the last business day of the month of ____________.

Please Indicate Withdrawal Schedule (Check One):

o MONTHLY --   Withdrawals will be made on the last business day of each month.
o QUARTERLY -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and
               12/31.
o ANNUALLY --  Please make withdrawals on the last business day of the month of:_____________.

Please Select Payment Method (Check One):

o EXCHANGE: Please exchange the withdrawal proceeds into another Midwest account number: ____ ____ -- ____ ____ ____ ____ ____ ____ -- ____
o CHECK: Please mail a check for my withdrawal proceeds to the mailing address on this account.
o ACH TRANSFER: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three business days and that there is no charge.
o BANK WIRE: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

PLEASE ATTACH A VOIDED CHECK FOR ACH OR BANK WIRE

_____________________________________________________________________________
Bank Name                         Bank Address

_____________________________________________________________________________
Bank ABA#                         Account #                    Account Name

o SEND TO SPECIAL PAYEE (OTHER THAN APPLICANT): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_________________________________________________________________

Please send to:_______________________________________________________________
                Street address               City           State     Zip

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other
Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that ______________________________ is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                               CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

_____________________________________________________________________________
                          (Name of Organization)

incorporated or formed under the laws of_____________________________________
                                                       (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on __________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

               NAME                                    TITLE
_____________________________________   _____________________________________
_____________________________________   _____________________________________
_____________________________________   _____________________________________


Witness my hand and seal of the corporation or organization

this____________________________day of____________________________, 19_______


_____________________________________   _____________________________________
          *Secretary-Clerk              Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

MANAGER/UNDERWRITER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

INVESTMENT ADVISER
ROGGE GLOBAL PARTNERS plc
5-6 St. Andrew's Hill
London EC4V 5BY England

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Service
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

TABLE OF CONTENTS                            PAGE

Expense Information . . . . . . . . . . . . . . .
Financial Highlights . . . . . . .  . . . . . . .
Investment Objective, Investment
  Policies and Risk Considerations. . . . . . . .
How to Purchase Shares. . . . . . . . . . . . . .
Shareholder Services. . . . . . . . . . . . . . .
How to Redeem Shares. . . . . . . . . . . . . . .
Exchange Privilege. . . . . . . . . . . . . . . .
Dividends and Distributions . . . . . . . . . . .
Taxes . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund . . . . . . . . . . . . . .
Distribution Plans. . . . . . . . . . . . . . . .
Calculation of Share Price and Public
  Offering Price. . . . . . . . . . . . . . . . .
Performance Information . . . . . . . . . . . . .



No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                                                              PROSPECTUS
                                                              January 1, 1998

                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                MONEY MARKET FUND

         The Money Market Fund (the "Fund"), a separate series of Countrywide Investment Trust, seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

         THE FUND'S PORTFOLIO SECURITIES ARE VALUED ON AN AMORTIZED COST BASIS. FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT OR ANY OTHER ENTITY. IT IS ANTICIPATED, BUT THERE IS NO ASSURANCE, THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.

      SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

    Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Fund, on August 29, 1997, succeeded to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of the Fund and the Predecessor Fund are substantially identical and the financial data and information in this Prospectus for periods prior to August 31, 1997 relates to the Predecessor Fund.

         Countrywide Investments, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 1, 1998 has been filed with the Securities and Exchange Commission (the "Commission") and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
-------------------------------------------------------------------------------

For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free)..................................800-543-0407
Cincinnati..............................................513-629-2050
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
--------------------

Shareholder Transaction Expenses
   Sales Load Imposed on Purchases                                  None
   Sales Load Imposed on Reinvested Dividends                       None
   Exchange Fee                                                     None
   Redemption Fee                                                   None*
   Check Redemption Processing Fee (per check):
          First six checks per month                                None
          Additional checks per month                               $0.25

    * A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
   Management Fees After Waivers(A)                                  .21%
   12b-1 Fees(B)                                                     .25%
   Other Expenses                                                    .34%
                                                                    -----
   Total Fund Operating Expenses After Waivers(C)                    .80%
                                                                    ======

(A)      Absent waivers of management  fees,  such fees would be .48%.
(B) The Fund may incur 12b-1 fees in an amount up to .35% of its average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.
(C) Absent waivers of management fees, total Fund operating expenses would be 1.07%.

      The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred by the Predecessor Fund during the most recent fiscal year, except that they have been restated to reflect an increase in the level of management fees payable by the Fund as well as a reduction in the amount of management fee waivers anticipated for the current fiscal year. The Adviser will, until at least August 31, 1999, waive fees and reimburse expenses to the extent necessary to limit total operating expenses to .80% of the Fund's average net assets. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                 1 Year    3 Years     5 Years    10 Years
                  $8        $26         $44         $99

FINANCIAL HIGHLIGHTS
--------------------
      The following audited financial information for the Predecessor Fund for the fiscal year ended August 31, 1997 and for the Fund for the period ended September 30, 1997 has been audited by Arthur Andersen LLP, independent auditors, and should be read in conjunction with the financial statements. The audited financial information for the period ended August 31, 1996 was audited by other independent accountants. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.


PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       One Month                    Year                Period
                                                                           Ended                   Ended                 Ended
                                                                       Sept. 30,              August 31,            August 31,
                                                                          1997(A)                   1997                1996(B)
Net asset value at beginning of period .........................     $      1.00             $      1.00         $        1.00
                                                                     -----------             -----------         -------------

Net investment income ..........................................           0.004                   0.050              0.046 (C)
                                                                     -----------             -----------         -------------

Dividends from net investment income ...........................          (0.004)                 (0.050)               (0.046)
                                                                     -----------             -----------         -------------

Net asset value at end of period ...............................     $      1.00             $      1.00         $        1.00
                                                                     ===========             ===========         =============

Total return ...................................................           4.99%(E)                5.14%                 4.70%
                                                                     ===========             ===========         =============

Net assets at end of period (000's) ............................     $    73,821             $    94,569         $      76,363
                                                                     ===========             ===========         =============

Ratio of expenses to average net assets(D) .....................           0.80%(E)                0.65%                 0.65%(E)

Ratio of net investment income to average net assets ...........           4.99%(E)                5.03%                 4.94%(E)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 0.79% and 0.99%(E) for the periods ended August 31, 1997 and 1996, respectively.
(E) Annualized.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------
      The Fund is a series of Countrywide Investment Trust (the "Trust"). The Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The investment objective of the Fund is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

      The Fund seeks to achieve its investment objective by investing in securities determined by the Board of Trustees to be of high quality and to present minimal credit risks, maturing within thirteen months or less with a dollar-weighted average portfolio maturity of 90 days or less. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. The Fund invests in the following securities:

o obligations of domestic financial institutions including certificates of deposit, bankers' acceptances and time deposits.

o obligations of foreign branches of U.S. banks (Eurodollars) consisting of certificates of deposit, bankers' acceptances and time deposits.

o obligations of the U.S. Government or any of its agencies or instrumentalities which may be backed by the creditworthiness of the issuing agency.

o short-term corporate obligations, consisting of commercial paper, notes, and bonds, with remaining maturities of 397 days or less.

o repurchase agreements with member banks of the Federal Reserve System and primary dealers in U.S. Government securities with respect to any security in which the Fund is authorized to invest.

o other short-term debt obligations of domestic issuers discussed in this Prospectus.

         The Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars). Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Adviser, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Fund does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets which may be invested in a single industry.

         Available cash invested in the Fund earns income at current money market rates while remaining conveniently liquid. In order to provide full liquidity, the Fund will seek to maintain a stable $1.00 share price; limit portfolio average maturity to 90 days or less; buy U.S. dollar-denominated securities which mature in 397 days or less; and buy only high quality securities with minimal credit risks. As required by Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"), the Board of Trustees will monitor the quality of the Fund's investments.

         Of course, a $1.00 share price cannot be guaranteed, but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. Accordingly, while the Fund invests in high quality securities, investors should be aware that an investment is not without risk even if all securities are paid in full at maturity. All money market instruments, including U.S. Government securities, can change in value when interest rates change or an issuer's creditworthiness changes.

         The Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The portfolio securities held by the Fund are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the financial condition of an issuer or adverse changes in general economic conditions, or both, may impair the issuer's ability to make payments of interest and principal.

LIMITING INVESTMENT RISKS. The Fund follows specific guidelines in buying portfolio securities:

         The Fund will only purchase obligations that (i) are rated high quality by any two of the following four nationally recognized rating services: Duff & Phelps Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's"), and
Standard & Poor's Ratings Group ("S&P"), if rated by two or more of such services; (ii) are rated high quality by any one rating service if rated by only one rating service; or (iii) if unrated, are determined to be of equivalent quality pursuant to procedures reviewed by the Board of Trustees. Obligations that are not rated are not necessarily of lower quality than those which are rated, but may be less marketable and therefore may provide higher yields.

         Currently, only obligations in the top two categories are considered to be rated high quality for commercial paper. The two highest rating categories of Duff, Fitch, Moody's and S&P are Duff 1 and Duff 2, Fitch-1 and Fitch-2, Prime-1 and Prime-2, and A-1 and A-2, respectively. Under Rule 2a-7, the Fund is not permitted to invest more than 5% of its total assets in securities that would be considered to be in the second highest rating category, and, subject to this limitation, the Fund may not invest more than the greater of 1% of its total assets or $1 million in such securities of any one issuer. The Fund may purchase an instrument rated below highest quality by a rating service if two other services have given that instrument a highest quality rating ("split rated" obligation), and if the Adviser considers that the instrument is of highest quality and presents minimal credit risks.

         For other corporate obligations, the two highest rating categories are AAA and AA by Duff, AAA and AA by Fitch, Aaa and Aa by Moody's and AAA and AA by S&P. For a more complete description of these ratings see the Statement of Additional Information.

         The Fund will commit no more than 10% of its net assets to illiquid securities, including repurchase agreements maturing in more than seven days.

         In addition, the Fund has certain other limitations. As a matter of nonfundamental policy, the Fund will limit the percentage allocation of its investments so as to comply with Rule 2a-7, which generally limits to 5% of total assets the amount which may be invested in the securities of any one issuer and to no more than 25% of total assets the amount which would be invested in a particular industry, except that the Fund may invest more than 25% of total assets in the securities of banks.

     Currently, the Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. Government or any of its agencies or instrumentalities. The Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         The Fund may borrow money from banks or from other lenders, but not in an amount equal to or exceeding 33 1/3% of the current value of its total assets.

         As a matter of operating policy, the Fund does not intend to purchase securities for investment during periods when the sum of temporary bank borrowings entered into to facilitate redemptions exceeds 5% of its total assets. This operating policy is not fundamental and may be changed without shareholder notification.

     OTHER INVESTMENT PRACTICES
     --------------------------
SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject the Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

BORROWING. The Fund may borrow money from banks (including its custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge its assets to secure such borrowings. Borrowing for investment increases both investment opportunity and investment risk. This is the speculative factor known as leverage. Such borrowings in no way affect the federal tax status of the Fund or its dividends.

         The Investment Company Act of 1940 (the "1940 Act") requires the Fund to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below

300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so.

         In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

WHEN-ISSUED SECURITIES. The Fund may also purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a "when-issued" basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions and that a commitment to purchase "when-issued" securities will not exceed 60 days. In the event its commitment to purchase "when-issued" securities ever exceeded 25% of the value of its assets, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. The Fund does not intend to purchase "when- issued" securities for speculative purposes, but only for the purpose of acquiring portfolio securities.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may acquire variable and floating rate securities, subject to the Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires a debt instrument for a relatively short period (usually not more than one week), subject to the obligation of the seller to
purchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to 100% of the purchase price including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily by the Adviser and as the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If such a defaulting seller were to become insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, disposition of the underlying securities could involve certain costs or delays pending court action. Finally, it is not certain whether the Fund would be entitled, as against a claim of the seller or its receiver, trustee in bankruptcy or creditors, to retain the underlying securities. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies to the extent permissible under the applicable regulations and interpretations of the 1940 Act or an exemptive order.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 10% of its net assets in illiquid investments (investments that cannot be readily sold within seven days), including restricted securities which do not meet the criteria for liquidity established by the Board of Trustees. The Adviser, under the supervision of the Board of Trustees, determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted Securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

         The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

HOW TO PURCHASE SHARES
----------------------
         Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). However, the minimum initial investment for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals is $50. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust.

         INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Money Market Fund." An account application is included in this Prospectus.

         You will be sent within five business days after the end of each month a written statement disclosing each purchase or redemption effected and each dividend or distribution credited to your account during the month. Certificates representing shares of the Fund are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

         INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Fund by wire. Please telephone the Transfer Agent (Nationwide call toll-free
800-543-0407; in Cincinnati call 629- 2050) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

         You may receive a dividend on the day of your wire investment provided you have given notice of your intention to make such investment to the Transfer Agent by 12:30 p.m., Eastern time, on that day. Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable
to the Fund.   Bank wires should be sent as outlined above. You may also
make additional investments at the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

         CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in shares of the Fund at the next determined net asset value on a day selected by the institution or its customer, or when the account balance reaches a predetermined dollar amount (e.g., $5,000).

         Participating institutions are responsible for prompt transmission of orders relating to the program. Institutions participating in this program may charge their customers fees for services relating to the program which would reduce the customers' yield from an investment in the Fund. This Prospectus should, therefore, be read together with any agreement between the customer and the participating institution with regard to the services provided, the fees charged for these services and any restrictions and limitations imposed.

SHAREHOLDER SERVICES
--------------------
         Contact the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         Automatic Withdrawal Plan
         --------------------------
         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service.

         Tax-Deferred Retirement Plans
         -----------------------------
         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans
         --------------------
         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         Automatic Investment Plan
         --------------------------
         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES
--------------------
         You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     A contingent deferred sales load may be imposed on a redemption of shares of the Fund if such shares had previously been acquired in connection with an exchange from another fund of Countrywide Investments which imposes a contingent deferred sales load, as described in the Prospectus of such other fund.

         BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds will normally be sent by mail or by wire within one business day (but not later than three business days) after receipt of your telephone instructions. Any redemption requests by telephone must be received in proper form prior to 12:30 p.m., Eastern time, on any business day in order for payment by wire to be made that day. IRA accounts are not redeemable by telephone.

         The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

         Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

         Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

         BY CHECK. You may establish a special checking account with the Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

         When a check is presented to the Custodian for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check.

         If the amount of a check is greater than the value of the shares held in your account, the check will be returned. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

         As long as no more than six check redemptions are effected in your account in any month, there will be no charge for the check redemption privilege. After six check redemptions are effected in your account in a month, the Transfer Agent will charge you $.25 for each additional check redemption effected that month. However, there is no charge for any check redemptions effected by employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals. The Transfer Agent charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, the Transfer Agent reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or the Transfer Agent.

         Shareholders who invest in the Fund through a cash sweep or similar program with a financial institution are not eligible for the checkwriting privilege.

         ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Fund's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Commission.

EXCHANGE PRIVILEGE
------------------
         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other. A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust         Countrywide Strategic Trust
 Tax-Free Money Fund               *Government Mortgage Fund
 Ohio Tax-Free Money Fund          *Equity Fund
 California Tax-Free Money Fund    *Utility Fund
 Florida Tax-Free Money Fund       *Aggressive Growth Fund
*Tax-Free Intermediate Term        *Growth/Value Fund
   Fund                            *International Equity Fund
*Ohio Insured Tax-Free Fund
*Kentucky Tax-Free Fund             Countrywide Investment Trust
                                    Short Term Government Income Fund
                                    Institutional Government Income Fund
                                    Money Market Fund
                                   *Intermediate Bond Fund
                                   *Intermediate Term Government Income
                                        Fund
                                   *Adjustable Rate U.S. Government
                                        Securities Fund
                                   *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
         All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. Although the Fund does not expect to realize any long-term capital gains, if the Fund does realize such gains it will distribute them at least once each year.

         Dividends are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by contacting the Transfer Agent. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----
         The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders.

         The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.

         The Fund will mail to its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
---------------------
         The Fund is a diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to six other series of the Trust, seven series of Countrywide Tax-Free Trust and six series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

         The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Adviser and the Trust.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the 1940 Act or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The
Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

         Trans Financial Bank, N.A., P.O. Box 90001, Bowling Green, Kentucky, may be deemed to control the Fund by virtue of the fact that it owns of record more than 25% of the Fund's shares as of the date of this Prospectus.

DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         The annual limitation for payment of expenses pursuant to the Plan is .35% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE
--------------------------
         On each day that the Trust is open for business, the share price (net asset value) of the Fund's shares is determined as of 12:30 p.m. and 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities are valued on an amortized cost basis. In connection with the use of the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities having remaining maturities of thirteen months or less and invests only in securities determined by the Board of Trustees to meet the Fund's quality standards and to present minimal credit risks. Other assets of the Fund are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. It is anticipated, but there is no assurance, that the use of the amortized cost method of valuation will enable the Fund to maintain a stable net asset value per share of $1.

PERFORMANCE INFORMATION
-----------------------
         From time to time, the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any.

                                                                          ACCOUNT NO. 96-_____________________
Account Application                                                                      (For Fund Use Only)
Money Market Fund                                                         FOR BROKER/DEALER USE ONLY
                                                                          Firm Name:_____________________________
                                                                          Home Office Address: ___________________
                                                                          Branch Address: ________________________
                                                                          Rep Name & No.: ________________________
Please mail account application to:                                       Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

========================================================================================================================
Initial Investment of $_______________________

[ ]  Check or draft enclosed payable to the Fund.

[ ]  Bank Wire From:

______________________________________________________________________________________________________________

[ ]  Exchange From:

______________________________________________________________________________________________________________
                     (Fund Name)                                                  (Fund Account Number)

Account Name                                                                                         S.S. #/Tax I.D.#

________________________________________________________________________________________  _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.                               (In case of custodial
                                                                                             account please list
                                                                                             minor's S.S.#)

___________________________________________________________________________________________________  Citizenship:[] U.S.
Name of Joint Tenant, Partner, Custodian                                                                         []Other

Address                                                                                              Phone

___________________________________________________________________________________________________  (  )_______________
Street or P.O. Box                                                                                    Business Phone

___________________________________________________________________________________________________  (  )_______________
City                                                       State       Zip                            Home Phone

Check Appropriate Box:          [] Individual      [] Joint Tenant (Right of survivorship presumed)
                                [] Partnership     [] Corporation    [] Trust     [] Custodial     [] Non-Profit  [] Other

Occupation and Employer Name/Address______________________________________________________________________________________________

Are you an associated person of an NASD member?   []  Yes   []   No
========================================================================================================================
TAXPAYER  IDENTIFICATION  NUMBER -- Under  penalties  of perjury I certify that the Taxpayer  Identification  Number  listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding.  Check box if appropriate:

[] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

=======================================================================================================================

DISTRIBUTIONS (Distributions are reinvested if no choice is indicated)

[ ] Reinvest all distributions

[ ] Pay all distributions in cash
            [ ] By Check     [ ] By ACH to my bank checking or savings account.  PLEASE ATTACH A VOIDED CHECK.
====================================================================================================================
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund of Countrywide Investments (see prospectus for limitations on this option) and:

[ ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further authorize the use of automated cash transfers to and from the account designated below.
   NOTE: For wire redemptions, the indicated bank should be a commercial bank.

Bank Account Number _____________________________________  Bank Routing Transit Number _______________________________
Name of Account Holder _______________________________________________________________________________________________
Bank Name _________________________________________________________ Bank Address ______________________________________
                                                                                    City            State
[ ]CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Countrywide Pay Through Draft Account (PTDA)
or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA signature card to draw checks on the PTDA and to cause the redemption of my (our)
shares of the Trust.  I (we) agree to be bound by the Rules and Regulations for the Countrywide Pay Through Draft
Account as such Rules and Regulations may be amended from time to time.
===========================================================================================================================

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investment
Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide
Fund Services, Inc., or both will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.
are genuine.





    ___________________________________________________             ___________________________________________________
    Signature of Individual Owner, Corporate Officer,                Signature of Joint Owner, if Any
    Trustee, etc.



    ________________________________________________            ____________________________________________________
          Title of Corporate Officer, Trustee, etc.                                     Date

               NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side.
                 Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

========================================================================================

AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund)
The Automatic Investment Plan is available for all established accounts of Countrywide Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month.

For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per month in the Fund.

ABA Routing Number______________________________
FI Account Number________________________________

[]  Checking Account            []  Savings Account

____________________________________________________________________
Name of Financial Institution (FI)                                              Please make my automatic investment on:

                                                                                []  the last business day of each month
______________________________________________________________________          []  the 15th day of each month
City                                        State                               []  both the 15th and last business day


X_____________________________________________________________________         X_______________________________________
      (Signature of Depositor EXACTLY as it appears on FI Records)                 (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     Please attach a voided check for from your checking account or a voided deposit/withdrawal slip from your savings account for the Automatic Investment Plan.

Indemnification to Depositor's Bank
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

========================================================================================================================

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

[ ]  Monthly -- Withdrawals will be made on the last business day of each month.
[ ]  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[ ]  Annually -- Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

[ ]  Exchange:  Please  exchange  the  withdrawal  proceeds  into  another  Countywide  account  number:_ _-- _ _ _ _--_
[ ]  Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[ ]  ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
    I understand that the transfer will be completed in two to three business days and that there is no charge.
[ ]  Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

     Please attach a voided check for ACH or bank wire____________________________________________________________________________
                                                            Bank Name                                       Bank Address


___________________________________________________________________________________________________________________________________
                                    Bank ABA#                              Account #                          Account Name

[ ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee___________________________________________________________________________________________________________________

Please send to:__________________________________________________________________________________________________________________
                 Street address                                               City                 State            Zip
===================================================================================================================================

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that

________________________________________________________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


                                                             Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


_______________________________________________________________________________________________________________________
                                                        (Name of Organization)

incorporated or formed under the laws of__________________________________________________________________________________________
                                                                (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                  Name                                                              Title

     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _______________________________________________________


Witness my hand and seal of the corporation or organization this_______________________day of_________________________, 19_______


     ___________________________________________________       _________________________________________________________
                      *Secretary-Clerk                                      Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide:  (Toll-Free) 800-543-8721
Cincinnati:  513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide:  (Toll-Free) 800-543-0407
Cincinnati:  513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati:  513-579-0999

                                TABLE OF CONTENTS
Expense Information. . . . . . . . . . . . . . . . . . . . .
Financial Highlights . . . . . . . . . . . . . . . . . . . .
Investment Objective and Policies. . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund . . . . . . . . . . . . . . . . . . .
Distribution Plan . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . .
-----------------------------------------------------------------

         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                                                              PROSPECTUS
                                                              January 1, 1998


                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                             INTERMEDIATE BOND FUND

         The Intermediate Bond Fund (the "Fund"), a separate series of Countrywide Investment Trust, seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.

     THE FUND IS A NON-DIVERSIFIED SERIES AND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER. THEREFORE, AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MUTUAL FUNDS. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Fund, on August 29, 1997, succeeded to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of the Fund and the Predecessor Fund are substantially identical and the financial data and information in this Prospectus for periods prior to August 31, 1997 relates to the Predecessor Fund.

         Countrywide Investments, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference.  A Statement of Additional Information dated
January 1, 1998 has been filed with the Securities and Exchange Commission
(the "Commission") and is hereby incorporated by reference in its entirety.
A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
-------------------------------------------------------------------------------
For Information or Assistance in Opening an Account, Please Call:

Nationwide (Toll-Free) . . . . . . . . . . . . . .  800-543-0407
Cincinnati   . . . . . . . . . . . . . . . . . . .  513-629-2050
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
--------------------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). .  . . . . . .     2%
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price). . . .     None*
Sales Load Imposed on Reinvested Dividends. . . . .     None
Exchange Fee. . . . . . . . . . . . . . . . . . . .     None
Redemption Fee. . . . . . . . . . . . . . . . . . .     None**
Check Redemption Processing Fee (per check):
  First Six Checks per Month . . . . . . . . . .  .     None
  Additional Checks per Month. . . . . . . . . .  .     $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)


Management Fees After Waivers                                 .00%(A)
12b-1 Fees                                                    .25%(B)
Other Expenses After Reimbursements                           .70%(C)
                                                              ----
Total Fund Operating Expenses After                           .95%(D)
  Waivers and Expense Reinbursements                          ====


(A) Absent waivers of management fees, such fees would be .50%.
(B) The Fund may incur 12b-1 fees in an amount up to .35% of its average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.
(C) Absent expense reimbursements, other expenses would have been .88% for the fiscal year ended August 31, 1997.
(D) Absent waivers of management fees and expense reimbursements, total operating expenses would be 1.63%.

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred by the Predecessor Fund during the most recent fiscal year, except that they have been restated to reflect an increase in the amount of management fees payable by the Fund as well as an anticipated reduction in the level of fee waivers and expense reimbursements during the current year. The Adviser will, until at least August 31, 1999, waive fees and reimburse expenses to the extent necessary to limit total operating expenses to .95% of the Fund's average net assets. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                      1 Year               $ 30
                      3 Years              $ 50
                      5 Years              $ 71
                     10 Years              $134

FINANCIAL HIGHLIGHTS
---------------------
         The following audited financial information for the Predecessor Fund for the fiscal year ended August 31, 1997 and for the Fund for the period ended September 30, 1997 has been audited by Arthur Andersen LLP, independent auditors, and should be read in conjunction with the financial statements. The audited financial information for the fiscal period ended August 31, 1996 was audited by other independent accountants. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

Per Share Data for a Share Outstanding Throughout Each Period
                                                                     One Month                   Year             Period
                                                                         Ended                  Ended              Ended
                                                                     Sept. 30,             August 31,         August 31,
                                                                        1997(A)                  1997             1996(B)
------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .......................      $    10.00             $     9.75         $    10.00
                                                                    ----------             ----------         ----------

Income from investment operations:
   Net investment income .....................................            0.05                   0.62               0.57 (C)
   Net realized and unrealized gains (losses)
      on investments .........................................            0.09                   0.28              (0.25)(C)
                                                                    ----------             ----------         ----------
Total from investment operations .............................            0.14                   0.90               0.32
                                                                    ----------             ----------         ----------

Less distributions:
   Dividends from net investment income ......................           (0.05)                 (0.62)             (0.57)
   Distributions from net realized gains .....................            --                    (0.03)                --
                                                                    ----------             ----------         ----------
Total distributions ..........................................           (0.05)                 (0.65)             (0.57)
                                                                    ----------             ----------         ----------

Net asset value at end of period .............................      $    10.09             $    10.00         $     9.75
                                                                    ==========             ==========         ==========

Total return(D) ..............................................           1.41%                  9.48%              3.23%
                                                                    ==========             ==========         ==========

Net assets at end of period (000's) ..........................      $   15,671             $   15,114         $   13,357
                                                                    ==========             ==========         ==========

Ratio of expenses to average net assets(E) ...................           0.95%(F)               0.85%              0.68% (F)

Ratio of net investment income to average net assets .........           6.18%(F)               6.26%              6.31% (F)

Portfolio turnover rate ......................................              0%                    41%                12%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations (October 3, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.38%(F), 1.53% and 2.04%(F) for the periods ended September 30, 1997, August 31, 1997 and August
    31, 1996, respectively.
(F) Annualized.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------
         The Fund is a series of Countrywide Investment Trust (the "Trust"). The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds (debt securities of the types listed below).

         The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Under normal circumstances, at least 60% of the Fund's total assets will be invested, measured at the time of any purchase, in the following categories of securities:

         o marketable corporate debt securities, such as bonds, rated at the time of purchase within the three highest investment grade ratings (A or better) assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (all ratings discussed below refer to those assigned by these two rating agencies) or, if not rated by either of these rating agencies, determined by the Adviser as being of investment quality equivalent to securities rated A or better;

         o U.S. Government securities including (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), (2) obligations guaranteed as to principal and interest by the U.S. Treasury such as Government National Mortgage Association certificates (described below) and Federal Housing Administration debentures, and (3) securities issued by U.S. Government instrumentalities and certain federal agencies that are neither direct obligations of, nor guaranteed by, the U.S. Treasury;

         o mortgage-related securities rated A or better, or unrated securities that are determined to be of equivalent quality of (1) governmental issuers, including Government National Mortgage Association certificates, which are securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government, and securities issued and guaranteed as to the payment of interest and principal by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation (but not backed by the U.S. Government); (2) private issuers, including mortgage pass-through certificates or mortgage-backed bonds; and
                      (3) the governmental issuers mentioned above or private issuers, including collateralized mortgage obligations and real estate mortgage investment conduits which are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early prepayment of the underlying mortgages which will substantially reduce or eliminate interest payments (see the Statement of Additional Information for more about these securities);

         o other asset-backed securities rated A or better or unrated securities that are determined by the Adviser to be of equivalent quality (unrelated to mortgage loans) such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts or a pool of credit card loan receivables (see the Statement of Additional Information for more about these securities); and

         o cash or money market instruments, including commercial bank obligations (certificates of deposit, which are are interest-bearing time deposits; bankers' acceptances, which are time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity and demand or time deposits) and commercial paper
                      (short-term notes with maturities of up to nine months issued by corporations or government bodies).

         The remaining 40% of the Fund's assets, measured at the time of purchase, may be invested in debt securities rated below A or unrated securities that are determined to be of equivalent quality, including marketable corporate debt securities, mortgage-related securities and other asset-backed securities. Securities rated within the fourth highest category (BBB, Baa) may have speculative characteristics and display a weakened ability to pay interest and repay principal under adverse economic conditions or changing circumstances. However, securities rated lower than BBB or Baa or unrated securities that are determined to be of equivalent quality (commonly known as "junk" or "high-yield, high-risk" bonds) will represent less than 20% of the Fund's net assets and are subject to independent investment analysis by the Adviser before purchase. The Fund may from time to time invest in fixed-income securities of corporations outside the U.S. or governmental entities, and the Fund may purchase or sell various currencies on either a spot or forward basis in connection with these investments.

         The maturity composition of the Fund's portfolio of fixed-income securities will be adjusted in response to market conditions and expectations. There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the Fund normally will be invested substantially in intermediate-term (3 to 10 years to maturity) and long-term (over 10 years to maturity) securities and have a dollar-weighted effective average portfolio maturity of between 3 and 10 years.

         The market value of investments available to the Fund, and therefore the Fund's yield and net asset value, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. Mortgage-related securities and other debt securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the prepayment experience of the mortgages underlying mortgage-related securities and other asset-backed securities may affect the value of, and the return on an investment in, such securities.

OTHER INVESTMENT PRACTICES
--------------------------

SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject the Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

BORROWING. The Fund may borrow money from banks (including its custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge its assets to secure such borrowings. Borrowing for investment increases both investment opportunity and investment risk. This is the speculative factor known as leverage. Such borrowings in no way affect the federal tax status of the Fund or its dividends.

         The Investment Company Act of 1940 (the "1940 Act") requires the Fund to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so.

         In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

WHEN-ISSUED SECURITIES. The Fund may also purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a "when-issued" basis, its custodian will set aside, in a segregated account, cash or liquid portfolio securities equal to the amount of the commitment. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions and that a commitment to purchase "when-issued" securities will not exceed 60 days. In the event its commitment to purchase "when-issued" securities ever exceeded 25% of the value of its assets, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. The Fund does not intend to purchase "when- issued" securities for speculative purposes, but only for the purpose of acquiring portfolio securities.

LOAN PARTICIPATIONS. The Fund may invest, subject to an overall 10% limit on loans, in loan participations, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies and may not be protected by securities laws. Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund's overall 15% limitation on illiquid securities.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may acquire variable and floating rate securities, subject to the Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires a debt instrument for a relatively short period (usually not more than one week), subject to the obligation of the seller to purchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to 100% of the purchase price including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily by the Adviser and as the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If such a defaulting seller were to become insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, disposition of the underlying securities could involve certain costs or delays pending court action. Finally, it is not certain whether the Fund would be entitled, as against a claim of the seller or its receiver, trustee in bankruptcy or creditors, to retain the underlying securities. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

LOWER-RATED SECURITIES. The Fund may invest up to 20% of its assets in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including debt securities, convertible securities and preferred stocks and unrated fixed-income securities. Lower rated fixed-income securities, commonly referred to as "junk bonds", are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated fixed-income securities. See "Risk Factors-Lower Rated Fixed-Income Securities" below for a discussion of certain risks.

     Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies, i.e. Ba or lower by Moody's or BB or lower by S&P. The Fund may invest in any security which is rated by Moody's or by S&P, or in any unrated security which the Adviser determines is of suitable quality. Securities in the rating categories below Baa as determined by Moody's and BBB as determined by S&P are considered to be of poor standing and predominantly speculative. The rating agencies' descriptions of these rating categories, including the speculative characteristics of the lower categories, are set forth in the Statement of Additional Information.

     Securities ratings are based largely on the issuer's historical financial information and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although the Adviser will consider security ratings when making investment decisions in the high yield market, it will perform its own investment analysis and will not rely principally on the ratings assigned by the rating agencies. The Adviser's analysis generally may include, among other things, consideration of the issuer's experience and managerial strength, changing financial conditions, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

SHORT-TERM OBLIGATIONS. There may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through the Fund's normal investment programs. Accordingly, for temporary defensive purposes, the Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.

ZERO COUPON BONDS. The Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sale of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

RECEIPTS. The Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its net assets.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies to the extent permissible under the applicable regulations and interpretations of the 1940 Act or an exemptive order.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in illiquid investments (investments that cannot be readily sold within seven days), including restricted securities which do not meet the criteria for liquidity established by the Board of Trustees. The Adviser, under the supervision of the Board of Trustees, determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Risk Factors of Lower Rated Fixed-Income Securities
---------------------------------------------------
     Lower quality fixed-income securities generally produce a higher current yield than do fixed-income securities of higher ratings. However, these fixed-income securities are considered speculative because they involve greater price volatility and risk than do higher rated fixed-income securities and yields on these fixed-income securities will tend to fluctuate over time. Although the market value of all fixed-income securities varies as a result of changes in prevailing interest rates (e.g., when interest rates rise, the market value of fixed-income securities can be expected to decline), values of lower rated fixed-income securities tend to react differently than the values of higher rated fixed-income securities. The prices of lower rated fixed-income securities are less sensitive to changes in interest rates than higher rated fixed-income securities. Conversely, lower rated fixed-income securities also involve a greater risk of default by the issuer in the payment of principal and income and are more sensitive to economic downturns and recessions than higher rated fixed-income securities. The financial stress resulting from an economic downturn could have a greater negative effect on the ability of issuers of lower rated fixed-income securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. In the event of an issuer's default in payment of principal or interest on such securities, or any other fixed-income securities in the Fund's portfolio, the net asset value of the Fund will be negatively affected. Moreover, as the market for lower rated fixed-income securities is a relatively new one, a severe economic downturn might increase the number of defaults, thereby adversely affecting the value of all outstanding lower rated fixed-income securities and disrupting the market for such securities. Fixed-income securities purchased by the Fund as part of an initial underwriting present an additional risk due to their lack of market history. These risks are exacerbated with respect to fixed-income securities rated Caa or lower by Moody's or CCC or lower by S&P. Unrated fixed-income securities generally carry the same risks as do lower rated fixed-income securities.

     Lower rated fixed-income securities are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of lower rated fixed-income securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many lower rated fixed-income securities may not be as liquid as Treasury and investment grade bonds. The ability of the Fund to sell lower rated fixed-income securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Moreover, the ability of the Fund to value lower rated fixed-income securities becomes more difficult, and judgment plays a greater role in valuation, as there is less reliable, objective data available with respect to such securities that are thinly traded or illiquid.

     Because investors may perceive that there are greater risks associated with the lower rated fixed-income securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for fixed-income securities with a higher rating. Changes in perception of issuer's creditworthiness tend to occur more frequently and in a more pronounced manner in the lower quality segments of the fixed-income securities market than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility. The speculative characteristics of lower rated fixed-income securities are set forth in the Statement of Additional Information.

     The Adviser believes that the risks of investing in such high yielding, fixed-income securities may be minimized through careful analysis of prospective issuers. Although the opinion of ratings services such as Moody's and S&P is considered in selecting portfolio securities, they evaluate the safety of the principal and the interest payments of the security, not their market value risk. Additionally, credit rating agencies may experience slight delays in updating ratings to reflect current events. The Adviser relies, primarily, on its own credit analysis. This may suggest, however, that the achievement of the

Fund's investment objective is more dependent on the Adviser's proprietary credit analysis, than is otherwise the case for a fund that invests exclusively in higher quality fixed-income securities.

     Once the rating of a portfolio security or the quality determination ascribed by the Adviser to an unrated, fixed-income security has been downgraded, the Adviser will consider all circumstances deemed relevant in determining whether to continue to hold the security, but in no event will the Fund retain such security if it would cause the Fund to have 20% or more of the value of its net assets invested in fixed-income securities rated lower than Baa by Moody's or BBB by S&P, or if unrated, are judged by the Adviser to be of comparable quality.

     The Fund may also invest in unrated fixed-income securities. Unrated fixed-income securities are not necessarily of lower quality than rated fixed-income securities, but they may not be attractive to as many buyers.

     There is no minimum rating standard for the Fund's investments in the high yield market; therefore, the Fund may at times invest in fixed-income securities not currently paying interest or in default. The Fund will invest in such fixed-income securities where the Adviser perceives a substantial opportunity to realize the Fund's objective based on its analysis of the underlying financial condition of the issuer. It is not, however, the current intention of the Fund to make such investments.

     These limitations and the policies discussed in this Prospectus are considered and applied by the Adviser at the time of purchase of an investment; the sale of securities by the Fund is not required in the event of a subsequent change in circumstances.

HOW TO PURCHASE SHARES
----------------------
         Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). However, the minimum initial investment for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Intermediate Bond Fund." An account application is included in this Prospectus.

          Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

         The public offering price of shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                                      Dealer
                                                                    Reallowance
                                        Sales Load as % of:           as % of
                                        Public           Net           Public
                                        Offering        Amount        Offering
Amount of Investment                    Price          Invested         Price
--------------------                     ------         --------        -----
Less than $100,000                        2.00%          2.04%          1.80%
$100,000 but less than $250,000           1.50           1.52           1.35
$250,000 but less than $500,000           1.00           1.01            .90
$500,000 but less than $1,000,000          .75            .75            .65
$1,000,000 or more                        None*          None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

         Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         For initial purchases of $1,000,000 or more and subsequent purchases further increasing the size of the account, a dealer's commission of .75% of the purchase amount may be paid by the Adviser to participating unaffiliated dealers through whom such purchases are effected. In determining a dealer's eligibility for such commission, purchases of shares of the Fund may be aggregated with concurrent purchases of shares of other funds of Countrywide Investments. Dealers should contact the Adviser concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Shares" below.

         OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the "Intermediate Bond Fund."

         Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent

(Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers and financial planners may also purchase shares of the Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

         Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

         CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF SHARES. A contingent deferred sales load is imposed upon certain redemptions of shares of the Fund (or shares into which such shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to .75% of the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

         Redemptions of such shares of the Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege."

         The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

         ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

         The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

SHAREHOLDER SERVICES
---------------------
         Contact the Transfer Agent (Nationwide call toll-free 800- 543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         Automatic Withdrawal Plan

         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

        Tax-Deferred Retirement Plans

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies.

These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         Automatic Investment Plan

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

         Reinvestment Privilege

         If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
---------------------
         You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         A contingent deferred sales load may apply to a redemption of certain shares of the Fund purchased at net asset value. See "How to Purchase Shares."

         BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds from your account will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

         The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

         Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

         Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

         BY CHECK. You may establish a special checking account with the Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

         When a check is presented to the Custodian for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

         If the amount of a check is greater than the value of the shares held in your account, the check will be returned. Shareholders should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

         As long as no more  than six check  redemptions  are  effected  in your account in any month, there will be no charge for the check redemption privilege. After six check redemptions are effected in your account in a month, the Transfer Agent will charge you $.25 for each additional check redemption effected that month. However, there is no charge for any check redemptions effected by employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals. The Transfer Agent charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, the Transfer Agent reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or the Transfer Agent.

         Shareholders should be aware that writing a check (a redemption of shares) is a taxable event.

     THROUGH BROKER-DEALERS. You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Fund's Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Commission.

EXCHANGE PRIVILEGE
------------------
         Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other.

         Shares of the Fund which are not subject to a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

          Shares of the Fund subject to a contingent deferred sales load may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

 Countrywide Tax-Free Trust                      Countrywide Strategic Trust
 Tax-Free Money Fund                            *Government Mortgage Fund
 Ohio Tax-Free Money Fund                       *Equity Fund
 California Tax-Free Money Fund                 *Utility Fund
 Florida Tax-Free Money Fund                    *Aggressive Growth Fund
*Tax-Free Intermediate Term Fund                *Growth/Value Fund
*Ohio Insured Tax-Free Fund                     *International Equity Fund
*Kentucky Tax-Free Fund
                                Countrywide Investment Trust
                                Short Term Government Income Fund
                                Institutional Government Income Fund
                                Money Market Fund
                               *Intermediate Bond Fund
                               *Intermediate Term Government Income
                                      Fund
                               *Adjustable Rate U.S. Government
                                      Securities Fund
                               *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
----------------------------
         All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option  -              income distributions and capital gains
                                      distributions reinvested in additional
                                      shares.

         Income Option -              income distributions and short-term
                                      capital gains distributions paid in cash;
                                      long-term capital gains distributions
                                      reinvested in additional shares.

         Cash Option  -               income   distributions   and capital
                                      gains  distributions  paid  in cash.

         You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

         An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----
         The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders.

         The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

         Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
----------------------
         The Fund is a non-diversified series of Countrywide Investment Trust, an open-end management investment company organized as a Massachusetts business trust on December 7, 1980. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to six other series of the Trust, seven series of Countrywide Investment Trust and six series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .5% of the average value of its daily net assets up to $50 million; .45% of such assets from $50 million to $150 million; .4% of such assets from $150 million to $250 million; and .375% of such assets in excess of $250 million.

         Scott Weston, Assistant Vice President-Investments of the Adviser, is primarily responsible for managing the portfolio of the Fund. Mr. Weston has been employed by the Adviser since 1992 and has been managing the Fund's portfolio since September 1997.

         The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Angelo R. Mozilo, Robert H. Leshner, Robert G. Dorsey and John F. Splain are officers of both the Trust and the Adviser.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

         Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the 1940 Act or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

         Trans Financial Bank, N.A., P.O. Box 90001, Bowling Green, Kentucky, may be deemed to control the Fund by virtue of the fact that it owns of record more than 25% of the Fund's shares as of the date of this Prospectus.

DISTRIBUTION PLAN
------------------
     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         The annual limitation for payment of expenses pursuant to the Plan is .35% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

    Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
-----------------------------------------------------
         On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         The Fund's portfolio securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
------------------------
         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defense posture, in light of the Adviser's view of current or past market conditions or historical trends.

         Further performance information is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 800-543- 0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

                                                                          ACCOUNT NO. 93-_____________________
Account Application                                                                      (For Fund Use Only)
Intermediate Bond Fund                                                    FOR BROKER/DEALER USE ONLY
                                                                          Firm Name:_____________________________
                                                                          Home Office Address: ___________________
                                                                          Branch Address: ________________________
                                                                          Rep Name & No.: ________________________
Please mail account application to:                                       Rep Signature: _________________________
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

========================================================================================================================
Initial Investment of $_______________________

[]  Check or draft enclosed payable to the Fund.

[]  Bank Wire From:
______________________________________________________________________________________________________________

[]  Exchange From:
______________________________________________________________________________________________________________
                     (Fund Name)                                                  (Fund Account Number)

Account Name                                                                                         S.S. #/Tax I.D.#

________________________________________________________________________________________  _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.                               (In case of custodial
                                                                                             account please list
                                                                                             minor's S.S.#)


___________________________________________________________________________________________________  Citizenship:[] U.S.
Name of Joint Tenant, Partner, Custodian                                                                         []Other

Address                                                                                              Phone

___________________________________________________________________________________________________  (  )_______________
Street or P.O. Box                                                                                    Business Phone

___________________________________________________________________________________________________  (  )_______________
City                                                       State       Zip                            Home Phone

Check Appropriate Box:          [] Individual      [] Joint Tenant (Right of survivorship presumed)
                                [] Partnership     [] Corporation    [] Trust     [] Custodial     [] Non-Profit  [] Other

Occupation and Employer
Name/Address______________________________________________________________________________________________

Are you an associated person of an NASD member?   []  Yes   []   No

========================================================================================================================

TAXPAYER  IDENTIFICATION  NUMBER -- Under  penalties  of perjury I certify that the Taxpayer  Identification  Number  listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding.  Check box if appropriate:

[] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

=======================================================================================================================

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

[]  Share Option  --  Income distributions and capital gains distributions automatically reinvested in additional shares.

[]  Income Option  --  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

[]  Cash Option  --  Income distributions and capital gains distributions paid in cash.
                     [ ] By Check    [ ] By ACH to my bank checking or savings account.  Please attach a voided check.
========================================================================================================================
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund of Countrywide Investments (see prospectus for limitations on this option) and:

[ ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further authorize the use of automated cash transfers to and from the account designated below.
   NOTE: For wire redemptions, the indicated bank should be a commercial bank.

Bank Account Number _____________________________________  Bank Routing Transit Number _______________________________
Name of Account Holder _______________________________________________________________________________________________
Bank Name _________________________________________________________ Bank Address ______________________________________
                                                                                    City            State
[ ]CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Countrywide Pay Through Draft Account (PTDA)
or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA signature card to draw checks on the PTDA and to cause the redemption of my (our)
shares of the Trust.  I (we) agree to be bound by the Rules and Regulations for the Countrywide Pay Through Draft
Account as such Rules and Regulations may be amended from time to time.
===========================================================================================================================
REDUCED SALES CHARGES
Right of Accumulation: I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                      Account Number/Name                                                    Account Number/Name

_______________________________________________________          ______________________________________________________

_______________________________________________________          ______________________________________________________
Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

[] I agree to the Letter of Intent in the current Prospectus of Countrywide Investment Trust. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ____________________ 19
(Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of Countrywide Investments at least equal to (check appropriate box):

                  [] $100,000                [] $250,000                 [] $500,000                [] $1,000,000
========================================================================================================================

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Countrywide Investment Trust, Countrywide Investment
Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide
Fund Services, Inc., or both will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.
are genuine.



    ___________________________________________________             ___________________________________________________
    Signature of Individual Owner, Corporate Officer,                Signature of Joint Owner, if Any
    Trustee, etc.



    ________________________________________________            ____________________________________________________
          Title of Corporate Officer, Trustee, etc.                                     Date

               NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side.
                 Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

==========================================================================================================================

AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund)
The Automatic Investment Plan is available for all established accounts of Countrywide Investment Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month.

For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per month in the Fund.

ABA Routing Number______________________________
FI Account Number________________________________

[]  Checking Account            []  Savings Account

__________________________________________________________________
Name of Financial Institution (FI)                                              Please make my automatic investment on:

                                                                                []  the last business day of each month
______________________________________________________________________          []  the 15th day of each month
City                                        State                               []  both the 15th and last business day


X_____________________________________________________________________         X_______________________________________
      (Signature of Depositor EXACTLY as it appears on FI Records)                 (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     Please attach a voided check from your checking account or a voided deposit/withdrawal slip from your savings account for the Automatic Investment Plan.

Indemnification to Depositor's Bank
   In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

========================================================================================================================

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

[]  Monthly -- Withdrawals will be made on the last business day of each month.
[]  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[]  Annually -- Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

[]  Exchange:  Please  exchange  the  withdrawal  proceeds  into  another  Countywide  account  number:_ _-- _ _ _ _--_
[]  Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[]  ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
    I understand that the transfer will be completed in two to three business days and that there is no charge.
[]  Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

     Please attach a voided check for ACH or bank wire_________________________________________________________________________
                                                             Bank Name                                       Bank Address


___________________________________________________________________________________________________________________________________
                                    Bank ABA#                              Account #                          Account Name

[]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee___________________________________________________________________________________________________________________

Please send to:_________________________________________________________________________________________________________________
              Street address                                               City                 State            Zip
========================================================================================================================

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Countrywide Investment Trust (the Trust) and that

________________________________________________________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


                                                             Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


_______________________________________________________________________________________________________________________
                                                        (Name of Organization)

incorporated or formed under the laws of__________________________________________________________________________________________
                                                                (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                  Name                                                              Title

     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _________________________________________________________


     ___________________________________________________       _______________________________________________________


Witness my hand and seal of the corporation or organization this_______________________day of_______________________________________, 19_______


     ___________________________________________________       _________________________________________________________
                      *Secretary-Clerk                                      Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


COUNTRYWIDE INVESTMENT TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Donald L.Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Countrywide Always Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

TABLE OF CONTENTS

Expense Information...............................................
Financial Highlights..............................................
Investment Objective and Policies.................................
How to Purchase Shares............................................
Shareholder Services..............................................
How to Redeem Shares..............................................
Exchange Privilege................................................
Dividends and Distributions.......................................
Taxes.............................................................
Operation of the Fund.............................................
Distribution Plan . . . ..........................................
Calculation of Share Price and Public Offering Price..............
Performance Information...........................................


         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                          COUNTRYWIDE INVESTMENT TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 1998

                        Short Term Government Income Fund
                    Intermediate Term Government Income Fund
                      Institutional Government Income Fund
                 Adjustable Rate U.S. Government Securities Fund
                                Global Bond Fund
                                Money Market Fund
                             Intermediate Bond Fund

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Countrywide Investment Trust dated January 1, 1998. A copy of a Fund's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Countrywide Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                TABLE OF CONTENTS
                                                        PAGE

THE TRUST................................................. 3

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS. . . . . .     5

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS . . . . .  .10

INVESTMENT LIMITATIONS....................................25

TRUSTEES AND OFFICERS.....................................35

THE INVESTMENT ADVISER AND UNDERWRITER....................38

DISTRIBUTION PLANS . . . . . .............................41

SECURITIES TRANSACTIONS...................................44

PORTFOLIO TURNOVER........................................46

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE......46

OTHER PURCHASE INFORMATION................................49

TAXES.....................................................50

REDEMPTION IN KIND........................................52

HISTORICAL PERFORMANCE INFORMATION........................53

PRINCIPAL SECURITY HOLDERS................................58

CUSTODIAN.................................................59

AUDITORS..................................................60

TRANSFER AGENT. ..........................................60

ANNUAL REPORT. . . . . . . . . . . . . ...................61

THE TRUST
----------
         Countrywide Investment Trust (the "Trust"), formerly Midwest Trust, was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers seven series of shares to investors: the Short Term Government Income Fund (formerly the Short Term Government Fund), the Intermediate Term Government Income Fund (formerly the Intermediate Term Government Fund), the Institutional Government Income Fund (formerly the Institutional Government
Fund), the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund, the Money Market Fund and the Intermediate Bond Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

         Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Money Market Fund and the Intermediate Bond Fund, on August 29, 1997, each succeeded to the assets and liabilities of another mutual fund of the same name (referred to individually as a "Predecessor Fund", and collectively the "Predecessor Funds"), each of which was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of the Money Market Fund and the Intermediate Bond Fund and its Predecessor Fund are substantially identical and the financial data and information prior to August 31, 1997 in this Statement of Additional Information relates to the Predecessor Funds.

         Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

         Both Class A shares and Class C shares of the Global Bond Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

         Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
--------------------------------------------
CORPORATE BONDS.

Moody's Investors Service, Inc. provides the following descriptions of its corporate bond ratings:
-----------------------------------------------------------------------------

         Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

         Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

         A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

   Baa - "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

    Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class."

     B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

   Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

    Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

    C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

Standard & Poor's Ratings Group provides the following descriptions of its corporate bond ratings:
--------------------------------------------------------------------------------

         AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

         AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

         A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

     BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

     BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

    B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating."

     CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

     CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

     C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

     CI - "The rating CI is reserved for income bonds on which no interest is being paid."

     D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

Duff and Phelps Inc. provides the following descriptions of its corporate bond ratings:
-------------------------------------------------------------------------------

     AAA - "Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt."

     AA+, AA, AA- - "High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions."

     A+, A, A- - "Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress."

     BBB+, BBB, BBB- - "Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles."

     BB+, BB, BB- - "Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category."

     B+, B, B- - "Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade."

     CCC - "Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments."

     DD - "Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments."

Fitch Investors Service, Inc. provides the following descriptions of its corporate bond ratings:
-------------------------------------------------------------------------------

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

     BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

    BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

    B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

   CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

   DDD, DD and D - "Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

CORPORATE NOTES.

Moody's Investors Service, Inc. provides the following descriptions of its corporate note ratings:
-------------------------------------------------------------------------------

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

Standard & Poor's Ratings Group provides the following descriptions of its corporate note ratings:
-------------------------------------------------------------------------------

SP-1 "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER.

Description of Commercial Paper Ratings of Moody's Investors Service, Inc.:
----------------------------------------------------------------------------
Prime-1 "Superior capacity for repayment of short-term promissory obligations."

Prime-2 "Strong capacity for repayment of short-term promissory obligations."

Prime-3 "Acceptable ability for repayment of short-term promissory obligations."

Description of Commercial Paper Ratings of Standard & Poor's Ratings Group:
---------------------------------------------------------------------------

 A-1 "This designation indicates that the degree of safety regarding timely payment is very strong."

 A-2 "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

 A-3 "Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations."

Description of Commercial Paper Ratings of Duff & Phelps, Inc.:
----------------------------------------------------------------

DUFF-1 - "Very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor."

DUFF-2 - "Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small."

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------
         A more  detailed  discussion  of some of the terms used and  investment
policies   described  in  the  Prospectuses  (see  "Investment   Objectives  and
Policies") appears below:

         WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE- ANNOUNCED BASIS. The Funds will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. In addition, the Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, each Fund will direct its Custodian to place cash, U.S. Government obligations or other liquid high-grade debt obligations in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

         When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued or TBA basis with the intention of actually acquiring the securities, the Funds may sell these securities before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy.

         STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

         STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

         As a matter of current policy that may be changed without shareholder approval, the Adjustable Rate U.S. Government Securities Fund will not purchase STRIPS with a maturity date that is more than 10 years from the settlement of the purchase.

         GNMA CERTIFICATES. The term "GNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Government National Mortgage Association and backed by the full faith and credit of the United States.

         1. The Life of GNMA Certificates. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures. Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool. As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, mortgages with high interest rates have experienced accelerated prepayment rates which would indicate a shorter average life.

         2. Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

         The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

                  (a) GNMA Certificates may be issued at a premium or discount, rather than at par.

                  (b) After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

                  (c) Interest is earned monthly, rather than semi-annually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

                  (d) The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

         3. Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

         FHLMC CERTIFICATES. The term "FHLMC Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation. The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States. FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

         Mortgage loans underlying FHLMC Certificates will consist of fixed rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties. Mortgage interest rates may be mixed in a pool. The seller/ servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and any remaining excess of mortgage rate over coupon rate is kept by the Federal Home Loan Mortgage

Corporation. The coupon rate of a FHLMC Certificate does not by itself indicate the yield which will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

         FNMA   CERTIFICATES.   The   term   "FNMA   Certificates"   refers   to
mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association.

         The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market. The only function of the FNMA is to provide a secondary market for residential mortgages. Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators. They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed). FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates. The coupon rate of a FNMA Certificate does not by itself indicate the yield which will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. The Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. The Global Bond Fund and the Intermediate Bond Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         LOANS OF PORTFOLIO SECURITIES. The Institutional Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund, the Money Market Fund and the Intermediate Bond Fund may each lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations"). The Global Bond Fund, the Money

Market Fund and the Intermediate Bond Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

         COMMERCIAL PAPER. Commercial paper consists of short-term, (usually from one to two hundred seventy days) unsecured promissory notes issued by U.S. and foreign corporations in order to finance their current operations. Eurodollar commercial paper refers to notes payable by European issuers in U.S. dollars. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser or the Subadviser, subject to the direction of the Board of Trustees, such note is liquid.

         FOREIGN SECURITIES. The Global Bond Fund may invest in non- U.S. dollar denominated debt securities principally traded in financial markets outside the United States. Because the Fund invests in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         EUROPEAN CURRENCY UNIT BONDS. The European Currency Unit ("ECU") is a basket of European currencies consisting of specified amounts of the currencies of ten members of the European community. The ECU is used by members as their budgetary currency to determine official claims and debts. It fluctuates with the daily exchange rate changes of the constituent currencies. The ECU is now defined by the following ten currencies: German Deutschmark, British Pound, French Franc, Italian Lira, Dutch Guilder, Belgian Franc, Luxembourg Franc, Finish Kroner, Irish Pound and Greek Drachma. ECU bonds are bonds or debentures denominated in ECUs.

         FORWARD CURRENCY EXCHANGE CONTRACTS. The value of the Global Bond Fund's portfolio securities which are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with purchase and sale of foreign portfolio securities.

         The Global Bond Fund will enter into forward currency exchange contracts as described hereafter. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a "cross-currency" contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

         The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Fund may enter into such forward contracts if, as a result, not more than 50% of the value of its total assets would be committed to such contracts.

Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Subadviser determines it to be in the best interests of the Fund. The Fund's Custodian will segregate cash, U.S. Government obligations or other liquid high-grade debt obligations in an amount not less than the value of the Fund's total assets committed to foreign currency exchange contracts entered into under this type of transaction. If the value of the segregated securities declines, additional cash or securities will be added on a daily basis, i.e., "marked to market," so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.

         Generally, the Fund will not enter into a forward currency exchange contract with a term of greater than 90 days. At the maturity of the contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

         The Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by its Subadviser. It should also be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         INTEREST RATE FUTURES CONTRACTS. The Global Bond Fund may enter into contracts for the future delivery of fixed-income securities commonly referred to as "interest rate futures contracts." In this context, a futures contract is an agreement by the Fund to buy or sell fixed-income securities at a specified date and price. No payment is made for securities when the Fund buys a futures contract and no securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment or delivery is made when the contract expires. Futures contracts will be used only as a hedge against anticipated interest rate changes and for other transactions permitted to entities exempt from the definition of the term commodity pool operator. The Fund will not enter into a futures contract if immediately thereafter the sum of the then aggregate futures market prices of financial or other instruments required to be delivered under open futures contract sales and the aggregate futures market prices of financial instruments required to be delivered under open futures contract purchases would exceed 50% of the value of its total assets. The Fund will not enter into a futures contract if immediately thereafter more than 5% of the fair market value of its assets would be committed to initial margins.

         WRITING COVERED CALL OPTIONS. The Global Bond Fund may write covered call options on individual bonds and on interest rate futures contracts to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

         The  writing  of covered  call  options  is a  conservative  investment technique which the Subadviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

         The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, the Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities.

         WRITING COVERED PUT OPTIONS. The Global Bond Fund may write covered put options on bonds and on interest rate futures contracts to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid debt obligations in an amount not less than the exercise price at all times while the put option is outstanding.

         The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions.

         PURCHASING OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Global Bond Fund may purchase put and call options on interest rate futures contracts. The purchase of put options on interest rate futures contracts hedges the Fund's portfolio against the risk of rising interest rates. The purchase of call options on futures contracts is a means of obtaining temporary exposure to market appreciation at limited risk and is a hedge against a market advance when the Fund is not fully invested. Assuming that any decline in the securities being hedged is accompanied by a rise in interest rates, the purchase of options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund will tend to experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

         An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. The Fund may purchase put and call options on interest rate futures contracts which are traded on a national exchange or board of trade and sell such options to terminate an existing position. Options on interest rate futures give the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option.

         The holder of an option on an interest rate futures contract may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. In addition to the risks which apply to all options transactions, there are several special risks relating to options on interest rate futures contracts. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the use of interest rate futures, the purchase of options on interest rate futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options, plus transaction costs.

         OPTIONS TRANSACTIONS GENERALLY. Option transactions in which the Global Bond Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Subadviser's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the Subadviser's ability to select the proper time, type and duration of the options.

         VARIABLE RATE DEMAND INSTRUMENTS. The Money Market Fund and the Intermediate Bond Fund may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

     The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. In order to minimize credit risks, the Adviser will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by the Board of Trustees. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Adviser, under the direction of the Board of Trustees, to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Adviser may determine, under the direction of the Board of Trustees, that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

     The Money Market Fund will not invest more than 10% of its net assets and the Intermediate Bond Fund will not invest more than 15% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if the Board of Trustees determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

     While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

         RESTRICTED SECURITIES. The Money Market Fund and the Intermediate Bond Fund may invest in restricted securities. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Funds anticipate holding restricted securities to maturity or selling them in an exempt transaction.

         MAJORITY. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
-----------------------
         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

         THE LIMITATIONS APPLICABLE TO THE SHORT TERM GOVERNMENT INCOME FUND AND THE INTERMEDIATE TERM GOVERNMENT INCOME FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of the Fund's total assets or (b) pursuant to Paragraph (15) of this section. Each Fund may pledge its assets to the extent of up to 15% of the value of its total assets to secure such borrowings.

         2. Underwriting. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         3. Illiquid Investments. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in such securities.

         4. Real Estate. Each Fund will not purchase, hold or deal in real estate, including real estate limited partnership interests.

         5.  Commodities.   Each  Fund  will  not  purchase,  hold  or  deal  in
commodities or commodities futures contracts.

         6. Loans. Each Fund will not make loans to individuals, to any officer or Trustee of the Trust or to its Adviser or to any officer or director of the Adviser (each Fund, however, may purchase and simultaneously resell for later delivery obligations issued or guaranteed as to principal and interest by the United States Government or an agency or instrumentality thereof; provided that each Fund will not enter into such repurchase agreements if, as a result thereof, more than 10% of the value of the Fund's total assets at that time would be subject to repurchase agreements maturing in more than seven days). The making of a loan by either Fund does not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, whether or not the purchase was made upon the original issuance of the securities.

         7. Securities of One Issuer. Each Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 25% of the value of the Fund's total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

         8. Securities of One Class. Each Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by a Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer, and all kinds of stock of an issuer preferred over the common stock as to dividends or liquidation shall be deemed to constitute a single class regardless of relative priorities, series designations, conversion rights and other differences).

         9. Investing for Control. Each Fund will not invest in companies for the purpose of exercising control or management.

         10. Other Investment Companies. Each Fund will not purchase securities issued by any other investment company or investment trust except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary brokers' commission or (b) where such purchase, not made in the open market, is part of a plan of merger or consolidation or acquisition of assets; provided that each Fund shall not purchase the securities of any investment companies or investment trusts if such purchase at the time thereof would cause more than 10% of the value of the Fund's total assets to be invested in the securities of such issuers, and provided further, that each Fund shall not purchase securities issued by any other open-end investment company.

         11. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin," except that the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales or redemption of securities.

         12. Common Stocks. Each Fund will not invest in common stocks.

         13. Options. Each Fund will not engage in the purchase or sale of put or call options.

         14. Short Sales. Each Fund will not sell any securities short.

         15. When-Issued Purchases. The Funds will not make any commitment to purchase securities on a when-issued basis except that the Intermediate Term Government Income Fund may make such commitments if no more than 20% of the Fund's net assets would be so committed.

         16. Concentration. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

         17. Mineral Leases. The Funds will not purchase oil, gas or other mineral leases or exploration or development programs.

         THE LIMITATIONS APPLICABLE TO THE INSTITUTIONAL GOVERNMENT INCOME FUND ARE:

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

         2. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Illiquid Investments. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         5. Real Estate. The Fund will not purchase, hold or deal in real estate.

         6. Commodities. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

         7. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

         8. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

         9. Short Sales and Options. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

         10. Other Investment Companies. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

         11. Concentration. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

         12. Mineral Leases. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

         THE LIMITATIONS APPLICABLE TO THE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND ARE:

         1. Borrowing Money. The Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets or (b) pursuant to Paragraph (15) of this section. The Fund may pledge its assets to the extent of up to 15% of the value of its total assets to secure such borrowings.

         2. Underwriting. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         3. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

         4. Real Estate. The Fund will not purchase, hold or deal in real estate, including real estate limited partnerships.

         5. Commodities. The Fund will not purchase, hold or deal in commodities or commodities futures contracts.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities if the borrower agrees to maintain collateral marked to market daily in an amount at least equal to the market value of the loaned securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

         7. Securities of One Issuer. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

         8. Securities of One Class. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by the Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer).

         9. Investing for Control. The Fund will not invest in companies for the purpose of exercising control or management.

         10. Other Investment Companies. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

         11. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin," except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales or redemption of securities.

         12. Common Stocks. The Fund will not invest in common stocks.

         13. Options. The Fund will not engage in the purchase or sale of put or call options.

         14. Short Sales. The Fund will not sell any securities short.

         15. When-Issued Purchases. The Fund will not make any commitment to purchase securities on a when-issued or to-be- announced basis if more than 25% of the Fund's net assets would be so committed.

         16. Concentration. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

         17. Mineral Leases. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

         18. Senior Securities. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

         19. Unseasoned Issuers. The Fund will not purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years if more than 5% of the value of the Fund's total assets would be so committed.

         THE LIMITATIONS APPLICABLE TO THE GLOBAL BOND FUND ARE:

         1. Borrowing Money. The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities. This investment limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings of the Fund and reverse repurchase commitments of the Fund pursuant to such transactions. The Fund will not pledge, mortgage or hypothecate its assets (collateral arrangements with respect to writing options and initial margin on futures contracts are not deemed to be a pledge, mortgage or hypothecation of assets for purposes of this investment limitation) except in connection with borrowings described in this investment limitation.

         2. Underwriting. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         3. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

         4. Real Estate. The Fund will not purchase, hold or deal in real estate, including real estate limited partnerships.

         5. Commodities. The Fund will not purchase, hold or deal in commodities or commodities futures contracts.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities if the borrower agrees to maintain collateral marked to market daily in an amount at least equal to the market value of the loaned securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper, corporate notes or similar marketable evidences of indebtedness which are part of an issue for the public.

         7. Investing for Control. The Fund will not invest in companies for the purpose of exercising control or management.

         8. Other Investment Companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company and will not invest more than 10% of its total assets in securities of other investment companies.

         9. Margin Purchases. The Fund will not purchase any securities or evidences of interest thereon on "margin," except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales or redemption of securities.

         10. Common Stocks. The Fund will not invest in common stocks.

         11. Options. The Fund will not purchase or sell puts, calls, options, futures or straddles except as described in its Prospectus and this Statement of Additional Information.

         12. Short Sales. The Fund will not sell any securities short.

         13. When-Issued Purchases. The Fund will not make any commitment to purchase securities on a when-issued or to-be- announced basis if more than 25% of the Fund's net assets would be so committed.

         14. Concentration. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or repurchase agreements with respect thereto.

         15. Mineral Leases. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

         16. Senior Securities. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security. This limitation is not applicable to arrangements with respect to transactions involving forward foreign currency exchange contracts, options, futures contracts and other similar permitted investments and techniques.

         17. Unseasoned Issuers. The Fund will not purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years if more than 5% of the value of the Fund's total assets would be so committed.

         THE   LIMITATIONS   APPLICABLE   TO  THE  MONEY  MARKET  FUND  AND  THE
INTERMEDIATE BOND FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. Each Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

         2. Underwriting. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         3. Real Estate. Each Fund will not purchase, hold or deal in real estate.

         4. Concentration. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

         5. Commodities. Each Fund will not purchase, hold or deal in commodities and will not invest in oil, gas or other mineral explorative or development programs.

         6. Loans. Each Fund will not make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with a Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

         7. Options. Each Fund will not engage in the purchase or sale of put or call options.

         8. Senior Securities. Each Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Funds may engage in may be deemed to be an issuance of a senior security.

         THE FOLLOWING INVESTMENT LIMITATIONS OF THE MONEY MARKET FUND AND THE INTERMEDIATE BOND FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         1. Illiquid Investments. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Intermediate Bond Fund's net assets or 10% of the value of the Money Market Fund's net assets would be invested in such securities.

         2. Other Investment Companies. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

         3. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

         4. Short Sales. Each Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         The Money Market Fund has adopted the following additional investment limitation, which may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

         With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

         The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Institutional Government Income Fund does not intend to invest in obligations issued by territories and possessions of the United States, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto. The Short Term Government Income Fund and the Intermediate Term Government Income Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Although not a fundamental policy of the Adjustable Rate U.S. Government Securities Fund, portfolio investments and transactions of the Fund will be limited to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed as to allow the Fund to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Fund will so notify all Federal credit union shareholders.

TRUSTEES AND OFFICERS
---------------------

         The following is a list of the Trustees and executive officers of the Trust and their compensation from the Trust and their aggregate compensation from the Countrywide Investments complex of mutual funds (consisting of the Trust, Countrywide Tax-Free Trust and Countrywide Strategic Trust) for the fiscal year ended September 30, 1997. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each of the Trustees is also a Trustee of Countrywide Tax-Free Trust and Countrywide Strategic Trust.
                                                                     AGGREGATE
                                                                   COMPENSATION
                                                   COMPENSATION         FROM
                                     POSITION          FROM         COUNTRYWIDE
NAME                        AGE       HELD             TRUST            COMPLEX
----                        ---     --------        ------------      ---------
 Donald L. Bodgon, MD       67      Trustee               $ 1,583     $ 4,750
 John R. Delfino            64      Trustee                 1,333       4,000
+H. Jerome Lerner           59      Trustee                 3,333      10,000
*Robert H. Leshner          58      President/Trustee           0           0
*Angelo R. Mozilo           59      Chairman/Trustee            0           0
+Oscar P. Robertson         59      Trustee                 3,583      10,750
 John F. Seymour, Jr.       60      Trustee                 1,083       3,250
+Sebastiano Sterpa          68      Trustee                 1,583       4,750
 Robert G. Dorsey           40      Vice President              0           0
 John F. Splain             41      Secretary                   0           0
 Mark J. Seger              35      Treasurer                   0           0

  * Mr. Leshner and Mr. Mozilo, as officers and directors of Countrywide Investments, Inc., are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

  +     Member of Audit Committee.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

         DONALD L. BOGDON, M.D., 1505 Wilson Terrace, Glendale, California is a physician with Hematology Oncology Consultants and a Director of Verdugo VNA (a hospice facility). Until 1996 he was President of Western Hematology/Oncology and until 1993 he was Chairman of the Board of Glendale Memorial Hospital.

         JOHN R. DELFINO, 2029 Century Park East, Los Angeles, California is President of Concorde Capital Corporation (an investment firm). Until 1993 he was a director of Cypress Financial and Chairman of Rancho Santa Margarita, mortgage banking firms.

         H. JEROME LERNER, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc., a manufacturer of electronic connectors.

         ROBERT H. LESHNER, 312 Walnut Street, Cincinnati, Ohio is President and a director of Countrywide Investments, Inc. (the investment adviser and principal underwriter of the Trust) and Countrywide Financial Services, Inc.
(a financial services company and parent of Countrywide Investments, Inc. and Countrywide Fund Services, Inc.). He is Vice Chairman and a director of Countrywide Fund Services, Inc. (a registered transfer agent) and President and a Trustee of Countrywide Tax-Free Trust and Countrywide Strategic Trust, registered investment companies.

         ANGELO R. MOZILO, 4500 Park Granada Boulevard, Calabasas, California is Vice Chairman/Director and Executive Vice President of Countrywide Credit Industries, Inc. (a holding company). He is a director of Countrywide Home Loans, Inc. (a residential mortgage lender), CTC Foreclosure Services Corporation (a foreclosure trustee) and LandSafe, Inc. (the parent company of fifteen LandSafe entities which provide property appraisals, credit reporting services, title insurance and/or closing services for residential mortgages), each a subsidiary of Countrywide Credit Industries, Inc. He is Chairman and a director of Countrywide Financial Services, Inc., Countrywide Investments, Inc., Countrywide Fund Services, Inc., Countrywide Servicing Exchange (a loan servicing broker), Countrywide Capital Markets, Inc., (parent company of Countrywide Securities Corporation and Countrywide Servicing Exchange) and various LandSafe subsidiaries and is Chairman and Chief Executive Officer of Countrywide Securities Corporation (a registered broker-dealer), each a subsidiary of Countrywide Credit Industries, Inc. He is Chairman and a Trustee of Countrywide Tax-Free Trust and Countrywide Strategic Trust. He is also Vice Chairman of CWM Mortgage Holdings, Inc. (a publicly-held real estate investment trust).

         OSCAR P. ROBERTSON,  4293 Muhlhauser Road, Fairfield, Ohio is President
of  Orchem  Corp.,  a  chemical  specialties   distributor,   and  Orpack  Stone
Corporation, a corrugated box manufacturer.

         JOHN F. SEYMOUR, JR., 46-393 Blackhawk Drive, Indian Wells, California is Chief Executive Officer of the Southern California Housing Development Agency and a consultant for Orange Coast Title Co. (a title insurance company). He is also a director of

Irvine Apartment Communities (a real estate investment trust) and Inco Homes (a home builder).

         SEBASTIANO STERPA, 200 West Glenoaks Boulevard, Glendale, California is Chairman of Sterpa Realty, Inc. and Chairman and a director of the California Housing Finance Agency. He is also a director of Real Estate Business Services and a director of the SunAmerica Mutual Funds.

         ROBERT G. DORSEY, 312 Walnut Street, Cincinnati, Ohio is President and Treasurer of Countrywide Fund Services, Inc., First Vice President - Finance and Treasurer of Countrywide Financial Services, Inc. and Treasurer of Countrywide Investments, Inc. He is also Vice President of Countrywide Investment Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., The Dean Family of Funds and The New York State Opportunity Funds and Assistant Vice President of Williamsburg Investment Trust, Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds and Interactive Investments, all of which are registered investment companies.

         JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio is Secretary and General Counsel of Countrywide Investments, Inc. and Countrywide Financial Services, Inc. and Vice President, Secretary and General Counsel of Countrywide Fund Services, Inc. He is also Secretary of Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, and The Thermo Opportunity Fund, Inc. and Assistant Secretary of Schwartz Investment Trust, The Gannett Welsh & Kotler Funds, Interactive Investments, the New York State Opportunity Funds and the Dean Family of Funds.

         MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio is Chief Operating Officer of Countrywide Fund Services, Inc. He is also Treasurer of Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., the New York State Opportunity Funds and the Dean Family of Funds and Assistant Treasurer of Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds and Interactive Investments.

         Each Trustee, except for Messrs. Leshner and Mozilo, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fee is split equally among the Trust, Countrywide Tax-Free Trust and Countrywide Strategic Trust.

THE INVESTMENT ADVISER AND UNDERWRITER
---------------------------------------
         Countrywide Investments, Inc. (the "Adviser"), formerly Midwest Group Financial Services, Inc., is the Funds' investment manager. The Adviser is a subsidiary of Countrywide Financial Services, Inc., which is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Messrs. Mozilo and Leshner are deemed to be affiliates of the Adviser by reason of their position as Chairman and President, respectively, of the Adviser. Messrs. Mozilo and Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser.

         Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser is responsible for the management of the Funds' investments. The Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Money Market Fund and the Intermediate Bond Fund each pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .5% of its average daily net assets up to $50,000,000, .45% of such assets from $50,000,000 to $150,000,000, .4% of such assets from $150,000,000 to $250,000,000 and .375%
of such assets in excess of $250,000,000. The Institutional Government Income Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .2% of its average daily net assets. The Global Bond Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .7% of its average daily net assets up to $100,000,000 and .6% of such assets in excess of $100,000,000. The total fees paid by a Fund during the first and second halves of each fiscal year of the Trust may not exceed the semiannual total of the daily fee accruals requested by the Adviser during the applicable six month period.

         For the fiscal years ended September 30, 1997, 1996 and 1995, the Short Term Government Income Fund paid advisory fees of $476,697, $419,926 and $407,097, respectively. For the fiscal years ended September 30, 1997, 1996 and 1995, the Intermediate Term Government Income Fund paid advisory fees of
$274,084,  $289,680  and  $294,316,  respectively.  For the fiscal  years  ended
September 30, 1997, 1996 and 1995, the Institutional Government Income Fund accrued advisory fees of $100,101, $70,752 and $86,367, respectively; however, the Adviser voluntarily waived $22,972, $32,783 and $8,500 of such fees for the fiscal years ended September 30, 1997, 1996 and 1995, respectively, in order to reduce the operating expenses of the Fund. For the fiscal years ended September 30, 1997, 1996 and 1995, the Adjustable Rate U.S. Government Securities Fund accrued advisory fees of $79,473, $79,927 and $112,333, respectively; however, the Adviser voluntarily waived all of its fees for the fiscal years ended September 30, 1997 and September 30, 1996 and voluntarily waived $103,298 of its fees for the fiscal year ended September 30, 1995 in order to reduce the operating expenses of the Fund. For the fiscal years ended September 30, 1997, 1996 and 1995, the Global Bond Fund accrued advisory fees of $116,997, $137,065 and $41,518, respectively; however, the Adviser voluntarily waived $16,782 of its fees and reimbursed $20,811 of Class A expenses for the fiscal year ended September 30, 1997, voluntarily waived $6,473 of its fees and reimbursed the Fund for $16,631 of Class A expenses for the fiscal year ended September 30, 1996, and voluntarily waived its entire advisory fee and reimbursed the Fund for $22,707 of common expenses and $6,493 of Class C expenses for the period ended September 30, 1995 in order to reduce the operating expenses of the Fund.

         Prior to August 29, 1997, the investment adviser of the Predecessor Money Market Fund and the Predecessor Intermediate Bond Fund was Trans Financial Bank, N.A. (the "Predecessor Adviser"). For the fiscal periods ended August 31, 1997 and 1996, the Predecessor Money Market Fund accrued advisory fees of $188,896 and $99,711, respectively; however, the Predecessor Adviser voluntarily waived $130,362 of such fees during the fiscal year ended August 31, 1997 and voluntarily waived its entire advisory fee and reimbursed the Predecessor Fund for $68,443 of expenses during the fiscal period ended August 31, 1996. For the fiscal periods ended August 31, 1997 and 1996, the Predecessor Intermediate Bond Fund accrued advisory fees of $60,906 and $38,478, respectively; however, the Predecessor Adviser waived its entire advisory fee and reimbursed the Predecessor Fund for $43,624 of expenses during the fiscal year ended August 31, 1997 and waived its entire advisory fee and reimbursed the Predecessor Fund for $91,826 of expenses during the fiscal period ended August 31, 1996.

         The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plans of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Adviser are paid by the Adviser.

         By their terms, the Funds' investment advisory agreements remain in force until February 28, 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

         The Adviser is also the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Adviser is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

         The Adviser currently allows concessions to dealers who sell shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund. The Adviser retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. For the fiscal year ended September 30, 1997, the aggregate commissions on sales of the Trust's shares were $46,520, of which the Adviser paid $39,361 to unaffiliated broker-dealers in the selling network, earned $3,918 as a broker-dealer in the selling network and retained $3,241 in underwriting commissions. For the fiscal year ended September 30, 1996, the aggregate commissions on sales of the Trust's shares were $72,287, of which the Adviser paid $63,235 to unaffiliated broker-dealers in the selling network, earned $3,313 as a broker-dealer in the selling network and retained $5,739 in underwriting commissions. For the fiscal year ended September 30, 1995, the aggregate commissions on sales of the Trust's shares were $141,293, of which the Adviser paid $130,182 to unaffiliated broker-dealers in the selling network, earned $5,053 as a broker-dealer in the selling network and retained $6,058 in underwriting commissions.

         The Adviser retains the contingent deferred sales load on redemptions of shares of the Global Bond Fund which are subject to a contingent deferred sales load. For the fiscal years ended September 30, 1997 and 1996, the Adviser retained $1,340 and $5,973, respectively, of contingent deferred sales loads on redemptions of Class C shares of the Global Bond Fund.

         The Funds may compensate dealers, including the Adviser and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans below."

         ROGGE GLOBAL PARTNERS PLC. Rogge Global Partners plc ("Rogge") has been retained by the Adviser to serve as the discretionary portfolio adviser of the Global Bond Fund. Rogge selects the portfolio securities for investment by the Fund, purchases and sells securities of the Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Adviser. Rogge receives a fee equal to the annual rate of .35% of the Fund's average daily net assets up to and including
$100,000,000 and .3% of such assets in excess of $100,000,000. The services provided by Rogge are paid for wholly by the Adviser. The compensation of any officer, director or employee of Rogge who is rendering services to the Fund is paid by Rogge. For the fiscal years ended September 30, 1997, 1996 and 1995, the Adviser paid to Rogge advisory fees of $50,107, $68,532 and $18,413, respectively.

DISTRIBUTION PLANS
------------------

         CLASS A PLAN -- As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but
not  limited  to,  the  printing  of  prospectuses,   statements  of  additional
information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Adviser. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of
 .35% of the average daily net assets of the Short Term  Government  Income Fund,
the  Intermediate   Term  Government  Income  Fund,  the  Adjustable  Rate  U.S.
Government Securities Fund, the Money Market Fund and the Intermediate Bond Fund and .35% of the average daily net assets of the Class A shares of the Global Bond Fund and .10% of the average daily net assets of the Institutional Government Income Fund. Unreimbursed expenses will not be carried over from year to year.

         For the fiscal year ended September 30, 1997, the aggregate distribution-related expenditures of the Short Term Government Income Fund ("STF"), the Intermediate Term Government Income Fund ("ITF"), the Institutional Government Income Fund ("IGF"), the Adjustable Rate U.S. Government Securities Fund ("ARM") and the Global Bond Fund ("GBF") under the Class A Plan were $127,253,

$85,546, $3,392, $12,507 and $2,894, respectively. Amounts were spent as follows:

                             STF         ITF         IGF         ARM       GBF
Printing and mailing
  of prospectuses and
  reports to prospective
  shareholders.........    $  5,253    $ 2,847     $3,392     $ 5,566     $2,894
Payments to broker-
  dealers and others
  for the sale or
  retention of assets...    122,000     81,072       --         6,941       --
Advertising and
  promotion.............     --          1,627       --           --        --

                           $127,253    $85,546     $3,392      $12,507    $2,894
                           ========    =======     ======      =======    ======

         CLASS C PLAN -- The Global Bond Fund has also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Fund. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

         For the fiscal year ended September 30, 1997, the aggregate distribution-related expenditures of the Global Bond Fund under the Class C Plan were $22,348, of which $20,811 was spent on payments to broker-dealers and $1,537 was spent on printing and mailing of prospectuses and reports to prospective shareholders.

         GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

         The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

         Angelo R. Mozilo and Robert H. Leshner, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
------------------------
         Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser (or Rogge, with respect to the Global Bond
Fund) and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser (or Rogge) seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser (or Rogge) generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Funds during the last three fiscal years.

         The Adviser (or Rogge, with respect to the Global Bond Fund) is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser (or Rogge) exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if it is determined in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's (or Rogge's) overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds, the Adviser and Rogge, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser (or Rogge) in servicing all of its accounts and not all such services may be used in connection with the Funds.

         The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust or the Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser nor affiliates of the Trust or the Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

         During the fiscal year ended September 30, 1997, the Funds entered into repurchase transactions with the following entities who may be deemed to be regular broker-dealers of the Trust as defined under the Investment Company Act of 1940: BT Alex. Brown Incorporated, Daiwa Securities America Inc., Dean Witter Reynolds Inc., Fuji Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Nesbitt-Burns Securities Inc., Prudential Securities Incorporated and Zions First National Bank Capital Markets.

CODE OF ETHICS. The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by the Funds in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------
         The Adviser intends to hold the portfolio securities of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

         The Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Adviser's (or Rogge's) evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Adviser (or Rogge), a favorable yield spread exists between specific issues or different market sectors.

         A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
-----------------------------------------------------
         The share price (net asset value) of the shares of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. The Global Bond Fund's net asset value may be materially affected on a day when the Trust is not open for business because trading in foreign exchanges may take place at times other than the times trading occurs on the New York Stock Exchange. In addition, foreign exchange trading may not take place on each day the Trust is open for business. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

         Pursuant to Rule 2a-7 promulgated under the Investment Company Act of 1940, the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Short Term Government Income Fund, the Institutional Government Income Fund or the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund.

         Pursuant to Rule 2a-7, the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible. The maturity of U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

         The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

         While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Short Term Government Income Fund, the Institutional Government Income Fund or the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

         Portfolio securities held by the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund or the Intermediate Bond Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. However, certain foreign fixed-income securities are valued at the last quoted sale price. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

         The value of non-dollar denominated portfolio instruments held by the Global Bond Fund will be determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund. To protect against such losses, the Fund may enter into forward foreign currency exchange contracts, which will also have the effect of limiting any such gains.

OTHER PURCHASE INFORMATION
---------------------------

         The Prospectus describes generally how to purchase shares of the Funds. Additional information with respect to certain types of purchases of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Intermediate Bond Fund and Class A shares of the Global Bond Fund is set forth below.

         RIGHT OF ACCUMULATION. A "purchaser" (as defined in the Prospectus) of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Intermediate Bond Fund and Class A shares of the Global Bond Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

         LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Intermediate Bond Fund and Class A shares of the Global Bond Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by the Adviser a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

         The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

         A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

         OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Intermediate Bond Fund and Class A shares of the Global Bond Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load," "Purchases at Net Asset Value" or "Exchange Privilege" sections in the Prospectus because such purchases require minimal sales effort by the Adviser. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----
         The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of September 30, 1997, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund, the Money Market Fund and the Intermediate Bond Fund had capital loss carryforwards for federal income tax purposes of $2,736,367, $21,764, $1,250,655, $13,469, $3,760 and
$8,636, respectively. In addition, the Intermediate Term Government Income Fund elected to defer until its September 30, 1998 tax year $165,218 of capital losses incurred after October 31, 1996. These capital loss carryforwards and "post-October" losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

         Investments by the Global Bond Fund in certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end gain or loss.

         Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts generally will be treated as ordinary income or loss.

         Certain hedging transactions undertaken by the Global Bond Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred, rather than being taken into account in calculating taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the

Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gains realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the elections available under the Internal Revenue Code of 1986, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains in any year, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.


         The Global Bond Fund may be subject to a tax on interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
-------------------
         Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

         Yield quotations on investments in the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows:
Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Short Term Government Income Fund's current and effective yields for the seven days ended September 30, 1997 were 4.66% and 4.77%, respectively. The Institutional Government Income Fund's current and effective yields for the seven days ended September 30, 1997 were 5.22% and 5.36%, respectively. The Money Market Fund's current and effective yields for the seven days ended September 30, 1997 were 5.01% and 5.14%, respectively.

         From time to time, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P (1 + T)n = ERV
Where:
P =          a hypothetical initial payment of $1,000
T =          average annual total return
n =          number of years
ERV=         ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment and the deduction of the current maximum contingent deferred sales load, at the times, in the amounts, and under the terms disclosed in the Prospectus. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund for the periods ended September 30, 1997 are as follows:

Intermediate Term Government Income Fund

1 Year                                                                 5.59%
5 Years                                                                4.79%
10 Years                                                               7.27%

Adjustable Rate U.S. Government Securities Fund

1 Year                                                                 4.21%
Since Inception (February 10, 1993)                                    4.49%

Global Bond Fund (Class A)

1 Year                                                                 0.21%
Since Inception (February 1, 1995)                                     5.55%

Global Bond Fund (Class C)

1 Year                                                                 3.68%
Since Inception (February 1, 1995)                                     6.46%

Intermediate Bond Fund

1 Year                                                                 7.84%
Since Inception (October 3, 1995)                                      6.01%

         The Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales load which, if included, would reduce total return. The total returns of the Intermediate Term Government Income Fund ("ITF"), the Adjustable Rate U.S. Government Securities Fund ("ARM") the Global Bond Fund ("GBF") and the Intermediate Bond Fund ("IBF") as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:
                                              GBF          GBF
                         ITF        ARM      Class A      Class C      IBF
Period Ended
September 30, 1988       8.77%
September 30, 1989       7.79%
September 30, 1990       5.31%
September 30, 1991      14.19%
September 30, 1992      13.27%
September 30, 1993      10.15%      2.90%(1)
September 30, 1994      -6.76%      2.09%
September 30, 1995      12.52%      5.33%      9.87%(2)     9.45%(2)
September 30, 1996       3.55%      6.32%      4.88%        4.10%       7.09%(3)
September 30, 1997       7.74%      6.34%      4.39%        3.68%      10.04%

(1) From date of initial  public  offering on February 10, 1993
(2) From date of initial  public  offering on  February  1, 1995
(3) From date of initial  public offering on October 3, 1995

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund (excluding sales loads) for the periods ended September 30, 1997 are as follows:

Intermediate Term Government Income Fund
1 Year                                                 7.74%
3 Years                                                7.87%
5 Years                                                5.21%
10 Years                                               7.49%
Since Inception (February 6, 1981)                     8.75%

Adjustable Rate U.S. Government Securities Fund
1 Year                                                  6.34%
3 Years                                                 5.99%
Since Inception (February 10, 1993)                     4.95%

Global Bond Fund (Class A)
1 Year                                                  4.39%
Since Inception (February 1, 1995)                      7.18%

Global Bond Fund (Class C)
1 Year                                                  3.68%
Since Inception (February 1, 1995)                      6.46%

Intermediate Bond Fund
1 Year                                                  10.04%
Since Inception (October 3, 1995)                        7.09%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                               Yield = 2[a-b/cd + 1)6 - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The yield of the Intermediate Term Government Income Fund for September 1997 was 5.41%. The yield of the Adjustable Rate U.S. Government Securities Fund for September 1997 was 5.52%. The yields of Class A and Class C shares of the Global Bond Fund for September 1997 were 4.68% and 4.26%, respectively. The yield of the Intermediate Bond Fund for September 1997 was 6.03%.

         The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A and Class C shares of the Global Bond Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

         IBC Financial Data Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Short Term Government Income Fund may compare performance rankings with money market funds appearing in the Taxable U.S. Treasury & Repo Funds category. The Institutional Government Income Fund may compare performance rankings with money market funds appearing in the Taxable Government-Only Institutional Funds category. The Money Market Fund may compare performance rankings with money market funds appearing in the First Tier Taxable category.

         Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Short Term Government Income Fund may provide comparative performance information appearing in the U.S. Government Money Market Funds category, the Intermediate Term Government Income Fund may provide comparative performance information appearing in the Intermediate U.S. Government Funds category, the Institutional Government Income Fund may provide comparative performance information appearing in the Institutional U.S. Government Money Market Funds category, the Adjustable Rate U.S. Government Securities Fund may provide comparative performance information appearing in the Adjustable Rate Mortgage Funds category, the Global Bond Fund pay provide comparative performance information appearing in the Global Income Funds category, the Money Market Fund may provide comparative performance information appearing in the Money Market Funds category and the Intermediate Bond Fund may provide comparative performance information appearing in the Intermediate Investment Grade Debt Funds category.

         In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

         As of December 5, 1997, Amivest Corporation, P.O. Box 370 Cooper Station, New York, New York owned of record 22.65% of the outstanding shares of the Intermediate Term Government Income Fund and 51.0% of the outstanding shares of the Adjustable Rate U.S. Government Securities Fund. Amivest Corporation may be deemed to control the Adjustable Rate U.S. Government Securities Fund by virtue of the fact that it owns of record more than 25% of the Fund's shares. As of December 5, 1997, Trans Financial Bank, N.A. P.O. Box 90001, Bowling Green, Kentucky owned of record 86.54% of the outstanding shares of the Money Market Fund and 98.42% of the outstanding shares of the Intermediate Bond Fund. Trans Financial Bank may be deemed to control the Money Market Fund and the Intermediate Bond Fund by virtue of the fact that it owns of record more than 25% of each Fund's shares. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of a Fund generally would be able to cast the deciding vote.

     On December 5, 1997, Star Bank, N.A., 425 Walnut Street Mail Location 6120, Cincinnati, Ohio owned of record 12.15% of the outstanding shares of the Institutional Government Income Fund; The Fechheimer Brothers Company, 4545 Malsbary Road, Cincinnati, Ohio owned of record 6.13% of the outstanding shares of the Institutional Government Income Fund; Scudder Trust Company FBO Countrywide Credit Industries Tax Deferred Savings and Supplemental Investment Plan, 5375 Mira Sorrento, San Diego, California owned of record 14.23% of the outstanding shares of the Institutional Government Income Fund; Genova Investments Corp. c/o IMCC, 1201 Brickell Avenue, Miami, Florida owned of record 10.18% of the outstanding Class A shares of the Global Bond Fund; Bear, Stearns Securities Corp., One Metrotech Center

North, Brooklyn, New York owned of record 13.00% of the outstanding Class A shares of the Global Bond Fund; PaineWebber FBO Tempel Steel Employee Pension Trust, 5215 Old Orchard Road, Skokie, Illinois owned of record 22.04% of the outstanding Class A shares of the Global Bond Fund; Gooss & Co., c/o Chase Manhattan Bank, 1211 Sixth Avenue, New York, New York owned of record 12.14% of the outstanding Class C shares of the Global Bond Fund; PaineWebber FBO The American Dietetic Association, 216 W. Jackson Boulevard, Chicago, Illinois owned of record 8.23% of the outstanding Class C shares of the Global Bond Fund; PaineWebber FBO The Florence & Co. Trust Account #2 Timothy Sheffield, Charles J., P.O. Box 2429, Vancouver, Washington owned of record 10.65% of the outstanding Class C shares of the Global Bond Fund; and National Financial Services Corp. For the Exclusive Benefit of Its Customers, P.O. Box 3752 Church Street Station, New York, New York owned of record 8.39% of the outstanding shares of the Money Market Fund.

         As of December 5, 1997, the Trustees and officers of the Trust as a group owned of record and beneficially 1.47% of the outstanding Class A shares of the Global Bond Fund and less than 1% of the outstanding shares of the Trust and of each other Fund.

CUSTODIAN
---------
         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for the investments of the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Money Market Fund and the Intermediate Bond Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of
 .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

         The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, has been retained to act as Custodian for the Global Bond Fund's investments. The Northern Trust Company acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------
         The firm of Arthur Andersen LLP has been selected as independent auditors for the Trust for the fiscal year ending September 30, 1998. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.

TRANSFER AGENT
---------------
         The Trust's transfer agent, Countrywide Fund Services, Inc. ("CFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS is an affiliate of the Adviser by reason of common ownership. CFS receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund and $21 per account from each of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund and the Intermediate Bond Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         CFS also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable CFS to perform its duties, the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Money Market Fund and the
Intermediate Bond Fund each pay CFS a fee in accordance with the following schedule:

             Asset Size of Fund                    Monthly Fee
             ------------------                    -----------
         $          0 - $ 50,000,000                 $2,000
         $500,000,000 - $100,000,000                 $2,500
         $100,000,000 - $200,000,000                 $3,000
         $200,000,000 - $300,000,000                 $3,500
                   Over $300,000,000                 $4,500*

The Adjustable Rate U.S. Government Securities Fund pays CFS a fee in accordance with the following schedule:

             Asset Size of Fund                      Monthly Fee

         $          0 - $ 50,000,000                   $2,500
         $ 50,000,000 - $100,000,000                   $3,000
         $100,000,000 - $200,000,000                   $3,500
         $200,000,000 - $300,000,000                   $4,000
                   Over $300,000,000                   $5,000*

The Global Bond Fund pays CFS a fee in accordance with the following schedule:

             Asset Size of Fund                     Monthly Fee

         $          0 - $ 50,000,000                  $4,000
         $ 50,000,000 - $100,000,000                  $4,500
         $100,000,000 - $200,000,000                  $5,000
         $200,000,000 - $300,000,000                  $5,500
                 Over   $300,000,000                  $6,500*

*        Subject to an additional fee of .001% of average daily net assets.

In addition, each Fund pays all costs of external pricing services.

         CFS is  retained  by the  Adviser  to assist the  Adviser in  providing administrative services to the Funds. In this capacity, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. CFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, CFS receives a fee from the Adviser. The Adviser is solely responsible for the payment of these administrative fees to CFS, and CFS has agreed to seek payment of such fees solely from the Adviser.

ANNUAL REPORT
-------------
         The Funds' financial statements as of September 30, 1997 appear in the Trust's annual report which is attached to this Statement of Additional Information.

                                  ANNUAL REPORT

                               SEPTEMBER 30, 1997


                              SHORT TERM GOVERNMENT
                                   INCOME FUND


                            INSTITUTIONAL GOVERNMENT
                                   INCOME FUND


                                  MONEY MARKET
                                      FUND


                                  INTERMEDIATE
                                    BOND FUND


                                INTERMEDIATE TERM
                                   GOVERNMENT
                                   INCOME FUND


                                 ADJUSTABLE RATE
                                 U.S. GOVERNMENT
                                 SECURITIES FUND


                                     GLOBAL
                                    BOND FUND

INTERMEDIATE BOND FUND
MANAGEMENT DISCUSSION AND ANALYSIS
===============================================================================
The Intermediate Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. For the twelve months ended September 30, 1997, the Fund's total return (excluding the impact of applicable sales loads) was 10.04%, as compared to 8.19% for the Lehman Brothers Intermediate Government/Corporate Index.

The fixed-income market during the twelve months ended September 30, 1997 was characterized by uncertainty. The yield on the benchmark 30-year Treasury bond vacillated in a broad, but well-defined, range between 6.35% and 7.20%. The Fund's strategy of purchasing higher coupon, callable corporate bonds was well-suited for the volatile, but essentially range-bound, interest rate environment. Performance was further enhanced by a slightly longer-than-average duration.

The Fund remains well-diversified with approximately 40% of assets invested in securities issued by government agencies, and approximately 60% of assets invested among 36 different corporate issuers across a wide variety of industries. We will continue to focus primarily on higher yielding investment-grade corporate bonds with an overriding emphasis on the income component of total return. The recent increase in market volatility has created investment opportunities among the various spread sectors. We will work to take advantage of the change in relative values by selling those sectors that have performed well and buying those which have lagged. The Fund's duration will be maintained in the four year range.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND FUND* AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT
/CORPORATE INDEX:                              INTERMEDIATE BOND FUND:
                 MONTHLY                              MONTHLY
DATE             RETURN     BALANCE          DATE      RETURN        BALANCE
  10/03/95                  10,000          10/03/95                  9,800
  10/31/95       1.11%      10,111          10/31/95    0.51%         9,850
  11/30/95       1.31%      10,243          11/30/95    1.07%         9,955
  12/31/95       1.05%      10,351          12/31/95    0.83%        10,038
  01/31/96       0.86%      10,440          01/31/96    0.93%        10,131
  02/29/96      -1.17%      10,318          02/29/96   -0.95%        10,035
  03/31/96      -0.51%      10,265          03/31/96   -0.24%        10,011
  04/30/96      -0.35%      10,229          04/30/96   -0.48%         9,963
  05/31/96      -0.08%      10,221          05/31/96    0.16%         9,979
  06/30/96       1.06%      10,329          06/30/96    1.20%        10,099
  07/31/96       0.30%      10,360          07/31/96    0.23%        10,122
  08/31/96       0.08%      10,369          08/31/96   -0.05%        10,117
  09/30/96       1.39%      10,513          09/30/96    0.90%        10,208
  10/31/96       1.77%      10,699          10/31/96    1.96%        10,408
  11/30/96       1.32%      10,840          11/30/96    1.53%        10,567
  12/31/96      -0.64%      10,771          12/31/96   -0.57%        10,507
  01/31/97       0.39%      10,813          01/31/97    0.25%        10,533
  02/28/97       0.19%      10,833          02/28/97    0.17%        10,551
  03/31/97      -0.69%      10,759          03/31/97   -0.92%        10,454
  04/30/97       1.18%      10,886          04/30/97    1.66%        10,628
  05/31/97       0.83%      10,976          05/31/97    0.84%        10,717
  06/30/97       0.91%      11,076          06/30/97    1.42%        10,869
  07/31/97       2.03%      11,301          07/31/97    2.94%        11,189
  08/31/97      -0.50%      11,244          08/31/97   -1.01%        11,076
  09/30/97       1.16%      11,375          09/30/97    1.41%        11,233

Past performance is not predictive of future performance.

*Fund inception was October 3, 1995.

Intermediate Bond Fund
Average Annual Total Returns

1 Year       Since Inception
7.84%        6.01%

INTERMEDIATE TERM GOVERNMENT INCOME FUND
MANAGEMENT DISCUSSION AND ANALYSIS
===============================================================================
The recurring theme in fiscal 1997 was strong economic growth, tight labor markets, high consumer confidence and almost no inflation. The market's focus, however, shifted several times from strong economic growth to the distinct lack of inflation, and back again. The continuing shift in focus resulted in a fair amount of volatility within a relatively well-defined trading range. Ultimately, the focus on a favorable inflation outlook won the battle with intermediate and long-term bond yields declining in excess of 0.40% over the course of the fiscal year. For the fiscal year ended September 30, 1997, the Fund's total return (excluding the impact of applicable sales loads) was 7.74%, as compared to 7.83% for the Lehman Brothers Intermediate Government Bond Index.

During the first quarter of the fiscal year, the financial markets turned in exceptional performances with equities reaching new highs and bond yields declining roughly 0.50%. In early December, Federal Reserve Board Chairman Alan Greenspan warned investors about their "irrational exuberance" regarding asset valuations. The Chairman's unusually candid remarks rattled the markets through year-end and set the stage for a rate hike in March 1997. The Federal Reserve Board ultimately raised the fed funds rate to 5.50%, a 0.25% increase, as bond prices reached their lows of the year. The defensive positioning of the Fund allowed it to outperform its peer group average during this period.

The second half of the fiscal year saw long-term bond yields decline over 0.70% from 7.15% to around 6.40% as investors began taking stock in the "new era" of economics, where strong growth and tight labor markets are not necessarily accompanied by inflation. Aided by gains in productivity and an increasingly global economy, prices at the wholesale level remained basically flat while retail prices were up just over 2.0%. The attractive inflation numbers made the "new era" theory even more compelling. Bonds rallied strongly with most of the performance in the fixed-income markets coming from the longer maturities. The Fund's duration remained in a neutral to slightly defensive position for the balance of the fiscal year resulting in a slight underperformance relative to its peer group.

With long-term bond yields trading at the low-end of the recent trading range, and nearly at a two year low, we will remain neutrally positioned in the Fund. Economic growth remains strong while consumer confidence is high, and most economists are looking for growth to continue in the 3.0% range for the next several quarters. The Federal Reserve Board continues to maintain its bias toward tighter monetary policy, even with the deteriorating conditions in the Asian financial markets. With this in mind we will remain cautious, sacrificing some upside potential so that we may better protect principal.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE TERM GOVERNMENT INCOME FUND AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

LEHMAN BROTHERS INTERMEDIATE GOVT BOND INDEX:    INTERMED TERM GOVT INCOME FUND:

               QTRLY                                        QTRLY
 DATE          RETURN       BALANCE                 DATE    RETURN     BALANCE
 09/30/86                   10,000               09/30/87                9,800
 12/31/87        4.60%      10,460               12/31/87    3.91%      10,183
 03/31/88        3.13%      10,787               03/31/88    2.50%      10,438
 06/30/88        0.97%      10,892               06/30/88    0.47%      10,487
 09/30/88        1.56%      11,062               09/30/88    1.64%      10,660
 12/31/88        0.60%      11,128               12/31/88    0.27%      10,688
 03/31/89        1.04%      11,244               03/31/89    1.04%      10,800
 06/30/89        6.64%      11,991               06/30/89    5.40%      11,383
 09/30/89        1.13%      12,126               09/30/89    0.93%      11,490
 12/31/89        3.41%      12,540               12/31/89    2.88%      11,821
 03/31/90       -0.14%      12,522               03/31/90   -1.32%      11,665
 06/30/90        3.14%      12,915               06/30/90    2.77%      11,989
 09/30/90        1.94%      13,166               09/30/90    0.93%      12,100
 12/31/90        4.34%      13,737               12/31/90    4.51%      12,646
 03/31/91        2.20%      14,039               03/31/91    1.93%      12,890
 06/30/91        1.69%      14,277               06/30/91    1.25%      13,051
 09/30/91        4.75%      14,955               09/30/91    5.87%      13,817
 12/31/91        4.82%      15,676               12/31/91    5.33%      14,554
 03/31/92       -1.05%      15,511               03/31/92   -2.24%      14,228
 06/30/92        3.88%      16,113               06/30/92    4.25%      14,833
 09/30/92        4.38%      16,819               09/30/92    5.51%      15,651
 12/31/92       -0.34%      16,762               12/31/92   -0.87%      15,514
 03/31/93        3.74%      17,388               03/31/93    5.09%      16,304
 06/30/93        1.96%      17,729               06/30/93    2.76%      16,753
 09/30/93        2.11%      18,103               09/30/93    2.90%      17,240
 12/31/93        0.15%      18,130               12/31/93   -0.71%      17,117
 03/31/94       -1.85%      17,795               03/31/94   -4.07%      16,421
 06/30/94       -0.56%      17,695               06/30/94   -1.88%      16,113
 09/30/94        0.77%      17,832               09/30/94   -0.24%      16,074
 12/31/94       -0.10%      17,814               12/31/94   -0.23%      16,038
 03/31/95        4.16%      18,555               03/31/95    5.14%      16,862
 06/30/95        4.67%      19,421               06/30/95    5.95%      17,866
 09/30/95        1.55%      19,722               09/30/95    1.24%      18,087
 12/31/95        3.34%      20,381               12/31/95    3.63%      18,742
 03/31/96       -0.68%      20,243               03/31/96   -2.02%      18,363
 06/30/96        0.67%      20,378               06/30/96    0.11%      18,383
 09/30/96        1.72%      20,729               09/30/96    1.87%      18,728
 12/31/96        2.31%      21,207               12/31/96    2.60%      19,216
 03/31/97       -0.02%      21,203               03/31/97   -0.56%      19,107
 06/30/97        2.79%      21,795               06/30/97    2.84%      19,649
 09/30/97        2.56%      22,353               09/30/97    2.69%      20,178

Past performance is not predictive of future performance.

Intermediate Term Government Income Fund
Average Annual Total Returns

1 Year           5 Years           10 Years
5.59%             4.79%             7.27%

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
MANAGEMENT DISCUSSION AND ANALYSIS
===============================================================================
The fiscal year ending September 30, 1997 can be roughly divided in half with the first six months witnessing a general rise in rates and the last six months an impressive decline in rates. However, the road in between was not a smooth one as the fixed-income markets wrestled with the unusual combination of strong economic growth, tight labor markets and amazingly low levels of inflation. For the fiscal year, the Fund's total return (excluding the impact of applicable sales loads) was 6.34%, as compared to 8.03% for the Lehman Brothers Adjustable Rate Mortgage (ARM) Index.

The brief slowdown during the third quarter of 1996 gave the bond market momentum through the first quarter of the Fund's fiscal year as long-term bond yields declined from 6.85% to around 6.40%. However, the rally was short-lived as Federal Reserve Board Chairman Alan Greenspan chided investors about their "irrational exuberance", paving the way for tighter monetary policy and a rout in bonds. The Federal Reserve Board raised the federal funds rate on March 25 to 5.50%, a 0.25% increase, sending the yield on the benchmark 30-year Treasury bond to almost 7.20% by the middle of the fiscal year.

While the economy continued at a phenomenal pace, averaging 4.6% growth in the first half of the fiscal year, inflation remained noticeably absent. Investors' attention turned to the unlikely combination of above-trend economic growth and extremely low inflation, dubbing it the "new era", one in which the economy can grow at a rate in excess of the Federal Reserve Board's desired level of 2.0% to 2.5% without causing a ripple on the inflation front. As belief in this paradox gained momentum, intermediate and long-term bond yields began tumbling. While short-term yields did move lower, they did not participate in the rally to the same degree. The short end of the Treasury curve was held back by an uncertain Federal Reserve with a bias toward tighter monetary policy (i.e. higher short-term interest rates).

The Fund's performance lagged its peers primarily as a result of the very specific investment guidelines of the Fund. With the Fund's primary objective being high income and low share price volatility, it is necessary for the Fund to purchase those ARM securities with low durations which, by their very nature, tend to outperform in a down market and underperform in an up market. As interest rates declined during the year, the Fund's return lagged that of its peer group average. The Fund's share price volatility, however, was less than that of its peers.

Going forward, we will continue to pursue low duration, low volatility ARM securities, focusing on the seasoned, 1-year CMT product which has performed so well. With spreads on this sector near their all-time tightest levels, a flatter yield curve (which has a tendency to boost prepayment speeds on ARM securities) and Treasury market volatility on the rise, we will continue to be very selective about the bonds we purchase.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND* AND THE LEHMAN BROTHERS ARM INDEX

LEHMAN BROTHERS ARM INDEX:                 ADJUSTABLE RATE U.S. GOVT SEC FUND:

            QTRLY                                      QTRLY
 DATE       RETURN    BALANCE              DATE        RETURN    BALANCE
 02/28/93             10,000               02/28/93                9,800
 03/31/93   0.45%     10,045               03/31/93     0.63%      9,862
 06/30/93   1.90%     10,236               06/30/93     1.19%      9,980
 09/30/93   1.06%     10,345               09/30/93     1.04%     10,084
 12/31/93   0.52%     10,398               12/31/93     0.95%     10,180
 03/31/94  -0.44%     10,353               03/31/94     0.62%     10,242
 06/30/94  -0.39%     10,312               06/30/94     0.32%     10,276
 09/30/94   0.69%     10,383               09/30/94     0.19%     10,295
 12/31/94   0.15%     10,399               12/31/94    -0.63%     10,230
 03/31/95   4.20%     10,836               03/31/95     2.48%     10,484
 06/30/95   3.12%     11,174               06/30/95     2.01%     10,695
 09/30/95   1.69%     11,363               09/30/95     1.39%     10,844
 12/31/95   2.25%     11,618               12/31/95     1.73%     11,032
 03/31/96   1.10%     11,746               03/31/96     1.67%     11,216
 06/30/96   1.13%     11,879               06/30/96     1.24%     11,355
 09/30/96   1.87%     12,102               09/30/96     1.53%     11,529
 12/31/96   2.44%     12,397               12/31/96     1.69%     11,724
 03/31/97   1.34%     12,563               03/31/97     1.23%     11,868
 06/30/97   2.07%     12,824               06/30/97     1.95%     12,099
 09/30/97   1.95%     13,074               09/30/97     1.32%     12,259

Past performance is not predictive of future performance.

*Fund inception was February 10, 1993.

Adjustable Rate U.S. Government Securities Fund
Average Annual Total Returns

1 Year     Since Inception
4.21%      4.49%

GLOBAL BOND FUND
MANAGEMENT DISCUSSION AND ANALYSIS
===============================================================================
The Global Bond Fund seeks high total return, through both income and capital appreciation. The Fund invests primarily in high-grade domestic and foreign fixed-income securities geographically concentrated in Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States. The Fund may also invest up to ten percent of its total assets in global bonds issued in emerging markets. For the fiscal year ended September 30 1997, the Fund's total returns (excluding the impact of applicable sales loads) were 4.39% and 3.68% for Class A shares and Class C shares, respectively. The Salomon Brothers World Government Bond Index returned 2.41% during this same period.

Management of the Fund uses an active country/currency allocation in liquid markets, based on a process of relative value analysis across countries. Focus is placed on financially healthy countries which management believes have the potential to produce the highest bond and currency returns on a relative basis. Careful analysis is made of each country's savings rate, monetary growth, monetary authorities, fiscal policy and political climate. Optimal country weightings are then assigned based upon twelve month expectations for interest and exchange rates. The Fund also utilized various hedging techniques to reduce short-term volatility resulting from currency exchange rate fluctuations.

During the past fiscal year, both country and currency selection have contributed significantly allowing the Fund to outperform the Salomon Brothers World Government Bond Index. Overweighted positions in the Dollar Bloc countries, particularly Canada and the United States, performed well while an underweighted allocation to core European markets was helpful as the dollar continued to strengthen. An overweighted position in the United Kingdom, the best performing market over the period, also added value. The Fund maintained a long duration position throughout most of the period with the value added during the first and fourth quarters of the fiscal year more than making up for the negative impact of rising interest rates during the second quarter.

Looking forward, management continues to see opportunity in the global bond markets. Inflation rates should remain low as stable money growth throughout most countries removes the direct cause of inflation. In addition, tight fiscal policies remain in place around the globe. In Europe, European Monetary Unit countries have reduced their budget deficits in order to meet convergence criteria. Meanwhile, the Dollar Bloc countries have made large strides toward getting their fiscal houses in order. Japan remains the exception as fiscal policy is likely to take a more expansionary turn in order to stimulate sluggish domestic demand.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL BOND FUND* AND THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX

SALOMON BROTHERS WORLD                           GLOBAL BOND FUND - CLASS A:
 GOVERNMENT BOND INDEX:

              MONTHLY                                    MONTHLY
DATE           RETURN     BALANCE                DATE     RETURN      BALANCE
02/01/95                  10,000              02/01/95                9,600
02/28/95       2.56%      10,256              02/28/95    2.00%       9,792
03/31/95       5.94%      10,865              03/31/95    6.47%      10,426
04/30/95       1.85%      11,066              04/30/95    1.30%      10,562
05/31/95       2.81%      11,377              05/31/95    1.93%      10,765
06/30/95       0.59%      11,444              06/30/95   -0.09%      10,756
07/31/95       0.24%      11,472              07/31/95    0.00%      10,756
08/31/95      -3.44%      11,077              08/31/95   -3.41%      10,389
09/30/95       2.23%      11,324              09/30/95    1.53%      10,547
10/31/95       0.75%      11,409              10/31/95    0.94%      10,647
11/30/95       1.13%      11,538              11/30/95    1.12%      10,766
12/31/95       1.05%      11,658              12/31/95    1.91%      10,972
01/31/96      -1.24%      11,514              01/31/96   -0.73%      10,891
02/29/96      -0.51%      11,456              02/29/96   -1.66%      10,711
03/31/96      -0.14%      11,440              03/31/96   -1.03%      10,600
04/30/96      -0.40%      11,394              04/30/96    0.95%      10,701
05/31/96       0.02%      11,397              05/31/96   -0.47%      10,651
06/30/96       0.79%      11,486              06/30/96    0.66%      10,721
07/31/96       1.92%      11,706              07/31/96    1.96%      10,931
08/31/96       0.39%      11,752              08/31/96    0.09%      10,941
09/30/96       0.41%      11,800              09/30/96    1.10%      11,062
10/31/96       1.87%      12,020              10/31/96    2.45%      11,333
11/30/96       1.32%      12,179              11/30/96    1.86%      11,543
12/31/96      -0.81%      12,080              12/31/96   -1.50%      11,370
01/31/97      -2.67%      11,757              01/31/97   -3.12%      11,015
02/28/97      -0.75%      11,669              02/28/97    0.47%      11,067
03/31/97      -0.76%      11,581              03/31/97   -1.79%      10,868
04/30/97      -0.88%      11,479              04/30/97   -1.25%      10,733
05/31/97       2.72%      11,791              05/31/97    3.31%      11,088
06/30/97       1.19%      11,932              06/30/97    1.51%      11,255
07/31/97      -0.78%      11,839              07/31/97    0.19%      11,276
08/31/97      -0.06%      11,832              08/31/97   -1.67%      11,088
09/30/97       2.13%      12,084              09/30/97    4.14%      11,547

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares and Class C shares each commenced on February 1, 1995.

Global Bond Fund
Average Annual Total Returns
           1 Year     Since Inception
Class A    0.21%      5.55%
Class C    3.68%      6.46%

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997
===================================================================================================================================
                                                                              SHORT TERM        INSTITUTIONAL                 MONEY
                                                                              GOVERNMENT           GOVERNMENT                MARKET
                                                                             INCOME FUND          INCOME FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ............................................         $ 26,227,695         $ 23,353,663          $ 56,995,313
                                                                            ============         ============          ============
   At amortized cost ..............................................         $ 26,082,367         $ 23,402,545          $ 56,767,986
                                                                            ============         ============          ============
   At value (Note 2) ..............................................         $ 26,082,367         $ 23,402,545          $ 56,767,986
Investments in repurchase agreements (Note 2) .....................           70,161,000           37,591,000            16,273,000
Cash ..............................................................                  964                  653                   323
Interest receivable ...............................................              636,527              292,721             1,169,883
Organization costs, net (Note 2) ..................................                 --                   --                  19,054
                                                                            ------------         ------------          ------------
   TOTAL ASSETS ...................................................           96,880,858           61,286,919            74,230,246
                                                                            ------------         ------------          ------------

LIABILITIES
Dividends payable .................................................                5,135               13,760               330,872
Payable to affiliates (Note 4) ....................................               67,472               18,122                46,484
Other accrued expenses and liabilities ............................               11,569                7,151                31,891
                                                                            ------------         ------------          ------------

   TOTAL LIABILITIES ..............................................               84,176               39,033               409,247
                                                                            ------------         ------------          ------------

NET ASSETS ........................................................         $ 96,796,682         $ 61,247,886          $ 73,820,999
                                                                            ============         ============          ============

Net assets consist of:
Paid-in capital ...................................................         $ 96,796,682         $ 61,269,650          $ 73,824,759
Accumulated net realized losses from
   security transactions ..........................................                 --                (21,764)               (3,760)
                                                                            ------------         ------------          ------------

Net assets ........................................................         $ 96,796,682         $ 61,247,886          $ 73,820,999
                                                                            ============         ============          ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)
   (Note 5) .......................................................           96,796,682           61,269,650            73,824,759
                                                                            ============         ============          ============

Net asset value, offering price and redemption price
   per share (Note 2) .............................................         $       1.00         $       1.00          $       1.00
                                                                            ============         ============          ============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997
===================================================================================================================================
                                                                                                                         ADJUSTABLE
                                                                                                  INTERMEDIATE            RATE U.S.
                                                                             INTERMEDIATE                 TERM           GOVERNMENT
                                                                                     BOND           GOVERNMENT           SECURITIES
                                                                                     FUND          INCOME FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ..............................................        $ 15,288,213         $ 52,154,446         $ 17,260,291
                                                                             ============         ============         ============

   At amortized cost ................................................        $ 15,288,364         $ 51,940,025         $ 17,260,488
                                                                             ============         ============         ============

   At value (Note 2) ................................................        $ 15,505,844         $ 53,094,474         $ 17,448,109
Cash ................................................................               2,124                2,579                  456
Interest receivable .................................................             245,093              868,309              128,962
Receivable for capital shares sold ..................................                  90              340,120            5,949,108
Receivable for principal paydowns ...................................                --                   --                 80,522
Organization costs, net (Note 2) ....................................              19,054                 --                   --
Other assets ........................................................                --                  1,142                7,410
                                                                             ------------         ------------         ------------
   TOTAL ASSETS .....................................................          15,772,205           54,306,624           23,614,567
                                                                             ------------         ------------         ------------

LIABILITIES
Dividends payable ...................................................              81,705               23,512                2,930
Payable for capital shares redeemed .................................                 137            1,203,475              394,444
Payable to affiliates (Note 4) ......................................               4,332               34,022                6,666
Other accrued expenses and liabilities ..............................              15,200               12,825                8,800
                                                                             ------------         ------------         ------------

   TOTAL LIABILITIES ................................................             101,374            1,273,834              412,840
                                                                             ------------         ------------         ------------

NET ASSETS ..........................................................        $ 15,670,831         $ 53,032,790         $ 23,201,727
                                                                             ============         ============         ============

Net assets consist of:
Paid-in capital .....................................................        $ 15,509,744         $ 54,779,926         $ 24,264,761
Accumulated net realized losses from security
   transactions .....................................................             (56,393)          (2,901,585)          (1,250,655)
Net unrealized appreciation on investments ..........................             217,480            1,154,449              187,621
                                                                             ------------         ------------         ------------

Net assets ..........................................................        $ 15,670,831         $ 53,032,790         $ 23,201,727
                                                                             ============         ============         ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..............           1,553,652            4,969,960            2,355,670
                                                                             ============         ============         ============

Net asset value and redemption price per share
   (Note 2) .........................................................        $      10.09         $      10.67         $       9.85
                                                                             ============         ============         ============

Maximum offering price per share (Note 2) ...........................        $      10.30         $      10.89         $      10.05
                                                                             ============         ============         ============

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997
===========================================================================================================
                                                                                                GLOBAL BOND
                                                                                                       FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost .......................................................................  $12,139,225
                                                                                                ===========

   At amortized cost .........................................................................  $12,139,225
                                                                                                ===========

   At value (Note 2) .........................................................................  $12,350,261
Cash .........................................................................................      298,419
Cash denominated in foreign currencies (at cost $95,061) .....................................       97,367
Interest receivable ..........................................................................      327,780
Receivable for capital shares sold ...........................................................           75
Other assets .................................................................................        2,805
                                                                                                -----------

   TOTAL ASSETS ..............................................................................   13,076,707
                                                                                                -----------

LIABILITIES
Payable for capital shares redeemed ..........................................................        4,809
Payable to affiliates (Note 4) ...............................................................        9,809
Net unrealized depreciation on forward foreign currency exchange contracts (Note 7) ..........      105,166
Other accrued expenses and liabilities .......................................................       14,752
                                                                                                -----------

   TOTAL LIABILITIES .........................................................................      134,536
                                                                                                -----------

NET ASSETS ...................................................................................  $12,942,171
                                                                                                ===========

Net assets consist of:
Paid-in capital ..............................................................................  $12,453,939
Undistributed net investment income ..........................................................      392,233
Accumulated net realized losses from security and foreign currency transactions ..............   ( 13,469 )
Net unrealized appreciation on investments ...................................................      211,036
Net unrealized depreciation on translation of assets and liabilities in foreign currencies ...  ( 101,568 )
                                                                                                -----------

Net assets ...................................................................................  $12,942,171
                                                                                                ===========

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................................................  $ 7,140,717
                                                                                                ===========

Shares of beneficial interest outstanding (unlimited number of shares authorized,
   no par value) (Note 5) ....................................................................      645,612
                                                                                                ===========

Net asset value and redemption price per share (Note 2) ......................................  $     11.06
                                                                                                ===========

Maximum offering price per share (Note 2) ....................................................  $     11.52
                                                                                                ===========

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....................................................  $ 5,801,454
                                                                                                ===========

Shares of beneficial interest outstanding (unlimited number of shares authorized,
   no par value) (Note 5) ....................................................................      533,507
                                                                                                ===========

Net asset value, offering price and redemption price per share (Note 2) ......................  $     10.87
                                                                                                ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended September 30,1997
==================================================================================================================
                                                                                     SHORT TERM      INSTITUTIONAL
                                                                                     GOVERNMENT         GOVERNMENT
                                                                                    INCOME FUND        INCOME FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .............................................................     $5,428,235         $2,737,028
                                                                                     ----------         ----------

EXPENSES
   Investment advisory fees (Note 4) ...........................................        476,697            100,101
   Transfer agent fees (Note 4) ................................................        190,183             17,315
   Distribution expenses (Note 4) ..............................................        127,253              3,392
   Postage and supplies ........................................................         63,653             21,116
   Accounting services fees (Note 4) ...........................................         40,500             36,000
   Custodian fees ..............................................................         19,732             16,746
   Registration fees ...........................................................         15,856              5,952
   Professional fees ...........................................................         11,250              7,250
   Insurance expense ...........................................................          9,236              5,036
   Trustees' fees and expenses .................................................          5,553              5,553
   Reports to shareholders .....................................................          8,056                768
   Pricing expense .............................................................          1,066              1,357
   Other expenses ..............................................................          4,882              2,587
                                                                                     ----------         ----------

     TOTAL EXPENSES ............................................................        973,917            223,173
   Fees waived by the Adviser (Note 4) .........................................           --              (22,972)
                                                                                     ----------         ----------

     NET EXPENSES ..............................................................        973,917            200,201
                                                                                     ----------         ----------

NET INVESTMENT INCOME ..........................................................      4,454,318          2,536,827
                                                                                     ----------         ----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..................................           --                3,138
                                                                                     ----------         ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................     $4,454,318         $2,539,965
                                                                                     ==========         ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Periods Ended September 30, 1997 and August 31, 1997
===================================================================================================================================
                                                                        MONEY MARKET FUND                INTERMEDIATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                 One Month              Year          One Month                Year
                                                                     Ended             Ended              Ended               Ended
                                                                 Sept. 30,           Aug. 31,          Sept. 30,           Aug. 31,
                                                                    1997(A)              1997             1997(A)              1997
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .....................................       $   406,910        $ 5,391,779        $    89,210        $ 1,088,715
                                                               -----------        -----------        -----------        -----------

EXPENSES
   Investment advisory fees (Note 4) ...................            32,484            188,896              6,043             60,906
   Shareholder service fees (Note 4) ...................              --              236,120               --               38,066
   Distribution expenses (Note 4) ......................            10,000               --                 --                 --
   Transfer agent fees (Note 4) ........................             1,000             21,186              1,000             25,526
   Administration fees (Note 4) ........................              --              141,672               --               24,866
   Accounting services fees (Note 4) ...................             3,000             47,500              2,750             36,000
   Professional fees ...................................             5,000             40,144              3,000             23,729
   Custodian fees ......................................             3,000             26,184                300              8,129
   Amortization of organization costs (Note 2)  ........               530              6,351                530              6,351
   Reports to shareholders .............................              --               13,943               --                2,323
   Pricing expense .....................................              --                  439                450              2,683
   Insurance expense ...................................              --                7,834               --                1,332
   Trustees' fees and expenses .........................              --                7,663               --                1,271
   Registration fees ...................................               891              2,984              3,220              1,957
   Other expenses ......................................              --                6,771               --                1,500
                                                               -----------        -----------        -----------        -----------
     TOTAL EXPENSES ....................................            55,905            747,687             17,293            234,639
   Fees waived and/or expenses reimbursed
      by the Adviser (Note 4) ..........................              --             (130,362)            (5,460)          (104,530)
                                                               -----------        -----------        -----------        -----------
     NET EXPENSES ......................................            55,905            617,325             11,833            130,109
                                                               -----------        -----------        -----------        -----------

NET INVESTMENT INCOME ..................................           351,005          4,774,454             77,377            958,606
                                                               -----------        -----------        -----------        -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security
      transactions .....................................            (1,198)            (2,536)            (5,759)            14,511
   Net change in unrealized appreciation/
     depreciation on investments .......................              --                 --              129,865            420,446
                                                               -----------        -----------        -----------        -----------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS .......................            (1,198)            (2,536)           124,106            434,957
                                                               -----------        -----------        -----------        -----------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS .....................................       $   349,807        $ 4,771,918        $   201,483        $ 1,393,563
                                                               ===========        ===========        ===========        ===========

(A) Effective as of the close of business on August 29, 1997, the Money Market Fund and Intermediate Bond Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to September 30 (Note 8).

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 1997
================================================================================================================
                                                                                                      ADJUSTABLE
                                                                                     INTERMEDIATE      RATE U.S.
                                                                                             TERM     GOVERNMENT
                                                                                       GOVERNMENT     SECURITIES
                                                                                      INCOME FUND           FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ..................................................................  $3,747,792     $1,032,076
                                                                                       ----------     ----------

EXPENSES
   Investment advisory fees (Note 4) ................................................     274,084         79,473
   Accounting services fees (Note 4) ................................................      51,000         51,000
   Distribution expenses, Class A (Note 4) ..........................................      85,546         12,507
   Distribution expenses, Class C (Note 4) ..........................................          41            293
   Transfer agent fees, Class A (Note 4) ............................................      45,884         13,123
   Transfer agent fees, Class C (Note 4) ............................................      11,000         11,000
   Postage and supplies .............................................................      32,934         12,319
   Registration fees, Common ........................................................       3,890          6,937
   Registration fees, Class A .......................................................       8,550          4,825
   Registration fees, Class C .......................................................       4,715          2,337
   Professional fees ................................................................      13,250          8,750
   Standard & Poor's rating expense .................................................        --           21,500
   Custodian fees ...................................................................       7,529          9,858
   Trustees' fees and expenses ......................................................       5,553          5,553
   Insurance expense ................................................................       6,583          2,176
   Pricing expense ..................................................................       4,393          2,196
   Reports to shareholders ..........................................................       2,730            859
   Other expenses ...................................................................       2,940            940
                                                                                       ----------     ----------

     TOTAL EXPENSES .................................................................     560,622        245,646
   Fees waived and/or expenses reimbursed by the Adviser (Note 4) ...................      (8,072)      (121,805)
                                                                                       ----------     ----------

     NET EXPENSES ...................................................................     552,550        123,841
                                                                                       ----------     ----------

NET INVESTMENT INCOME ...............................................................   3,195,242        908,235
                                                                                       ----------     ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions ...................................      (2,293)        (1,505)
   Net change in unrealized appreciation/depreciation on investments ................     943,745         63,020
                                                                                       ----------     ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ....................................     941,452         61,515
                                                                                       ----------     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................  $4,136,694     $  969,750
                                                                                       ==========     ==========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended September 30, 1997
====================================================================================
                                                                         GLOBAL BOND
                                                                                FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .....................................................  $1,085,937
                                                                          ----------

EXPENSES
   Investment advisory fees (Note 4) ...................................     116,997
   Accounting services fees (Note 4) ...................................      57,000
   Custodian fees ......................................................      34,745
   Distribution expenses, Class A (Note 4) .............................       2,894
   Distribution expenses, Class C (Note 4) .............................      22,348
   Transfer agent fees, Class A (Note 4) ...............................      12,000
   Transfer agent fees, Class C (Note 4) ...............................      12,000
   Registration fees, Common ...........................................       4,816
   Registration fees, Class A ..........................................       3,115
   Registration fees, Class C ..........................................       3,115
   Professional fees ...................................................       9,650
   Pricing expense .....................................................       6,964
   Postage and supplies ................................................       6,392
   Trustees' fees and expenses .........................................       5,553
   Insurance expense ...................................................       2,988
   Reports to shareholders .............................................         777
   Other expenses ......................................................       1,170
                                                                          ----------
     TOTAL EXPENSES ....................................................     302,524
   Fees waived and/or expenses reimbursed by the Adviser (Note 4) ......     (37,593)
                                                                          ----------

     NET EXPENSES ......................................................     264,931
                                                                          ----------

NET INVESTMENT INCOME ..................................................     821,006
                                                                          ----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   AND FOREIGN CURRENCY (NOTE 6)
   Net realized losses from:
     Security transactions .............................................     (88,424)
     Foreign currency transactions .....................................     (33,324)
   Net change in unrealized appreciation/depreciation on:
     Investments .......................................................    (114,745)
     Translation of assets and liabilities in foreign currencies .......     (91,696)
                                                                          ----------

NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS AND FOREIGN CURRENCY ....................................    (328,189)
                                                                          ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............................  $  492,817
                                                                          ==========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET
ASSETS For the Years Ended September 30, 1997 and 1996
===================================================================================================================================
                                                                          SHORT TERM                         INSTITUTIONAL
                                                                          GOVERNMENT                           GOVERNMENT
                                                                         INCOME FUND                          INCOME FUND
                                                                   Year                Year                Year                Year
                                                                  Ended               Ended               Ended               Ended
                                                              Sept. 30,           Sept. 30,           Sept. 30,           Sept. 30,
                                                                   1997                1996                1997                1996
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...........................      $   4,454,318       $   3,872,769       $   2,536,827       $   1,789,514
   Net realized gains from security
      transactions .................................               --                 2,970               3,138               3,538
                                                          -------------       -------------       -------------       -------------
Net increase in net assets from operations .........          4,454,318           3,875,739           2,539,965           1,793,052
                                                          -------------       -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ......................         (4,454,318)         (3,872,769)         (2,536,827)         (1,789,514)
   From net realized gains from security
      transactions .................................             (2,970)             (2,227)               --                  --
                                                          -------------       -------------       -------------       -------------
Decrease in net assets from
      distributions to shareholders ................         (4,457,288)         (3,874,996)         (2,536,827)         (1,789,514)
                                                          -------------       -------------       -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold .......................        346,277,774         290,338,196         214,201,022         171,325,558
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders ..................................          4,308,683           3,711,242           2,319,214           1,548,806
   Payments for shares redeemed ....................       (345,226,289)       (289,751,833)       (194,657,552)       (169,504,468)
                                                          -------------       -------------       -------------       -------------
Net increase in net assets from capital
      share transactions ...........................          5,360,168           4,297,605          21,862,684           3,369,896
                                                          -------------       -------------       -------------       -------------

TOTAL INCREASE IN NET ASSETS .......................          5,357,198           4,298,348          21,865,822           3,373,434

NET ASSETS:
   Beginning of year ...............................         91,439,484          87,141,136          39,382,064          36,008,630
                                                          -------------       -------------       -------------       -------------

   End of year .....................................      $  96,796,682       $  91,439,484       $  61,247,886       $  39,382,064
                                                          =============       =============       =============       =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1997 and August 31, 1997 and 1996
==================================================================================================================================
                                                              Money Market Fund                       Intermediate Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
                                               One Month           Year         Period     One Month           Year         Period
                                                   Ended          Ended          Ended         Ended          Ended          Ended
                                               Sept. 30,       Aug. 31,       Aug. 31,     Sept. 30,       Aug. 31,       Aug. 31,
                                                  1997(A)          1997         1996(B)       1997(A)          1997         1996(C)
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................   $    351,005  $   4,774,454  $   2,473,468  $     77,377  $     958,606  $     601,786
   Net realized gains (losses) from
      security transactions .............         (1,198)        (2,536)         2,494        (5,759)        14,511        (15,393)
   Net change in unrealized appreciation/
     depreciation on investments ........           --             --             --         129,865        420,446       (332,831)
                                            ------------  -------------  -------------  ------------  -------------  -------------
Net increase in net assets from
   operations ...........................        349,807      4,771,918      2,475,962       201,483      1,393,563        253,562
                                            ------------  -------------  -------------  ------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........       (351,499)    (4,773,960)    (2,473,468)      (77,377)      (958,606)      (601,786)
   From net realized gains ..............           --           (2,520)          --            --          (49,752)          --
                                            ------------  -------------  -------------  ------------  -------------  -------------
Decrease in net assets from
   distributions to shareholders ........       (351,499)    (4,776,480)    (2,473,468)      (77,377)    (1,008,358)      (601,786)
                                            ------------  -------------  -------------  ------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
   Proceeds from shares sold ............     25,255,346    570,122,610    446,620,681       929,562      5,244,400     14,919,014
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ....................         46,897        424,478         84,304           919         19,314         13,886
Payments for shares redeemed ............    (46,048,621)  (552,336,304)  (370,344,632)     (497,633)    (3,891,934)    (1,227,784)
                                            ------------  -------------  -------------  ------------  -------------  -------------

Net increase (decrease) in net assets
   from capital share transactions ......    (20,746,378)    18,210,784     76,360,353       432,848      1,371,780     13,705,116
                                            ------------  -------------  -------------  ------------  -------------  -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .    (20,748,070)    18,206,222     76,362,847       556,954      1,756,985     13,356,892
NET ASSETS:
   Beginning of period ..................     94,569,069     76,362,847           --      15,113,877     13,356,892           --
                                            ------------  -------------  -------------  ------------  -------------  -------------
   End of period ........................   $ 73,820,999  $  94,569,069  $  76,362,847  $ 15,670,831  $  15,113,877  $  13,356,892
                                            ============  =============  =============  ============  =============  =============

UNDISTRIBUTED NET INVESTMENT INCOME .....   $       --    $         494           --    $       --    $        --    $        --
                                            ============  =============  =============  ============  =============  =============

(A) Effective as of the close of business on August 29, 1997, the Money Market Fund and Intermediate Bond Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to September 30 (Note 8).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Represents the period from the commencement of operations (October 3, 1995) through August 31, 1996.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS For the Years Ended September 30, 1997 and 1996
===============================================================================================================================
                                                             INTERMEDIATE TERM GOVERNMENT       ADJUSTABLE RATE U.S. GOVERNMENT
                                                                   INCOME FUND                            SECURITIES FUND
                                                               Year                Year                Year                Year
                                                              Ended               Ended               Ended               Ended
                                                          Sept. 30,           Sept. 30,           Sept. 30,           Sept. 30,
                                                               1997                1996                1997                1996
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...........................   $  3,195,242        $  3,376,540        $    908,235        $    941,495
   Net realized gains (losses) from
      security transactions ........................         (2,293)            295,706              (1,505)             72,164
   Net change in unrealized
     appreciation/depreciation
     on investments ................................        943,745          (1,807,714)             63,020             (24,764)
                                                        ------------        ------------        ------------        ------------

Net increase in net assets from operations .........      4,136,694           1,864,532             969,750             988,895
                                                       ------------        ------------        ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .............     (3,155,630)         (3,339,635)           (868,844)           (930,066)
   From net investment income, Class C .............        (39,612)            (36,905)            (39,391)            (11,429)
                                                       ------------        ------------        ------------        ------------

Decrease in net assets from distributions
   to shareholders .................................     (3,195,242)         (3,376,540)           (908,235)           (941,495)
                                                       ------------        ------------        ------------        ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold .......................      9,148,045          19,564,015          28,836,779          12,919,191
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...............................      2,829,303           2,911,115             822,109             816,771
   Payments for shares redeemed ....................    (15,967,680)        (21,856,049)        (18,246,926)        (22,803,135)
                                                       ------------        ------------        ------------        ------------

Net increase (decrease) in net assets
   from Class A share transactions .................     (3,990,332)            619,081          11,411,962          (9,067,173)
                                                       ------------        ------------        ------------        ------------

CLASS C
   Proceeds from shares sold .......................        138,577             384,845             760,526             617,534
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...............................         38,348              35,459              30,868               8,075
   Payments for shares redeemed ....................       (961,198)           (228,470)         (1,423,589)            (84,110)
                                                       ------------        ------------        ------------        ------------

Net increase (decrease) in net assets
   from Class C share transactions .................       (784,273)            191,834            (632,195)            541,499
                                                       ------------        ------------        ------------        ------------

Net increase (decrease) in net assets
   from capital share transactions .................     (4,774,605)            810,915          10,779,767          (8,525,674)
                                                       ------------        ------------        ------------        ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............     (3,833,153)           (701,093)         10,841,282          (8,478,274)

NET ASSETS:
   Beginning of year ...............................     56,865,943          57,567,036          12,360,445          20,838,719
                                                       ------------        ------------        ------------        ------------
   End of year .....................................   $ 53,032,790        $ 56,865,943        $ 23,201,727        $ 12,360,445
                                                       ============        ============        ============        ============
See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1997 and 1996
==================================================================================================================
                                                                                       GLOBAL BOND FUND
------------------------------------------------------------------------------------------------------------------
                                                                                           Year               Year
                                                                                          Ended              Ended
                                                                                      Sept. 30,          Sept. 30,
                                                                                           1997               1996
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................................................    $    821,006       $    937,874
   Net realized losses from security transactions .............................         (88,424)           (93,933)
   Net realized losses from foreign currency transactions .....................         (33,324)          (235,290)
   Net change in unrealized appreciation/depreciation on investments ..........        (114,745)           161,908
   Net change in unrealized appreciation/depreciation on translation
     of assets and liabilities in foreign currencies ..........................         (91,696)            57,520
                                                                                   ------------       ------------

Net increase in net assets from operations ....................................         492,817            828,079
                                                                                   ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........................................        (191,206)          (173,473)
   From net investment income, Class C ........................................         (98,244)           (51,783)
   From net realized gains from security transactions, Class A ................        (313,221)              --
   From net realized gains from security transactions, Class C ................        (160,936)              --
                                                                                   ------------       ------------
Decrease in net assets from distributions to shareholders .....................        (763,607)          (225,256)
                                                                                   ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ..................................................       1,712,146          2,196,018
   Net asset value of shares issued in reinvestment of distributions
      to shareholders .........................................................         457,466            167,215
   Payments for shares redeemed ...............................................      (7,674,821)        (3,249,417)
                                                                                   ------------       ------------

Net decrease in net assets from Class A share transactions ....................      (5,505,209)          (886,184)
                                                                                   ------------       ------------

CLASS C
   Proceeds from shares sold ..................................................         885,481          2,001,544
   Net asset value of shares issued in reinvestment of distributions
      to shareholders .........................................................         253,786             50,833
   Payments for shares redeemed ...............................................      (1,109,790)          (895,367)
                                                                                   ------------       ------------

Net increase in net assets from Class C share transactions ....................          29,477          1,157,010
                                                                                   ------------       ------------

Net increase (decrease) in net assets from capital share transactions .........      (5,475,732)           270,826
                                                                                   ------------       ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......................................      (5,746,522)           873,649

NET ASSETS:
   Beginning of year ..........................................................      18,688,693         17,815,044
                                                                                   ------------       ------------
   End of year ................................................................    $ 12,942,171       $ 18,688,693
                                                                                   ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME ...........................................    $    392,233       $    287,907
                                                                                   ============       ============

See accompanying notes to financial statements.

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                           YEAR ENDED SEPTEMBER 30,
=============================================================================================================================
                                                      1997             1996             1995             1994            1993
Net asset value at beginning of year ......... $      1.00      $      1.00      $      1.00      $      1.00     $      1.00
                                               -----------      -----------      -----------      -----------     -----------

Net investment income ........................       0.044            0.044            0.046            0.027           0.022
                                               -----------      -----------      -----------      -----------     -----------

Dividends from net investment income .........      (0.044)          (0.044)          (0.046)          (0.027)       ( 0.022 )
                                               -----------      -----------      -----------      -----------     -----------

Net asset value at end of year ............... $      1.00      $      1.00      $      1.00      $      1.00     $      1.00
                                               ===========      ===========      ===========      ===========     ===========


Total return .................................       4.53%            4.51%            4.69%            2.72%           2.24%
                                               ===========      ===========      ===========      ===========     ===========

Net assets at end of year (000's) ............ $    96,797      $    91,439      $    87,141      $    89,708     $    96,962
                                               ===========      ===========      ===========      ===========     ===========

Ratio of expenses to average net assets ......       0.97%            0.99%            0.99%            0.99%           0.99%

Ratio of net investment income to
   average net assets ........................       4.43%            4.42%            4.59%            2.69%           2.22%

See accompanying notes to financial statements.

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                                  YEAR ENDED SEPTEMBER 30,
==============================================================================================================================
                                                       1997             1996             1995             1994            1993
Net asset value at beginning of year .......... $      1.00      $      1.00      $      1.00      $      1.00     $      1.00
                                                -----------      -----------      -----------      -----------     -----------

Net investment income .........................       0.051            0.051            0.053            0.034           0.029
                                                -----------      -----------      -----------      -----------     -----------

Dividends from net investment income ..........      (0.051)          (0.051)          (0.053)          (0.034)       ( 0.029 )
                                                -----------      -----------      -----------      -----------     -----------

Net asset value at end of year ................ $      1.00      $      1.00      $      1.00      $      1.00     $      1.00
                                                ===========      ===========      ===========      ===========     ===========

Total return ..................................       5.17%            5.18%            5.42%            3.43%           2.96%
                                                ===========      ===========      ===========      ===========     ===========

Net assets at end of year (000's) ............. $    61,248      $    39,382      $    36,009      $    41,769     $    34,610
                                                ===========      ===========      ===========      ===========     ===========

Ratio of expenses to average net assets(A) ....       0.40%            0.40%            0.40%            0.40%           0.40%

Ratio of net investment income to
    average net assets ........................       5.07%            5.06%            5.30%            3.41%           2.92%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.45%, 0.49%, 0.42%, 0.42% and 0.48% for the years ended September 30, 1997, 1996, 1995, 1994 and 1993, respectively (Note 4).

See accompanying notes to financial statements.

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==============================================================================================================================
                                                                       One Month                    Year                Period
                                                                           Ended                   Ended                 Ended
                                                                       Sept. 30,              August 31,            August 31,
                                                                          1997(A)                   1997                1996(B)
Net asset value at beginning of period .........................     $      1.00             $      1.00         $        1.00
                                                                     -----------             -----------         -------------

Net investment income ..........................................           0.004                   0.050              0.046 (C)
                                                                     -----------             -----------         -------------

Dividends from net investment income ...........................          (0.004)                 (0.050)               (0.046)
                                                                     -----------             -----------         -------------

Net asset value at end of period ...............................     $      1.00             $      1.00         $        1.00
                                                                     ===========             ===========         =============

Total return ...................................................           4.99%(E)                5.14%                 4.70%
                                                                     ===========             ===========         =============

Net assets at end of period (000's) ............................     $    73,821             $    94,569         $      76,363
                                                                     ===========             ===========         =============

Ratio of expenses to average net assets(D) .....................           0.80%(E)                0.65%                 0.65%(E)

Ratio of net investment income to average net assets ...........           4.99%(E)                5.03%                 4.94%(E)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30 (Note 8).

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C) Calculated using weighted average shares outstanding during the period.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 0.79% and 0.99%(E) for the periods ended August 31, 1997 and 1996, respectively.

(E) Annualized.

See accompanying notes to financial statements.

INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================================
                                                                     One Month                   Year             Period
                                                                         Ended                  Ended              Ended
                                                                     Sept. 30,             August 31,         August 31,
                                                                        1997(A)                  1997             1996(B)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................      $    10.00             $     9.75         $    10.00
                                                                    ----------             ----------         ----------

Income from investment operations:
   Net investment income .....................................            0.05                   0.62               0.57 (C)
   Net realized and unrealized gains (losses)
      on investments .........................................            0.09                   0.28              (0.25)(C)
                                                                    ----------             ----------         ----------
Total from investment operations .............................            0.14                   0.90               0.32
                                                                    ----------             ----------         ----------

Less distributions:
   Dividends from net investment income ......................           (0.05)                 (0.62)             (0.57)
   Distributions from net realized gains .....................            --                    (0.03)                --
                                                                    ----------             ----------         ----------
Total distributions ..........................................           (0.05)                 (0.65)             (0.57)
                                                                    ----------             ----------         ----------

Net asset value at end of period .............................      $    10.09             $    10.00         $     9.75
                                                                    ==========             ==========         ==========

Total return(D) ..............................................           1.41%                  9.48%              3.23%
                                                                    ==========             ==========         ==========

Net assets at end of period (000's) ..........................      $   15,671             $   15,114         $   13,357
                                                                    ==========             ==========         ==========

Ratio of expenses to average net assets(E) ...................           0.95%(F)               0.85%              0.68% (F)

Ratio of net investment income to average net assets .........           6.18%(F)               6.26%              6.31% (F)

Portfolio turnover rate ......................................              0%                    41%                12%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30 (Note 8).

(B) Represents the period from the commencement of operations (October 3, 1995) through August 31, 1996.

(C) Calculated using weighted average shares outstanding during the period.

(D) Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.38%(F), 1.53% and 2.04%(F) for the periods ended September 30, 1997, August 31, 1997 and August 31,1996, respectively (Note 4).

(F) Annualized.

See accompanying notes to financial statements.

INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS A
==============================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==============================================================================================================================
                                                                                Year Ended September 30,
                                                          1997            1996            1995            1994            1993
Net asset value at beginning of year .............. $    10.49      $    10.73      $    10.14      $    11.59      $    11.10
                                                    ----------      ----------      ----------      ----------      ----------

Income from investment operations:
   Net investment income ..........................       0.61            0.61            0.64            0.56            0.60
   Net realized and unrealized gains (losses)
     on investments ...............................       0.18           (0.24)           0.59           (1.32)           0.49
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations ..................       0.79            0.37            1.23           (0.76)           1.09
                                                    ----------      ----------      ----------      ----------      ----------

Less distributions:
   Dividends from net investment income ...........      (0.61)          (0.61)          (0.64)          (0.56)          (0.60)
   Distributions from net realized gains ..........         --              --              --           (0.13)        --
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions ...............................      (0.61)          (0.61)          (0.64)          (0.69)          (0.60)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .................... $    10.67      $    10.49      $    10.73      $    10.14      $    11.59
                                                    ==========      ==========      ==========      ==========      ==========

Total return(A) ...................................      7.74%           3.55%          12.52%          (6.76%)         10.15%
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ................. $   53,033      $   56,095      $   56,969      $   64,395      $   89,666
                                                    ==========      ==========      ==========      ==========      ==========

Ratio of expenses to average net assets ...........      0.99%           0.99%           0.99%           0.99%           0.99%
Ratio of net investment income to average
   net assets .....................................      5.78%           5.75%           6.17%           5.17%           5.31%

Portfolio turnover rate ...........................        49%             70%             58%            236%            255%

(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS A
=======================================================================================================================
                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=======================================================================================================================
                                                        Year           Year           Year           Year        Period
                                                       Ended          Ended          Ended          Ended         Ended
                                                   Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,     Sept. 30,
                                                        1997           1996           1995           1994          1993(A)
Net asset value at beginning of period .......... $     9.81     $     9.78     $     9.82     $    10.01    $    10.00
                                                  ----------     ----------     ----------     ----------    ----------

Income from investment operations:
   Net investment income ........................       0.57           0.57           0.55           0.39          0.28
   Net realized and unrealized gains (losses)
     on investments .............................       0.04           0.03          (0.04)         (0.18)         0.01
                                                  ----------     ----------     ----------     ----------    ----------

Total from investment operations ................       0.61           0.60           0.51           0.21          0.29
                                                  ----------     ----------     ----------     ----------    ----------


Less distributions:
   Dividends from net investment income .........      (0.57)         (0.57)         (0.55)         (0.39)        (0.28)
   Distributions from net realized gains ........         --             --             --          (0.01)           --
                                                  ----------     ----------     ----------     ----------    ----------

Total distributions .............................      (0.57)         (0.57)         (0.55)         (0.40)        (0.28)
                                                  ----------     ----------     ----------     ----------    ----------

Net asset value at end of period ................ $     9.85     $     9.81     $     9.78     $     9.82 $       10.01
                                                  ==========     ==========     ==========     ==========    ==========

Total return(B) .................................      6.34%          6.32%          5.33%          2.09%         4.56%(D)
                                                  ==========     ==========     ==========     ==========    ==========

Net assets at end of period (000's) ............. $   23,202     $   11,732     $   20,752     $   37,572    $   24,400
                                                  ==========     ==========     ==========     ==========    ==========

Ratio of expenses to average net assets(C) ......      0.75%          0.75%          0.75%          0.68%         0.22%(D)

Ratio of net investment income to
   average net assets ...........................      5.73%          5.91%          5.57%          3.91%         4.17%(D)

Portfolio turnover rate .........................        58%            44%           115%            81%          170%(D)

(A) Represents the period from the initial public offering of shares (February 10, 1993) through September 30, 1993.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.47%, 1.46%, 1.21%, 0.78% and 1.18%(D) for the periods ended September 30, 1997, 1996, 1995, 1994 and 1993, respectively (Note 4).

(D) Annualized.

See accompanying notes to financial statements.

GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS - CLASS A
===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                                   Year                 Year                 Period
                                                                  Ended                Ended                  Ended
                                                              Sept. 30,            Sept. 30,              Sept. 30,
                                                                   1997                 1996                   1995(A)
Net asset value at beginning of period ....................   $   11.03           $    10.64          $       10.00
                                                              ---------           ----------          -------------

Income from investment operations:
   Net investment income ..................................        0.61                 0.57                   0.35
   Net realized and unrealized gains (losses)
     on investments and foreign currency ..................       (0.13)               (0.05)                  0.64
                                                              ---------           ----------          -------------
Total from investment operations ..........................        0.48                 0.52                   0.99
                                                              ---------           ----------          -------------

Less distributions:
   Dividends from net investment income ...................       (0.17)               (0.13)                 (0.35)
   Distributions from net realized gains ..................       (0.28)                  --                     --
                                                              ---------           ----------          -------------

Total distributions .......................................       (0.45)               (0.13)                 (0.35)
                                                              ---------           ----------          -------------

Net asset value at end of period ..........................   $   11.06           $    11.03          $       10.64
                                                              =========           ==========          =============

Total return(B) ...........................................       4.39%                4.88%                 14.89% (D)
                                                              =========           ==========          =============

Net assets at end of period (000's) .......................   $   7,141           $   12,841          $      13,297
                                                              =========           ==========          =============

Ratio of expenses to average net assets(C) ................       1.35%                1.35%                  1.33% (D)

Ratio of net investment income to average net assets ......       5.15%                4.97%                  4.30% (D)

Portfolio turnover rate ...................................        214%                 235%                   130% (D)

(A) Represents the period from initial public offering of Class A shares (February 1, 1995) through September 30, 1995.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.64%, 1.50% and 2.47%(D) for the periods ended September 30, 1997, 1996 and 1995, respectively (Note 4).

(D) Annualized.

See accompanying notes to financial statements.

GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS - CLASS C
====================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================
                                                                         Year                Year             Period
                                                                        Ended               Ended              Ended
                                                                    Sept. 30,           Sept. 30,          Sept. 30,
                                                                         1997                1996             1995(A)
Net asset value at beginning of period ...........................  $   10.92           $   10.59          $   10.00
                                                                    ---------           ---------          ---------

Income from investment operations:
   Net investment income .........................................       0.51                0.51               0.38
   Net realized and unrealized gains (losses)
     on investments and foreign currency .........................      (0.11)              (0.08)              0.57
                                                                    ---------           ---------          ---------
Total from investment operations .................................       0.40                0.43               0.95
                                                                    ---------           ---------          ---------

Less distributions:
   Dividends from net investment income ..........................      (0.17)              (0.10)             (0.36)
   Distributions from net realized gains .........................      (0.28)                 --                 --
                                                                    ---------           ---------          ---------

Total distributions ..............................................      (0.45)              (0.10)             (0.36)
                                                                    ---------           ---------          ---------

Net asset value at end of period .................................  $   10.87           $   10.92          $   10.59
                                                                    =========           =========          =========

Total return(B) ..................................................      3.68%               4.10%            14.25% (D)
                                                                    =========           =========          =========

Net assets at end of period (000's) ..............................  $   5,801           $   5,847          $   4,518
                                                                    =========           =========          =========

Ratio of expenses to average net assets(C) .......................      2.00%               2.00%              1.98% (D)

Ratio of net investment income to average net assets .............      4.51%               4.34%              3.70% (D)

Portfolio turnover rate ..........................................       214%                235%               130% (D)

(A) Represents the period from initial public offering of Class C shares (February 1, 1995) through September 30, 1995.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.11%, 2.03% and 3.45%(D) for the periods ended September 30, 1997, 1996 and 1995, respectively (Note 4).

(D) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1997
===============================================================================
1.  ORGANIZATION
The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund, Adjustable Rate U.S. Government Securities Fund and Global Bond Fund (collectively, the Funds) are each a series of Countrywide Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Money Market Fund and Intermediate Bond Fund were originally organized as series of Trans Adviser Funds, Inc. (Note
8).

The Short Term Government Income Fund invests primarily in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

The Intermediate Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.

The Intermediate Term Government Income Fund invests primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years and seeks high current income, consistent with protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-backed securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities.

The Global Bond Fund seeks high total return, through both income and capital appreciation. The Fund invests primarily in high-grade domestic and foreign fixed-income securities.

The Global Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.35% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A share and Class C share of the Fund represents identical interests in the investment portfolio of the Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Prior to September 22, 1997, the Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund also offered both Class A and Class C shares. On September 22, 1997, all outstanding Class C shares were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees.

2.  SIGNIFICANT ACCOUNTING POLICIES
The periods ended September 30 1997, referred to within the Notes to Financial Statements, represent the year then ended, except for the Money Market Fund and Intermediate Bond Fund which represent the one month then ended (Note 8). The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Short Term Government Income Fund securities, Institutional Government Income Fund securities and Money Market Fund securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Intermediate Bond Fund securities, Intermediate Term Government Income Fund securities, Adjustable Rate U.S. Government Securities Fund securities and Global Bond Fund securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. With respect to the Global Bond Fund, the U.S. dollar value of foreign securities and forward foreign currency exchange contracts is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding. With respect to the Global Bond Fund, the net asset value per share of each class of shares is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Global Bond Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of the Global Bond Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Global Bond Fund, is equal to the net asset value per share. However, Class C shares of the Global Bond Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund. Dividends arising from net investment income are declared and paid annually to shareholders of the Global Bond Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned by each Fund having two classes of shares is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization costs -- Costs incurred by the Money Market Fund and Intermediate Bond Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1997:

                                                                                          ADJUSTABLE
                                                                  INTERMEDIATE             RATE U.S.
                                            INTERMEDIATE                  TERM            GOVERNMENT               GLOBAL
                                                    BOND            GOVERNMENT            SECURITIES                 BOND
                                                    FUND           INCOME FUND                  FUND                 FUND
Gross unrealized appreciation ...........   $    207,909          $  1,210,236          $    201,828         $    286,237
Gross unrealized depreciation ...........        (38,186)              (55,787)              (14,207)             (75,201)
                                            ------------          ------------          ------------         ------------

Net unrealized appreciation .............   $    169,723          $  1,154,449          $    187,621         $    211,036
                                            ============          ============          ============         ============

Federal income tax cost .................   $ 15,240,607          $ 51,940,025          $ 17,260,488         $ 12,139,225
                                            ============          ============          ============         ============

With respect to the Intermediate Bond Fund, the difference between the federal income tax cost of portfolio investments and financial statement cost is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.

As of September 30, 1997, the Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund, Adjustable Rate U.S. Government Securities Fund and Global Bond Fund had capital loss carryforwards for federal income tax purposes of $21,764, $3,760, $8,636, $2,736,367, $1,250,655 and $13,469, respectively. In addition, the Intermediate Term Government Income Fund elected to defer until its subsequent tax year $165,218 of capital losses incurred after October 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

Reclassification of capital accounts -- As of September 30, 1997, the Global Bond Fund reclassified $427,230 from accumulated net realized losses on foreign currency transactions to undistributed net investment income. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to permanent differences between federal income tax regulations and generally accepted accounting principles regarding the classification of realized foreign currency gains and losses.

3.  INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows for the periods ended September 30, 1997:

                                                                                  ADJUSTABLE
                                                                 INTERMEDIATE      RATE U.S.
                                                 INTERMEDIATE            TERM      GOVERNMENT           GLOBAL
                                                         BOND      GOVERNMENT      SECURITIES             BOND
                                                         FUND     INCOME FUND            FUND             FUND
Purchases of investment securities.............   $        --    $ 25,490,863    $ 11,551,886    $  32,753,085
                                                  ===========    ============    ============    =============
Proceeds from sales and maturities of
   investment securities.......................   $   510,465    $ 29,999,506    $  7,839,233    $  38,312,743
                                                  ===========    ============    ============    =============

4.  TRANSACTIONS WITH AFFILIATES
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AND SUBADVISORY AGREEMENTS
Each Fund's investments are supervised by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets. The Global Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.70% of its average daily net assets up to $100 million and 0.60% of such net assets in excess of $100 million.

Rogge Global Partners, plc (Rogge) has been retained by the Adviser to manage the investments of the Global Bond Fund. The Adviser (not the Fund) pays Rogge a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets up to $100 million and 0.30% of such net assets in excess of $100 million.

In order to voluntarily reduce operating expenses during the periods ended September 30, 1997, the Adviser waived $22,972 of its advisory fees for the Institutional Government Income Fund; waived $5,460 of its advisory fees for the Intermediate Bond Fund; reimbursed $8,072 of Class C expenses for the Intermediate Term Government Income Fund; waived its entire advisory fee of $79,473 and reimbursed $35,391 of common expenses and $6,941 of Class C expenses for the Adjustable Rate U.S. Government Securities Fund; and waived $16,782 of its advisory fees and reimbursed $20,811 of Class A expenses for the Global Bond Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses of the Money Market Fund and Intermediate Bond Fund to 0.80% and 0.95%, respectively, of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21.00 per shareholder account from each of the Intermediate Bond Fund, Intermediate Term Government Income Fund, Adjustable Rate U.S. Government Securities Fund and Global Bond Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $3,000 per month from each of the Short Term Government Income Fund, Institutional Government Income Fund, and Money Market Fund, $2,750 per month from the Intermediate Bond Fund, $3,250 per month from each of the Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, and $4,750 per month from the Global Bond Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $188, $3,409, $2,259 and $1,302 from underwriting and broker commissions on the sale of shares of the Intermediate Bond Fund, Intermediate Term Government Income Fund, Adjustable Rate U.S. Government Securities Fund and Global Bond Fund, respectively, for the periods ended September 30, 1997. In addition, the Adviser collected $457, $633 and $1,340 of contingent deferred sales loads on redemptions of Class C shares of the Intermediate Term Government Income Fund, Adjustable Rate U.S. Government Securities Fund and Global Bond Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of the Global Bond Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.10% of the Institutional Government Income Fund's average daily net assets and 0.35% of each of the other Funds' average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Global Bond Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

PRIOR AFFILIATE AGREEMENTS
Prior to August 30, 1997, the investment adviser of the Money Market Fund and Intermediate Bond Fund was Trans Financial Bank, N.A.; Forum Financial Corp. served as the transfer agent and dividend disbursing agent and performed portfolio accounting services; Forum Financial Services, Inc. acted as distributor of each Fund's shares; and Forum Administrative Services, LLC supervised the administration of all aspects of each Fund's operations. Contractual amounts paid by the Funds for the performance of these services are reflected in each Fund's Statement of Operations for the year ended August 31, 1997. As of September 30, 1997, Trans Financial Bank, N.A. was a significant shareholder of record of the Money Market Fund and the Intermediate Bond Fund.

5.  CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------------------------------
                                                                         INTERMEDIATE BOND FUND
------------------------------------------------------------------------------------------------------------------
                                                             ONE MONTH                  YEAR                PERIOD
                                                                 ENDED                 ENDED                 ENDED
                                                             SEPT. 30,              AUG. 31,              AUG. 31,
                                                                  1997                  1997                  1996
Shares sold ............................................        92,013               542,916             1,491,710
Shares issued in reinvestment of distributions
   to shareholders .....................................            91                 1,951                 1,404
Shares redeemed ........................................       (49,574)             (404,063)             (122,796)
                                                            ----------            ----------            ----------
Net increase in shares outstanding .....................        42,530               140,804             1,370,318
Shares outstanding, beginning of period ................     1,511,122             1,370,318                    --
                                                            ----------            ----------            ----------
Shares outstanding, end of period ......................     1,553,652             1,511,122             1,370,318
                                                            ==========            ==========            ==========

                                              INTERMEDIATE TERM           ADJUSTABLE RATE                  GLOBAL
                                                 GOVERNMENT               U.S. GOVERNMENT                   BOND
                                                 INCOME FUND              SECURITIES FUND                   FUND
                                              Year          Year          Year           Year          Year          Year
                                             Ended         Ended         Ended          Ended         Ended         Ended
                                         Sept. 30,     Sept. 30,     Sept. 30,      Sept. 30,     Sept. 30,     Sept. 30,
                                              1997          1996          1997           1996          1997          1996
CLASS A
Shares sold .........................      864,111     1,824,629     2,931,702      1,317,967       158,243       202,237
Shares issued in reinvestment
   of distributions to
   shareholders .....................      267,417       274,432        83,540         83,368        42,008        15,285
Shares redeemed .....................   (1,509,918)   (2,059,645)   (1,855,152)    (2,327,350)     (718,964)     (302,506)
                                        ----------    ----------    ----------     ----------    ----------    ----------

Net increase (decrease) in
   shares outstanding ...............     (378,390)       39,416     1,160,090       (926,015)     (518,713)      (84,984)
Shares outstanding,
   beginning of year ................    5,348,350     5,308,934     1,195,580      2,121,595     1,164,325     1,249,309
                                        ----------    ----------    ----------     ----------    ----------    ----------

Shares outstanding, end of year .....    4,969,960     5,348,350     2,355,670      1,195,580       645,612     1,164,325
                                        ==========    ==========    ==========     ==========    ==========    ==========

CLASS C
Shares sold .........................       13,106        36,099        77,399         63,042        79,602       187,748
Shares issued in reinvestment
   of distributions to
   shareholders .....................        3,625         3,345         3,139            824        23,586         4,672
Shares redeemed .....................      (90,249)      (21,699)     (144,655)        (8,583)     (105,104)      (83,836)
                                        ----------    ----------    ----------     ----------    ----------    ----------

Net increase (decrease) in
   shares outstanding ...............      (73,518)       17,745       (64,117)        55,283        (1,916)      108,584
Shares outstanding,
   beginning of year ................       73,518        55,773        64,117          8,834       535,423       426,839
                                        ----------    ----------    ----------     ----------    ----------    ----------

Shares outstanding, end of year .....         --          73,518          --           64,117       533,507       535,423
                                        ==========    ==========    ==========     ==========    ==========    ==========

Share transactions for the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  FOREIGN CURRENCY TRANSLATION
With respect to the Global Bond Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Global Bond Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 1997, the Global Bond Fund had forward foreign currency exchange contracts outstanding as follows:

                                                                                                       NET
                                                                                                UNREALIZED
   SETTLEMENT                          TO RECEIVE             INITIAL            MARKET       APPRECIATION
         DATE                         (TO DELIVER)              VALUE             VALUE      (DEPRECIATION)
CONTRACTS TO SELL
     10/20/97                    ( 5,658,704) DEM        $( 3,106,050)     $( 3,213,002)      $ ( 106,952)
     10/20/97                    ( 6,456,159) DKK           ( 917,068)        ( 962,691)         ( 45,623)
     10/20/97                    ( 1,921,166) GBP         ( 3,036,583)      ( 3,101,255)         ( 64,672)
     10/20/97                ( 2,390,004,368) ITL         ( 1,320,563)      ( 1,386,516)         ( 65,953)
                                                        -------------     -------------       -----------

Total sell contracts                                      ( 8,380,264)      ( 8,663,464)        ( 283,200)
                                                        -------------     -------------       -----------


CONTRACTS TO BUY
     10/20/97                     10,984,141  DEM           6,054,049         6,236,777           182,728
     10/20/97                      6,478,003  DKK             933,482           965,948            32,466
     10/20/97                        411,738  GBP             652,604           664,650            12,046
     10/20/97                    314,406,692  JPY           2,712,744         2,615,649          ( 97,095)
     10/20/97                      4,607,702  NOK             604,124           652,013            47,889
                                                        -------------     -------------       -----------
Total buy contracts                                        10,957,003        11,135,037           178,034
                                                        -------------     -------------       -----------


NET CONTRACTS                                             $ 2,576,739       $ 2,471,573       $ ( 105,166)
                                                        =============     =============       ===========

DEM-German Mark                ITL-Italian Lira
DKK-Danish Krone               JPY-Japanese Yen
GBP-British Pound Sterling     NOK-Norwegian Krone


8. AGREEMENT AND PLAN OF REORGANIZATION
The Money Market Fund and Intermediate Bond Fund were originally organized as series of Trans Adviser Funds, Inc., an open-end management investment company incorporated under the laws of the State of Maryland. Trans Adviser Funds, Inc. consisted of five investment portfolios, including the Money Market Fund and Intermediate Bond Fund (the Predecessor Funds). The Predecessor Funds had investment objectives, policies and restrictions substantially identical to the Funds.

As of the close of business on August 29, 1997, pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, all assets and liabilities of each Predecessor Fund were transferred in exchange for capital shares of a corresponding series of Countrywide Investment Trust. Each Predecessor Fund then distributed to its shareholders as a liquidating dividend all capital shares of the like Fund in exchange for and in cancellation of its capital shares. When the reorganization was completed, shareholders of each Fund owned the same proportional interest as they owned in the Predecessor Fund immediately before the reorganization, and each Fund owned the same portfolio of investments as the Predecessor Fund immediately before the reorganization.

For federal income tax purposes, the reorganization of the Money Market Fund and Intermediate Bond Fund qualifies as a tax-free reorganization with no tax consequences to the Predecessor Funds, the Funds or their shareholders. In connection with the reorganization, the fiscal year-end of each Fund has been changed from August 31 to September 30.

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
            Par                                                                                       Market
          Value  U.S. TREASURY OBLIGATIONS-- 26.9%                                                     Value
------------------------------------------------------------------------------------------------------------
 $    5,000,000  U.S. Treasury Notes, 8.75%, 10/15/97.......................................   $   5,005,880
      5,000,000  U.S. Treasury Notes, 7.375%, 11/15/97......................................       5,009,203
      5,000,000  U.S. Treasury Notes, 5.125%, 2/28/98.......................................       4,990,234
      3,000,000  U.S. Treasury Notes, 5.875%, 4/30/98.......................................       3,005,268
      5,000,000  U.S. Treasury Notes, 6.125%, 5/15/98.......................................       5,014,188
      3,000,000  U.S. Treasury Notes, 8.25%, 7/15/98........................................       3,057,594
---------------                                                                               --------------
 $   26,000,000  TOTAL U.S. TREASURY OBLIGATIONS
===============
                 (Amortized Cost $26,082,367)...............................................   $  26,082,367
                                                                                              --------------
============================================================================================================
           Face                                                                                       Market
         Amount  REPURCHASE AGREEMENTS(1)-- 72.5%                                                      Value
------------------------------------------------------------------------------------------------------------
 $   22,500,000  Prudential Securities, Inc., 5.40%, dated 9/24/97, due 10/1/97,
                    repurchase proceeds $22,523,625.........................................   $  22,500,000
     24,000,000  Nesbitt Burns Securities, Inc., 6.00%, dated 9/30/97, due 10/1/97,
                    repurchase proceeds $24,004,000.........................................      24,000,000
      1,661,000  Dean Witter Reynolds, Inc., 5.50%, dated 9/30/97, due 10/1/97,
                    repurchase proceeds $1,661,254..........................................       1,661,000
     22,000,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.75%, dated 9/30/97,
                    due 10/1/97, repurchase proceeds $22,003,514............................      22,000,000
---------------                                                                               --------------
 $   70,161,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  70,161,000
===============                                                                               --------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.4% ..............   $  96,243,367

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% ..............................         553,315
                                                                                              --------------

                 NET ASSETS -- 100.0% ......................................................   $  96,796,682
                                                                                              ==============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 38.2%                                                                  Value
------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY ISSUES -- 29.9%
 $    2,000,000  Federal Farm Credit Bank Notes, 5.69%, 10/1/97.............................   $   2,000,000
      2,000,000  Federal National Mortgage Assoc. Discount Notes, 10/2/97...................       1,999,688
      1,210,000  Student Loan Marketing Assoc. Floating Rate Notes, 5.38%, 10/30/97.........       1,210,100
        500,000  Private Export Funding Corp. Notes, 8.95%, 10/31/97........................         501,269
      1,500,000  Federal National Mortgage Assoc. Notes, 5.50%, 11/10/97....................       1,499,375
        100,000  Federal National Mortgage Assoc. Floating Rate Notes, 6.00%, 11/17/97......         100,000
        500,000  Federal National Mortgage Assoc. Notes, 7.68%, 12/1/97.....................         501,574
      1,000,000  Federal Home Loan Bank Notes, 5.61%, 12/18/97..............................       1,000,000
        600,000  Federal National Mortgage Assoc. Notes, 5.375%, 1/13/98....................         599,638
      1,000,000  Federal National Mortgage Assoc. Notes, 8.03%, 1/28/98.....................       1,007,235
        350,000  Federal Farm Credit Bank Notes, 5.36%, 1/29/98.............................         349,224
      4,100,000  Federal Home Loan Bank Notes, 5.99%, 2/9/98................................       4,103,780
        400,000  Federal Home Loan Bank Notes, 5.11%, 2/23/98...............................         398,498
      1,500,000  Federal National Mortgage Assoc. Notes, 8.20%, 3/10/98.....................       1,516,411
      1,500,000  Federal National Mortgage Assoc. Notes, 6.00%, 4/17/98.....................       1,502,477
  ---------------                                                                               --------------
 $   18,260,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
  ---------------
                 (Amortized Cost $18,289,269)...............................................   $  18,289,269
                                                                                              --------------

                 US GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 5.0%
 $      373,785  Federal Home Loan Mortgage Corp. Series #M90145, 6.00%, 11/1/97............         373,696
      1,012,504  Federal Home Loan Mortgage Corp. Series #M90155, 5.50%, 11/1/97............       1,012,187
        108,132  Federal Home Loan Mortgage Corp. Series #M15799, 5.50%, 11/1/97............         108,084
        828,576  Federal Home Loan Mortgage Corp. Series #M90152, 6.50%, 12/1/97............         828,978
        199,001  Federal Home Loan Mortgage Corp. Series #M90162, 6.50%, 1/1/98.............         199,001
        556,187  Federal Home Loan Mortgage Corp. Series #M17343, 6.00%, 2/1/98.............         555,572
 ---------------                                                                               --------------
 $    3,078,185  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
 ---------------
                 (Amortized Cost $3,077,518)................................................   $   3,077,518
                                                                                              --------------

                 COMMERCIAL PAPER -- 3.3%
 $    2,058,000  Kirksville College of Osteopathic Medicine, Inc., 12/11/97, Guarantor SLMA
---------------
                 (Amortized Cost $2,035,758) ...............................................   $   2,035,758
                                                                                              --------------

 $   23,396,185  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $23,402,545)  .............................................   $  23,402,545
                                                                                              --------------

INSTITUTIONAL GOVERNMENT INCOME FUND (continued)
============================================================================================================
           Face                                                                                       Market
         Amount  REPURCHASE AGREEMENTS(1)-- 61.4%                                                      Value
------------------------------------------------------------------------------------------------------------
 $   14,500,000  Prudential Securities, Inc., 5.40%, dated 9/24/97, due 10/1/97,
                    repurchase proceeds $14,515,225.........................................   $  14,500,000
     14,500,000  Nesbitt Burns Securities, Inc., 6.00%, dated 9/30/97, due 10/1/97,
                    repurchase proceeds $14,502,417.........................................      14,500,000
      3,591,000  Dean Witter Reynolds, Inc., 5.50%, dated 9/30/97, due 10/1/97,
                    repurchase proceeds $3,591,549..........................................       3,591,000
      5,000,000  Merrill Lynch, Pierce, Fenner & Smith Inc., 5.75%, dated 9/30/97,
                    due 10/1/97, repurchase proceeds $5,000,799.............................       5,000,000
---------------                                                                               --------------
 $   37,591,000  TOTAL REPURCHASE AGREEMENTS  ..............................................   $  37,591,000
===============                                                                               --------------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.6%..............    $  60,993,545

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% ..............................         254,341
                                                                                              --------------

                 NET ASSETS-- 100.0% .......................................................   $  61,247,886
                                                                                              ==============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 76.9%                                                                  Value
------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY ISSUES -- 0.7%
 $      500,000  Federal National Mortgage Assoc. Notes, 6.84%, 10/3/97
---------------
                 (Amortized Cost $500,031)..................................................   $     500,031
                                                                                              --------------

                 TAXABLE MUNICIPAL ISSUES -- 0.5%
 $      380,000  City of Aurora, IL, Variable Rate Demand Notes, Series 1997B, 10/2/97
---------------
                 (Amortized Cost $380,000)..................................................   $     380,000
                                                                                              --------------

                 CORPORATE NOTES -- 75.7%
 $      121,000  Carolina Power & Light Co., 6.375%, 10/1/97................................   $     121,000
      1,140,000  New York Telephone Co., 4.625%, 10/1/97....................................       1,140,000
        140,000  Ontario Province, 5.70%, 10/1/97...........................................         140,000
        745,000  J.C. Penney & Co., 10.00%, 10/15/97........................................         746,123
         50,000  Interamerican Development Bank, 9.50%, 10/15/97............................          50,065
      1,000,000  Manitoba Province, 6.00%, 10/15/97.........................................       1,000,035
      4,740,000  First USA Bank, 6.125%, 10/30/97...........................................       4,740,048
      2,000,000  African Development Bank, 10.00%, 11/1/97..................................       2,006,560
        790,000  Associates Corp. of North America, 7.75%, 11/1/97..........................         791,146
         80,000  Campbell Soup Co., 9.00%, 11/1/97..........................................          80,199
        500,000  Conagra, Inc., 9.75%, 11/1/97..............................................         501,604
      1,993,000  International Business Machines Corp., 6.375%, 11/1/97.....................       1,993,544
         40,000  Public Service Electric & Gas, 7.125%, 11/1/97.............................          40,036
        190,000  U.S. Leasing International, 7.00%, 11/1/97.................................         190,176
      1,825,000  American General Finance Corp., 7.70%, 11/15/97............................       1,828,805
        570,000  Associates Corp. of North America, 6.625%, 11/15/97........................         570,400
        484,000  Coca-Cola Enterprises, Inc., 6.50%, 11/15/97...............................         484,251
        100,000  GTE South, Inc., 6.25%, 11/15/97...........................................         100,013
        300,000  Norwest Corp., 7.70%, 11/15/97.............................................         300,641
      1,330,000  Norwest Financial, Inc., 6.50%, 11/15/97...................................       1,330,906
        340,000  Texaco Capital, 9.00%, 11/15/97............................................         341,218
      1,000,000  General Motors Acceptance Corp., 7.85%, 11/17/97...........................       1,002,708
        800,000  BankAmerica Corp., 6.875%, 11/20/97........................................         800,972
        600,000  Beneficial Corp., 6.79%, 11/20/97..........................................         600,870
         30,000  Philip Morris Companies, Inc. Medium Term Notes, 9.35%, 11/21/97...........          30,141
        110,000  Bell Atlantic Financial, 6.625%, 11/30/97..................................         110,091
        895,000  British Petroleum America, Inc., 8.875%, 12/1/97...........................         899,151
        791,000  Dupont Corp., 8.65%, 12/1/97...............................................         794,478
        474,000  Ford Motor Credit Co., 7.125%, 12/1/97.....................................         474,810
        999,000  Ford Motor Credit Co., 8.00%, 12/1/97......................................       1,002,134
      2,721,000  Philip Morris Companies, Inc., 9.25%, 12/1/97..............................       2,735,282
        250,000  New England Telephone Co., 6.25%, 12/15/97.................................         250,169
      5,050,000  Southern California Gas Co., 6.50%, 12/15/97...............................       5,056,434
        240,000  General Electric Capital Corp., 6.44%, 12/16/97............................         240,266
        161,000  British Petroleum America, Inc., 9.50%, 1/1/98.............................         162,281
        504,000  Ford Capital, 9.375%, 1/1/98...............................................         507,875
      1,270,000  Caterpillar, Inc., 7.47%, 1/15/98..........................................       1,275,691
        470,000  Chase Manhattan Corp., 6.625%, 1/15/98.....................................         470,759
        248,000  GTE California, 6.25%, 1/15/98.............................................         248,192

MONEY MARKET FUND (continued)
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 76.9%                                                                  Value
------------------------------------------------------------------------------------------------------------
$        60,000  General Electric Capital Corp., 8.00%, 1/15/98.............................   $      60,330
        750,000  NationsBank Corp., 6.625%, 1/15/98.........................................         751,170
      1,893,000  Philip Morris Companies, Inc., 6.375%, 1/15/98.............................       1,894,187
      1,000,000  Texaco Capital, 8.65%, 1/30/98.............................................       1,008,276
      1,250,000  Associates Corp. of North America, 6.125%, 2/1/98..........................       1,250,209
         50,000  Chubb Capital Corp., 6.00%, 2/1/98.........................................          49,958
        776,000  Ford Motor Credit Co., 6.25%, 2/26/98......................................         776,957
        535,000  Southern California Edison Co., 5.875%, 2/1/98.............................         534,579
        310,000  Beneficial Corp., 9.125%, 2/15/98..........................................         313,434
        455,000  Commercial Credit Co., 8.50%, 2/15/98......................................         459,180
        210,000  Dean Witter, Discover & Co., 6.00%, 3/1/98.................................         209,978
         50,000  GTE Corp., 8.85%, 3/1/98...................................................          50,571
        125,000  Gannett Co., 5.25%, 3/1/98.................................................         124,583
        455,000  Wal-Mart Stores, Inc., 5.50%, 3/1/98.......................................         454,150
      4,116,000  Revlon Worldwide Corp. Defeased Discount Note, 3/15/98.....................       4,008,979
      1,000,000  General Electric Capital Corp., 7.61%, 3/27/98.............................       1,007,691
        500,000  General Electric Capital Corp., 7.08%, 3/30/98.............................         502,785
        500,000  Ontario Hydro, 5.80%, 3/31/98..............................................         499,326
        735,000  Sears Roebuck & Co., 9.25%, 4/15/98........................................         747,228
        500,000  Chrysler Financial Corp., 7.05%, 4/29/98...................................         502,804
        540,000  General Electric Capital Corp., 8.37%, 5/8/98..............................         547,708
        500,000  Transamerica Financial Corp., 7.17%, 6/29/98...............................         503,980
        300,000  American General Finance Corp., 8.50%, 8/15/98.............................         306,131
      1,000,000  General Motors Acceptance Corp. Medium Term Notes, 6.375%, 9/1/98..........       1,003,277
      2,000,000  Manitoba Province, 9.50%, 9/15/98..........................................       2,065,031
      1,105,000  NationsBank Corp., 5.125%, 9/15/98.........................................       1,096,379
- ---------------                                                                               --------------
 $   55,806,000  TOTAL CORPORATE NOTES
- ---------------
                 (Amortized Cost $55,887,955) ..............................................   $  55,887,955
                                                                                              --------------

 $   56,686,000  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $56,767,986) ..............................................   $  56,767,986
                                                                                              --------------
============================================================================================================
           Face                                                                                       Market
         Amount  REPURCHASE AGREEMENTS(1)-- 22.0%                                                      Value
------------------------------------------------------------------------------------------------------------
 $    1,273,000  Bankers Trust Co., 5.25%, dated 9/30/97, due 10/1/97, repurchase
                    proceeds $1,273,186.....................................................   $   1,273,000
     15,000,000  Zions Bank, 5.85%, dated 9/30/97, due 10/1/97, repurchase
                    proceeds $15,002,438....................................................      15,000,000
- ---------------                                                                               --------------
 $   16,273,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  16,273,000
===============                                                                               --------------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE -- 98.9%..............   $  73,040,986

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ..............................        780,013
                                                                                              --------------

                 NET ASSETS -- 100.0% .......................................................  $  73,820,999
                                                                                              ==============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 98.9%                                                                  Value
------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY OBLIGATIONS -- 22.8%
 $    3,500,000  U.S. Treasury Notes, 6.50%, 8/15/05
- ---------------
                 (Amortized Cost $3,485,625) ...............................................   $   3,575,470
                                                                                              --------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 12.2%
 $      920,000  Federal Home Loan Bank Discount Notes, 10/01/97............................   $     920,000
        500,000  Federal Home Loan Bank Notes, 6.62%, 12/6/00...............................         500,464
        265,000  Tennessee Valley Authority Notes, 6.875%, 1/15/02..........................         269,190
         50,000  Tennessee Valley Authority Notes, 6.875%, 8/1/02...........................          50,808
        150,000  Federal National Mortgage Assoc. Notes, 6.17%, 12/2/03.....................         147,200
         30,000  Tennessee Valley Authority Notes, 8.05%, 7/15/24...........................          30,435
- ---------------                                                                               --------------
 $    1,915,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
- ---------------
                 (Amortized Cost $1,918,363) ...............................................   $   1,918,097
                                                                                              --------------

                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 6.7%
 $      226,017  Federal Home Loan Mortgage Corp. #1072-G, 7.00%, 5/15/06...................   $     228,639
        800,000  Federal Home Loan Mortgage Corp. #1720-E, 7.50%, 12/15/09..................         819,827
- ---------------                                                                               --------------
 $    1,026,017  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
- ---------------
                 (Amortized Cost $1,053,597)................................................   $   1,048,466
                                                                                              --------------

                 U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES -- 0.6%
 $       84,357  Small Business Administration #87-A, 8.45%, 1/1/07
- ---------------
                 (Amortized Cost $87,309)...................................................   $      88,569
                                                                                              --------------

                 CORPORATE BONDS -- 56.6%
 $      150,000  Consumers Energy Co., 6.875%, 5/1/98.......................................   $     150,024
        278,000  Anheuser-Busch Cos., 8.75%, 12/1/99........................................         292,158
        250,000  British Petroleum America, Inc., 6.50%, 12/15/99...........................         251,112
        169,000  Associates Corp. of North America, 6.00%, 3/15/00..........................         168,274
        175,000  Pacific Gas & Electric Co., 6.625%, 6/1/00.................................         175,041
        172,000  Ford Motor Credit Co., 6.85%, 8/15/00......................................         174,657
        250,000  International Business Machines Credit Corp., 6.20%, 3/19/01...............         248,055
        350,000  Florida Residential Property & Casualty Co., 7.25%, 7/1/02.................         356,527
        160,000  Ford Motor Credit Co., 7.50%, 1/15/03......................................         166,910
        250,000  Greyhound Financial Corp., 7.82%, 1/27/03..................................         262,089
         68,000  U.S. Leasing International, 6.625%, 5/15/03................................          68,101
        200,000  Southern California Edison, 7.375%, 12/15/03...............................         204,293
        200,000  V.F. Corp., 7.60%, 4/1/04..................................................         206,584
        215,000  Chase Manhattan Corp., 8.00%, 5/15/04......................................         222,060
        200,000  Michigan Bell Telephone Co., 6.375%, 2/1/05................................         197,693
         66,000  Kaiser Permanente, 9.55%, 7/15/05..........................................          77,966
        400,000  Anheuser-Busch Cos., 7.00%, 9/1/05.........................................         408,368
        500,000  Union Oil of California Corp., 6.70%, 10/15/07.............................         497,078
         50,000  Berkley (W.R.) Corp., 9.875%, 5/15/08......................................          60,853
        268,000  Super Value Store, 8.875%, 4/1/16..........................................         270,683
         35,000  Union Camp Corp., 8.625%, 4/15/16..........................................          35,997

INTERMEDIATE BOND FUND (continued)
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 98.9%                                                                  Value
------------------------------------------------------------------------------------------------------------
 $      214,000  Anheuser-Busch Cos., 8.625%, 12/1/16.......................................   $     223,069
         56,000  Kraft, Inc., 8.50%, 2/15/17................................................          58,268
        260,000  Dayton Hudson Co., 9.875%, 6/1/17..........................................         273,494
        110,000  GTE Corp., 10.75%, 9/15/17.................................................         115,643
        130,000  General Electric Capital Corp., 6.66%, 5/1/18..............................         131,427
        150,000  Deere & Co., 8.95%, 6/15/19................................................         174,176
        439,000  Pennsylvania Power & Light Co., 9.25%, 10/1/19.............................         485,994
        115,000  Rohm & Haas Co., 9.80%, 4/15/20............................................         144,821
        165,000  Questar Pipeline, 9.375%, 6/1/21...........................................         184,422
        120,000  Jersey Central Power & Light Co., 9.20%, 7/1/21............................         134,635
        675,000  Shopko Stores, 9.25%, 3/15/22..............................................         785,273
        300,000  Inco, Ltd., 9.60%, 6/15/22.................................................         336,964
        765,000  Alabama Power Co., 8.30%, 7/1/22...........................................         801,057
        160,000  Florida Power & Light Co., 8.00%, 8/25/22..................................         165,817
         85,000  Southwestern Public Service Co., 8.20%, 12/1/22............................          91,983
        130,000  Union Electric Co., 8.00%, 12/15/22........................................         136,195
         65,000  Wisconsin Electric Power, 7.75%, 1/15/23...................................          67,225
         69,000  Georgia Power Co., 7.95%, 2/1/23...........................................          70,256
- ---------------                                                                               --------------
 $    8,414,000  TOTAL CORPORATE BONDS
- --------------
                 (Amortized Cost $8,743,470)................................................   $   8,875,242
                                                                                              --------------

 $   14,939,374  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $15,288,364) ..............................................   $  15,505,844


                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.1% ..............................         164,987
                                                                                              --------------

                 NET ASSETS-- 100.0% .......................................................   $  15,670,831
                                                                                              ==============

See accompanying notes to financial statements.

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 100.1%                                                                 Value
------------------------------------------------------------------------------------------------------------
                 U.S. TREASURY OBLIGATIONS -- 19.7%
 $    1,000,000  U.S. Treasury Notes, 7.75%, 2/15/01........................................   $   1,055,000
      1,000,000  U.S. Treasury Notes, 8.00%, 5/15/01........................................       1,065,938
      3,000,000  U.S. Treasury Notes, 7.875%, 8/15/01.......................................       3,194,064
      2,000,000  U.S. Treasury Notes, 7.50%, 11/15/01.......................................       2,108,750
      3,000,000  U.S. Treasury Notes, 6.25%, 6/30/02........................................       3,028,125
- ---------------                                                                               --------------
 $   10,000,000  TOTAL U.S. TREASURY OBLIGATIONS
- ---------------
                 (Amortized Cost $10,078,387)...............................................   $  10,451,877
                                                                                              --------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 80.4%
 $      910,000  Federal Home Loan Bank Discount Notes, 10/1/97.............................   $     910,000
      1,000,000  Federal National Mortgage Assoc. Notes, 7.89%, 2/23/00.....................       1,009,300
      1,500,000  Federal National Mortgage Assoc. Notes, 6.35%, 10/19/00....................       1,504,602
      3,000,000  Federal National Mortgage Assoc. Notes, 6.74%, 5/7/01......................       3,036,089
      1,000,000  Student Loan Marketing Assoc. Medium Term Notes, 7.50%, 7/2/01.............       1,044,726
      3,000,000  Federal Home Loan Bank Notes, 7.31%, 7/6/01................................       3,120,138
      1,750,000  Federal National Mortgage Assoc. Medium Term Notes, 7.25%, 7/17/01.........       1,771,974
      2,000,000  Federal Home Loan Bank Medium Term Notes, 8.43%, 8/1/01....................       2,156,876
      2,400,000  Federal Home Loan Bank Notes, 6.25%, 9/27/01...............................       2,409,708
      1,000,000  Student Loan Marketing Assoc. Medium Term Notes, 6.38%, 12/11/01...........         992,482
      1,000,000  Federal National Mortgage Assoc. Notes, 6.50%, 12/27/01....................       1,006,160
      2,000,000  Federal National Mortgage Assoc. Notes, 7.55%, 4/22/02.....................       2,108,552
      1,500,000  Federal National Mortgage Assoc. Notes, 7.03%, 6/4/02......................       1,520,374
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.07%, 2/5/03......................         985,867
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 6.80%, 7/9/04......................       2,022,222
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 8.53%, 11/18/04....................       2,074,714
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 7.65%, 5/10/05.....................       2,060,028
      2,000,000  Federal National Mortgage Assoc. Medium Term Notes, 6.85%, 8/22/05.........       2,068,248
      2,000,000  Federal National Mortgage Assoc. Notes, 6.77%, 9/1/05......................       2,058,410
      1,400,000  Federal National Mortgage Assoc. Notes, 6.26%, 1/24/06.....................       1,373,772
      2,500,000  Federal National Mortgage Assoc. Notes, 6.21%, 1/26/06.....................       2,446,900
      2,000,000  Federal National Mortgage Assoc. Notes, 6.06%, 2/3/06......................       1,951,792
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.345%, 2/15/06....................         989,121
      2,000,000  Federal National Mortgage Assoc. Notes, 6.90%, 12/26/06....................       2,020,542
- ---------------                                                                               --------------
 $   41,960,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
- ---------------
                 (Amortized Cost $41,861,638) ..............................................   $  42,642,597
                                                                                              --------------

 $   51,960,000  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $51,940,025) ..............................................   $  53,094,474

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% ............................         (61,684)
                                                                                              --------------

                 NET ASSETS-- 100.0% .......................................................   $  53,032,790
                                                                                              ==============

See accompanying notes to financial statements.

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
            Par                                                                                       Market
          Value  INVESTMENTS -- 75.2%                                                                  Value
------------------------------------------------------------------------------------------------------------
                 ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
                 MORTGAGE-BACKED SECURITIES -- 65.6%
 $      456,750  Federal National Mortgage Assoc. #70373, 7.42%, 1/1/16.....................   $     473,399
      1,158,710  Federal National Mortgage Assoc. #70119, 7.81%, 11/1/17....................       1,213,470
        667,923  Federal National Mortgage Assoc. #86885, 7.44%, 3/1/18.....................         692,149
      1,265,463  Federal National Mortgage Assoc. #70907, 7.45%, 3/1/18.....................       1,318,941
      1,205,462  Federal Home Loan Mortgage Corp. #605793, 7.48%, 5/1/18....................       1,246,689
        710,151  Federal National Mortgage Assoc. #70010, 7.42%, 6/1/18.....................         736,909
      1,444,139  Federal National Mortgage Assoc. #70614, 7.37%, 10/1/18....................       1,489,196
        441,505  Federal Home Loan Mortgage Corp. #405958, 7.66%, 3/1/19....................         459,638
      1,382,271  Federal National Mortgage Assoc. #97285, 7.60%, 8/1/19.....................       1,443,256
        404,451  Federal National Mortgage Assoc. #70635, 7.17%, 6/1/20.....................         419,622
        948,863  Federal National Mortgage Assoc. #124211, 7.43%, 12/1/21...................         981,808
      1,729,157  Federal Home Loan Mortgage Corp. #846013, 7.91%, 6/1/22....................       1,815,460
      1,035,096  Federal National Mortgage Assoc. #70176, 7.44%, 8/1/27.....................       1,075,030
      1,801,649  Federal National Mortgage Assoc. #70243, 7.40%, 3/1/28.....................       1,869,896
- ---------------                                                                               --------------
 $   14,651,590  TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
- --------------
                 MORTGAGE-BACKED SECURITIES
                 (Amortized Cost $15,046,101)...............................................   $  15,235,463
                                                                                              --------------

                 FIXED RATE U.S. GOVERNMENT AGENCY
                 MORTGAGE-BACKED SECURITIES -- 4.4%
 $    1,012,646  Federal Home Loan Mortgage Corp. #M90141, 6.50%, 10/1/97
- ---------------
                 (Amortized Cost $1,014,387)................................................   $   1,012,646
                                                                                              --------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 5.2%
 $    1,200,000  Federal Home Loan Bank Discount Notes, 10/1/97
- ---------------
                 (Amortized Cost $1,200,000) ...............................................   $   1,200,000
                                                                                              --------------

 $   16,864,236  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $17,260,488)...............................................   $  17,448,109

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 24.8%  ............................       5,753,618
                                                                                              --------------

                 NET ASSETS -- 100.0% ......................................................   $  23,201,727
                                                                                              ==============


See accompanying notes to financial statements.

GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997
============================================================================================================
               Par                                                                                    Market
             Value    INVESTMENTS -- 95.4%                                                             Value
------------------------------------------------------------------------------------------------------------
                      U.S. TREASURY OBLIGATIONS -- 26.6%
USD        400,000    U.S. Treasury Notes, 6.25%, 5/31/99...................................   $     402,875
USD      2,065,000    U.S. Treasury Notes, 6.375%, 5/15/00..................................       2,090,168
USD        195,000    U.S. Treasury Notes, 6.50%, 5/31/01...................................         198,413
USD        405,000    U.S. Treasury Notes, 7.50%, 11/15/01..................................         427,022
USD        321,000    U.S. Treasury Bonds, 6.50%, 11/15/26..................................         323,006
                                                                                              --------------
                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Amortized Cost $3,406,479)...........................................   $   3,441,484
                                                                                              --------------

                      CORPORATE BONDS -- 5.7%
USD         75,000    Bayerische Landesbank, 6.80%, 9/28/01.................................   $      76,416
USD         75,000    Toronto Dominion Bank, 6.50%, 1/15/07.................................          74,140
USD         80,000    Railcar Leasing LLC, 7.125%, 1/15/13..................................          82,371
USD        100,000    African Development Bank, 6.875%, 10/15/15............................         100,047
USD        100,000    Cajun Electric Power, 9.52%, 3/15/19..................................         106,321
USD        100,000    Swiss Bank Corp., 7.50%, 7/15/25......................................         103,580
USD        100,000    ABN AMRO Bank N.V., 7.125%, 10/15/93..................................          96,479
USD        100,000    BellSouth Capital Funding Corp., 7.12%, 7/15/97.......................         100,748
                                                                                              --------------
                      TOTAL CORPORATE BONDS
                      (Amortized Cost $723,320).............................................   $     740,102
                                                                                              --------------

                      FOREIGN GOVERNMENT ISSUES -- 63.1%
CAD        510,000    Government of Canada, 8.00%, 6/1/23...................................   $     447,021
CAD        480,000    Government of Canada, 8.00%, 6/1/27...................................         424,576
                                                                                              --------------
                                                                                                     871,597
                                                                                              --------------

GBP        480,200    U.K. Gilt, 7.25%, 12/7/07.............................................         821,532
GBP        297,786    U.K. Gilt, 8.00%, 9/27/13.............................................         546,135
GBP        520,000    U.K. Gilt, 8.00%, 12/7/15.............................................         966,798
GBP        510,000    U.K. Gilt, 8.00%, 6/7/21..............................................         966,227
                                                                                              --------------
                                                                                                   3,300,692
                                                                                              --------------

ITL    590,000,000    Government of Italy, 9.50%, 2/1/99....................................         358,346
ITL    125,000,000    Government of Italy, 10.50%, 4/1/05...................................          91,625
ITL  1,585,000,000    Government of Italy, 6.75%, 2/1/07....................................         960,653
ITL    480,000,000    Government of Italy, 6.75%, 7/1/07....................................         291,368
                                                                                              --------------
                                                                                                   1,701,992
                                                                                              --------------

USD        500,000    United Mexican States, 6.25%, 12/31/19................................         406,567
                                                                                              --------------


USD        250,000    Republic of Argentina, 5.50%, 3/31/23.................................         188,280
                                                                                              --------------

GLOBAL BOND FUND (continued)
============================================================================================================
               Par                                                                                    Market
             Value     INVESTMENTS -- 95.4%                                                            Value
------------------------------------------------------------------------------------------------------------
NOK      2,600,000    Government of Norway, 6.75%, 1/15/07..................................   $     392,072
                                                                                              --------------

SEK      1,400,000    Government of Sweden, 6.00%, 2/9/05...................................         185,316
SEK      5,300,000    Government of Sweden, 6.50%, 10/25/06.................................         717,938
SEK      2,700,000    Government of Sweden, 8.00%, 8/15/07..................................         404,221
                                                                                              --------------
                                                                                                   1,307,475
                                                                                              --------------

                      TOTAL FOREIGN GOVERNMENT ISSUES
                      (Amortized Cost $8,009,426)...........................................   $   8,168,675
                                                                                              --------------

                      TOTAL INVESTMENTS AT VALUE
                      (Amortized Cost $12,139,225) .........................................   $  12,350,261

                      OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.6% .........................         591,910
                                                                                              --------------

                      NET ASSETS-- 100.0% ..................................................   $  12,942,171
                                                                                              ==============

CAD-Canadian Dollar                 NOK-Norwegian Krone
GBP-British Pound Sterling          SEK-Swedish Krona
ITL-Italian Lira                    USD-United States Dollar

See accompanying notes to financial statements.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
===============================================================================


To the Shareholders and Board of Trustees of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund, the Intermediate Bond Fund and the Money Market Fund of Countrywide Investment Trust:

We have audited the accompanying statements of assets and liabilities of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund, the Intermediate Bond Fund, and the Money Market Fund of Countrywide Investment Trust (a Massachusetts business trust), including the portfolios of investments, as of September 30, 1997, and (i) for the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, and the Global Bond Fund the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated thereon and (ii) for the Intermediate Bond Fund and the Money Market Fund the related statements of operations, statements of changes in net assets, and the financial highlights for the one-month period ended September 30, 1997 and the year ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Intermediate Bond Fund and the Money Market Fund for the period ended August 31, 1996 were audited by other auditors whose report dated October 18, 1996, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodians and brokers or alternate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us and referred to above present fairly, in all material respects, the financial position of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Global Bond Fund, the Intermediate Bond Fund, and the Money Market Fund of Countrywide Investment Trust as of September 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP


Cincinnati, Ohio,
October 31, 1997

                          COUNTRYWIDE INVESTMENT TRUST

PART C.           OTHER INFORMATION
                  -----------------

Item 24.          Financial Statements and Exhibits
-------           ---------------------------------

         (a)      (i)         Financial Statements included in Part A:

                              Financial Highlights

                     (ii)     Financial Statements included in Part B:

                              Statements of Assets and Liabilities,
                              September 30, 1997

                              Statements of Operations For the Year Ended
                              September 30, 1997

                              Statements of Operations For the Periods
                              Ended September 30, 1997 and August 31, 1997

                              Statements of Changes in Net Assets For the
                              Years Ended September 30, 1997 and 1996

                              Statements of Changes in Net Assets For the
                              Periods Ended September 30, 1997 and August
                              31, 1997 and 1996

                              Financial Highlights

                              Notes to Financial Statements

            (b) Exhibits: Schedule of Investments

              (1) (i)         Registrant's Restated Agreement and
                              Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58, is hereby incorporated by reference.

                     (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60, is hereby incorporated by reference.

            (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 61, is hereby incorporated by reference.

                 (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

        (2)   (i)             Registrant's Bylaws, which were filed as an
                              Exhibit to Registrant's Post-Effective
                              Amendment No. 26, are hereby incorporated by reference.

                 (ii) Amendment to Registrant's Bylaws adopted on January 10, 1984, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

            (3) Voting Trust Agreements - None.

            (4) Specimen of Share Certificate, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

            (5) (i) Registrant's Management Agreement with Countrywide Investments, Inc. for the Short Term Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

                (ii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Intermediate Term Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

               (iii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Institutional Government Income Fund, which was filed as an Exhibit to Registrant's Post- Effective Amendment No. 66, is hereby incorporated by reference.

               (iv) Registrant's Management Agreement with Countrywide Investments, Inc. for the Adjustable Rate U.S. Government Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

               (v) Registrant's Management Agreement with Countrywide Investments, Inc. for the Global Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

               (vi) Subadvisory Agreement between Countrywide Investments, Inc. and Rogge Global Partners plc for the Global Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

               (vii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Money Market Fund is filed herewith.

               (viii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Intermediate Bond Fund is filed herewith.

            (6) (i) Registrant's Underwriting Agreement with Countrywide Investments, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

                (ii) Form of Underwriter's Dealer Agreement is filed herewith.

            (7)      Bonus, Profit Sharing, Pension or Similar
                     Contracts for the benefit of Directors or Officers
                     - None.

            (8)  (i)          Custody Agreement with The Fifth Third Bank,
                              the custodian for the Short Term Government
                              Income Fund, the Intermediate Term Government
                              Income Fund, the Institutional Government
                              Income Fund, the Adjustable Rate U.S.
                              Government Securities Fund, the Money Market
                              Fund and the Intermediate Bond Fund, which was filed as an Exhibit to Registrant's Post-
                              Effective Amendment No. 49, is hereby
                              incorporated by reference.

                (ii) Custody Agreement with The Northern Trust Company, the custodian for the Global Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 61, is hereby incorporated by reference.

            (9) (i) Transfer Agency, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc. is filed herewith.

                (ii) Accounting and Pricing Services Agreement with Countrywide Fund Services, Inc. is filed herewith.

                (iii) Administration Agreement between Countrywide Investments, Inc. and Countrywide Fund Services, Inc. is filed herewith.

                 (iv) License Agreement with Countrywide Credit Industries, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

            (10) Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

            (11)     Consent of Arthur Andersen LLP is filed herewith.

            (12)     Financial Statements Omitted from Item 23 - None.

            (13)     Agreements  or  understandings   concerning   initial
                     capital - None.

            (14) (i) Copy of the Midwest Group Individual Retirement Account Plan, including Schedule of Fees, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

                (ii) Copy of the Midwest Group 403(b) Plan, including Schedule of Fees, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49, is hereby incorporated by reference.

               (iii) Copy of the Midwest Group Prototype Defined Contribution Plan, which was filed as an Exhibit to Post-Effective Amendment No. 4 of Leeb Personal FinanceTM Investment Trust (File No. 811-6374), is hereby incorporated by reference.

            (15)(i)           Registrant's   Plans  of  Distribution
                              Pursuant to Rule 12b-1,  which were filed as
                              Exhibits  to   Registrant's   Post-Effective
                              Amendment No. 66, are hereby incorporated by reference.

                 (ii) Form of Sales Agreement for Money Market Funds is filed herewith.

                 (iii) Form of Administration Agreement with respect to the administration of shareholder accounts is filed herewith.

            (16) Computations of each performance quotation provided in response to Item 22, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, are hereby incorporated by reference.

            (17)     Financial Data Schedules

                     (i) Financial Data Schedule for Short Term Government Income Fund is filed herewith.

                     (ii)     Financial  Data  Schedule  for  Intermediate
                              Term   Government   Income   Fund  is  filed
                              herewith.

                     (iii) Financial Data Schedule for Institutional Government Income Fund is filed herewith.

                     (iv) Financial Data Schedule for Adjustable Rate U.S. Government Securities Fund is filed herewith

                     (v) Financial Data Schedule for Global Bond Fund is filed herewith.

                     (vi) Financial Data Schedule for Money Market Fund is filed herewith.

                    (vii) Financial Data Schedule for Intermediate Bond Fund is filed herewith.

            (18) Amended Rule 18f-3 Plan Adopted With Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

            (19) Power of Attorney for John R. Delfino is filed herewith.

Item        Persons Controlled by or Under Common Control with the Registrant
            -----------------------------------------------------------------

            None.

Item        Number of Holders of Securities (as of October 31, 1997)
-----       -----------------------------------------------------------
            Title of Class                                            Number of
            --------------                                              Record
                                                                        Holders
                                                                      ----------

            Short Term Government Income Fund                             8,354

            Intermediate Term Government Income Fund                      2,232

            Institutional Government Income Fund                            896

            Adjustable Rate U.S. Government Securities Fund                 715

            Global Bond Fund
                     Class A Shares                                         255
                     Class C Shares                                         123

            Money Market Fund                                               301

            Intermediate Bond Fund                                          108


Item        Indemnification
-----       ---------------

            Article VI of Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

         "Section 6.4 Indemnification of Trustees, Officers, etc.
                      The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company) (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
         (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Section 6.6      Indemnification Not Exclusive, etc.  The
         right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Trust" shall include Midwest Income Investment Company, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

         The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers and Countrywide Investments, Inc. (the "Adviser"), in its capacity as investment adviser and principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

         The Advisory Agreements provide that each investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence of an investment adviser in the performance of its duties or from the reckless disregard by the investment adviser of its obligations under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by an investment adviser in defending a proceeding, upon the undertaking by or on behalf of the investment adviser to repay the advance unless it is ultimately determined that the investment adviser is entitled to indemnification.

         The Underwriting Agreement with the Adviser provides that the Adviser, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of the Adviser's duties or from the reckless disregard by any of such persons of the Adviser's obligations and duties under the Agreement.

         Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 28.          Business and Other Connections of the Investment Advisers
-------           ---------------------------------------------------------

          A. Countrywide Investments, Inc. (the "Adviser") is a registered investment adviser providing investment advisory services to the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Money Market Fund and the Intermediate Bond Fund and investment management supervisory services to the Global Bond Fund. The Adviser acts as the investment adviser to seven series of Countrywide Tax-Free Trust and to five series of Countrywide Strategic Trust, both of which are registered investment companies. The Adviser also provides investment advisory services to individual and institutional accounts and is a registered broker-dealer.

                  The following list sets forth the business and other connections of the directors and executive officers of the Adviser. Unless otherwise noted(*), the address of the corporations listed below is 312 Walnut Street, Cincinnati, Ohio 45202.

                  *The address of each corporation is 4500 Park Granada Road, Calabasas, California 91302.

            (1)      Angelo R. Mozilo - Chairman and a Director of the
                     Adviser.

                     (a) Chairman and a Trustee of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust, registered investment companies.

                     (b) Chairman and a Director of Countrywide Financial Services, Inc., a financial services company, Countrywide Fund Services, Inc., a registered transfer agent, Countrywide Servicing Exchange,* a loan servicing broker and Countrywide Capital Markets, Inc.,* a parent company.

                     (c) Vice Chairman, Director and Executive Vice President of Countrywide Credit Industries, Inc.,* a holding company which provides residential mortgages and ancillary financial products and services.

                     (d) A Director of Countrywide Home Loans, Inc.,* a residential mortgage lender and CTC Foreclosure Services Corporation,* a foreclosure trustee.

                     (e) A Director of LandSafe, Inc.* and Chairman and a director of various Landsafe subsidiaries which provide residential mortgage title and closing services.

                     (f) Chairman and CEO of Countrywide Securities Corporation,* a registered broker-dealer.

                     (g) Vice Chairman of CWM Mortgage Holdings, Inc.,* a real estate investment trust.

            (2)      Robert H.  Leshner - President  and a Director of the
                     Adviser.

                     (a) President and a Trustee of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

                     (b) President and a Director of Countrywide Financial Services, Inc.

                     (c) Vice Chairman and a Director of Countrywide Fund Services, Inc.

            (3)      Andrew S. Bielanski - A Director of the Adviser.

                     (a) A Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc. and Countrywide Agency, Inc.,* an insurance agency.

                     (b) Managing Director - Marketing of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

            (4)      Thomas H. Boone - A Director of the Adviser.

                     (a) A Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc., Countrywide Agency, Inc., Countrywide Tax Services Corporation,* a residential mortgage tax service provider and Countrywide Lending Corporation,* a lending institution.

                     (b) Managing Director - Chief Loan Administration Officer of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                     (c) A Director and Executive Vice President of CWABS, Inc.,* an asset-backed securities issuer and CWMBS, Inc.,* a mortgage-backed securities issuer.

                     (d)      CEO  and  a  Director  of  CTC   Foreclosure
                              Services Corporation.

            (5)      Marshall M. Gates - A Director of the Adviser.

                     (a) A Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc. and Countrywide Agency, Inc.

                     (b) Managing Director - Production of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                     (c) President and a Director of Second Charter Reinsurance Corporation,* a mortgage, property and casualty reinsurance agency and Charter Reinsurance Corporation,* a mortgage reinsurance agency.

            (6) John J. Goetz - First Vice President and Chief Investment Officer of the Adviser.

                     (a) Vice President of Countrywide Financial Services, Inc. until February 1997.

            (7)      Maryellen Peretzky - First Vice President-
                     Administration, Human Resources and Operations of the Adviser.

                     (a) Vice President-Administration, Human Resources and Operations of Countrywide Financial Services, Inc. and Countrywide Fund Services, Inc.

                     (b) Assistant Secretary of The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds, Interactive Investments and the Dean Family of Funds.

            (8) Sharon L. Karp - First Vice President-Marketing of the Adviser.

                     (a) Vice President of Countrywide Financial Services, Inc. until February 1997.

            (9)      John F. Splain - Secretary and General Counsel of the
                     Adviser.

                     (a) Vice President, Secretary and General Counsel of Countrywide Fund Services, Inc.

                     (b) Secretary and General Counsel of Countrywide Financial Services, Inc.

                     (c) Secretary of Countrywide Tax-Free Trust, Countrywide Investment Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, and The Thermo Opportunity Fund, Inc., registered investment companies.

                     (d) Assistant Secretary of Schwartz Investment Trust, The Gannett Welsh & Kotler Funds, Interactive Investments, Dean Family of Funds and The New York State Opportunity Funds, registered investment companies.

                     (e) Assistant Secretary of Fremont Mutual Funds, Inc. and Capitol Square Funds, registered investment companies, until September 1997.

                     (f)      Secretary  of  Leeb   Personal   Finance(TM)
                              Investment Trust, a registered investment company, until November 1996.

            (10) Robert G. Dorsey - Treasurer of the Adviser.

                     (a) President and Treasurer of Countrywide Fund Services, Inc.

                     (b) Vice President-Finance and Treasurer of Countrywide Financial Services, Inc.

                     (c) Vice President of Countrywide Tax-Free Trust, Countrywide Investment Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., Dean Family of Funds and The New York State Opportunity Funds.

                     (d) Assistant Vice President of Williamsburg Investment Trust, Schwartz Investment Trust, The Gannett Welsh & Kotler Funds, The Tuscarora Investment Trust and Interactive Investments.

                     (e) Vice President of Capitol Square Funds and Assistant Vice President of Fremont Mutual Funds, Inc. until September 1997.

                     (f) Vice President of Leeb Personal Finance(TM) Investment Trust until November 1996.

            (11) Susan F. Flischel - First Vice President- Investments of the Adviser.

            (12) Terrie A. Wiedenheft - Vice President and Controller of the Adviser.

                     (a) First Vice President and Chief Financial Officer of Countrywide Financial Services, Inc.

                     (b) Vice President and Controller of Countrywide Fund Services, Inc.

            (13) Scott Weston - Assistant Vice President-Investments of the Adviser.

   B. Rogge Global Partners plc ("Rogge") is a registered investment adviser providing investment advisory services to the Global Bond Fund. Rogge also acts as the investment adviser to the Manager's Global Bond Fund and the Pace Global Fixed Income Investments Fund, registered investment companies, and other institutional clients. The following are the directors of Rogge. The address of Rogge is 5-6 St. Andrew's Hill, London, England EC4V-5BY.

            (1)      Olaf Rogge

            (2)      John Graham

            (3)      Richard Bell

            (4)      Adrian James

            (5)      David Russell

                     (a) A Director and consultant to United Asset Management Corporation, One International Place, Boston, Massachusetts 02110, an institutional investment management service provider.

Item 29.          Principal Underwriters
-------           ----------------------

                  (a) Countrywide Investments, Inc. also acts as underwriter for Countrywide Strategic Trust, Countrywide Tax-Free Trust, The Milestone Funds, Brundage, Story and Rose Investment Trust and Profit Funds Investment Trust. Unless otherwise indicated(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

                           *The address is 4500 Park Granada Road, Calabasas, California 91302.

                                      Position                    Position
                                       with                         with
                  (b)  Name           Underwriter                 Registrant
                      ------         -----------                 -----------
            * Angelo R. Mozilo       Chairman and                 Chairman
                                     Director                     and Trustee

              Robert H. Leshner      President                    President
                                     and Director                 and
                                                                  Trustee

            * Andrew S. Bielanski    Director                     None

            * Thomas H. Boone        Director                     None

            * Marshall M. Gates      Director                     None

              John J. Goetz          First Vice                   None
                                     President and
                                     Chief
                                     Investment
                                     Officer

              Maryellen Peretzky     First Vice                    None
                                     President-
                                     Administration,
                                     Human Resources
                                     and Operations

              Sharon L. Karp         First Vice                    None
                                     President-
                                     Marketing

              John F. Splain         Secretary and                 Secretary
                                     General Counsel

              Robert G. Dorsey       Treasurer                      Vice
                                                                    President

              Susan F. Flischel      First Vice                     None
                                     President-
                                     Investments

              Terrie A. Wiedenheft   First Vice                     None
                                     President and
                                     Controller

              Scott Weston           Assistant Vice                 None
                                     President-
                                     Investments

Item 30.          Location of Accounts and Records
-------           --------------------------------
                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 31.          Management Services Not Discussed in Parts A or B
-------           -------------------------------------------------
                  None.

Item 32.          Undertakings
-------           ------------

     (a)      Not Applicable.

     (b)      Not Applicable.

     (c) The Registrant undertakes that, if so requested, it will furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report without charge.

     (d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Countrywide Investment Trust pursuant to the provisions of Massachusetts law and the Restated Agreement and Declaration of Trust of Countrywide Investment Trust or the Bylaws of Countrywide Investment Trust, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Countrywide Investment Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate
              jurisdiction     the     question     whether    such
              indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) The Registrant undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

              (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

              (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 31st day of December, 1997.

                                           COUNTRYWIDE INVESTMENT TRUST


                                        By: /s/ John F. Splain
                                            -------------------
                                            John F. Splain,
                                            Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 31st day of December, 1997.


*ANGELO R. MOZILO                           Chairman
                                            and Trustee

/s/ Robert H. Leshner                       President
---------------------
ROBERT H. LESHNER                           and Trustee


/s/ Mark J. Seger                           Treasurer
---------------------
MARK J. SEGER


*DONALD L. BOGDON, M.D.                     Trustee

*JOHN R. DELFINO                            Trustee

*H. JEROME LERNER                           Trustee      By: /s/ John F. Splain
                                                            JOHN F. SPLAIN
*OSCAR P. ROBERTSON                         Trustee         Attorney-in-Fact*
                                                            December 31, 1997
*JOHN F. SEYMOUR, JR.                       Trustee

*SEBASTIANO STERPA                          Trustee